UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-8056

Praxis Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46528
(Address of principal executive offices) (Zip code)

Anthony Zacharski

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-977-2947

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Praxis Impact Bond Fund

Class A (MIIAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

How did the Fund perform during the reporting period?

    For the year ended – Dec. 31, 2025, the Praxis Impact Bond Fund Class A Shares returned 6.82%, underperforming by 0.48% the Bloomberg U.S. Aggregate Bond Index return of 7.30%.

Top Performance Contributors

Treasuries l Treasuries are on the restricted list and the absence of any Treasuries in the Fund was a large performance contributor, as all spread sectors had positive excess returns in 2025.

Duration l The decision to have more duration than the index was a contributor to the performance of the Fund. The large decrease in interest rates increased the return.

Securitized Products l Overweight was a positive. The overweight to Mortgage-Backed Securities (MBS) sector was the largest positive contributor.

Top Performance Detractors

Corporates l Individual security selection was a slight negative in the Corporate sector while overall allocation was a slight positive. The biggest negatives were within the Institutional Financial Services and Industrials sectors. The managers generally chose less risky bonds in 2025, and those bonds had lower total returns than the riskier bonds of the index.

Government-Related l Overweight was a negative. The managers use this sector instead of U.S. Treasuries, so the balance of those was still a strong positive for the Fund overall.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Impact Bond Fund - Class A - $11,333
Bloomberg U.S. Aggregate Bond Index - $12,199
$14,000
$12,000
$10,000
$8,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Impact Bond Fund - Class A	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$9,627	$10,000
Dec-2016	$9,831	$10,265
Dec-2017	$10,137	$10,628
Dec-2018	$10,101	$10,629
Dec-2019	$10,884	$11,556
Dec-2020	$11,694	$12,423
Dec-2021	$11,434	$12,232
Dec-2022	$9,934	$10,641
Dec-2023	$10,487	$11,229
Dec-2024	$10,609	$11,369
Dec-2025	$11,333	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class A
Without Load	6.82%	-0.63%	1.64%
With Load	2.83%	-1.39%	1.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$1,144,143,886
  Number of Portfolio Holdings529
  Advisory Fee $3,653,362
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.1%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	25.7%
Corporate Notes	0.8%
Foreign Governments	5.6%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.6%
Money Market Funds	3.1%
Municipal Bonds	0.9%
U.S. Government Agencies	56.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.3%
FNMA, 0.875%, due 08/05/30	1.9%
FNMA, 5.625%, due 07/15/37	1.4%
FNMA, 6.625%, due 11/15/30	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.245%, due 01/25/31	1.2%
FHLMC, 3.000%, due 07/01/52	1.2%
FHLB, 3.250%, due 11/16/28	1.1%
FNMA, 3.500%, due 05/01/52	1.1%
FHLMC, 1.297%, due 06/25/30	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Impact Bond Fund - Class A (MIIAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MIIAX

Praxis Impact Bond Fund

Class I (MIIIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.46%

How did the Fund perform during the reporting period?

    For the year ended – Dec. 31, 2025, the Praxis Impact Bond Fund Class I Shares returned 7.23%, underperforming by 0.07% the Bloomberg U.S. Aggregate Bond Index return of 7.30%.

Top Performance Contributors

Treasuries l Treasuries are on the restricted list and the absence of any Treasuries in the Fund was a large performance contributor, as all spread sectors had positive excess returns in 2025.

Duration l The decision to have more duration than the index was a contributor to the performance of the Fund. The large decrease in interest rates increased the return.

Securitized Products l Overweight was a positive. The overweight to Mortgage-Backed Securities (MBS) sector was the largest positive contributor.

Top Performance Detractors

Corporates l Individual security selection was a slight negative in the Corporate sector while overall allocation was a slight positive. The biggest negatives were within the Institutional Financial Services and Industrials sectors. The managers generally chose less risky bonds in 2025, and those bonds had lower total returns than the riskier bonds of the index.

Government-Related l Overweight was a negative. The managers use this sector instead of U.S. Treasuries, so the balance of those was still a strong positive for the Fund overall.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Impact Bond Fund - Class I - $122,663
Bloomberg U.S. Aggregate Bond Index - $121,993
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Impact Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$100,000	$100,000
Dec-2016	$102,548	$102,647
Dec-2017	$106,221	$106,283
Dec-2018	$106,310	$106,295
Dec-2019	$114,974	$115,560
Dec-2020	$124,098	$124,235
Dec-2021	$121,706	$122,320
Dec-2022	$106,312	$106,405
Dec-2023	$112,553	$112,288
Dec-2024	$114,392	$113,692
Dec-2025	$122,663	$121,993

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class I	7.23%	-0.23%	2.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,144,143,886
  Number of Portfolio Holdings529
  Advisory Fee $3,653,362
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.1%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	25.7%
Corporate Notes	0.8%
Foreign Governments	5.6%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	0.6%
Money Market Funds	3.1%
Municipal Bonds	0.9%
U.S. Government Agencies	56.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FHLB, 5.500%, due 07/15/36	2.3%
FNMA, 0.875%, due 08/05/30	1.9%
FNMA, 5.625%, due 07/15/37	1.4%
FNMA, 6.625%, due 11/15/30	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.245%, due 01/25/31	1.2%
FHLMC, 3.000%, due 07/01/52	1.2%
FHLB, 3.250%, due 11/16/28	1.1%
FNMA, 3.500%, due 05/01/52	1.1%
FHLMC, 1.297%, due 06/25/30	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Impact Bond Fund - Class I (MIIIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MIIIX

Praxis International Index Fund

Class A (MPLAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.94%

How did the Fund perform during the reporting period?

     For the year ended Dec. 31, 2025, the Praxis International Index Fund Class A Shares returned 28.89%, underperforming by 2.98% the Morningstar Global ex-US Target Market Exposure NR USD index return of 31.87%.

Top Performance Contributors

Information Technology l Overweight was a positive. Overweight in Taiwan Semiconductor Manufacturing Co. Ltd. - ADR was a large contributor.

Energy l Underweight was a positive.

Consumer Staples l Underweight was a positive.

Top Performance Detractors

Industrials l Underweight was a negative. Some overweights in companies were detractors, and some restricted names were also detractors.

Real Estate l Overweight was a negative.

Utilities l Underweight was a slight negative.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis International Index - Class A - $19,873
Morningstar Global ex-US Target Market Exposure NR USD - $22,701
$25,000
$20,000
$15,000
$10,000
$5,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis International Index - Class A	Morningstar Global ex-US Target Market Exposure NR USD
Dec-2015	$9,472	$10,000
Dec-2016	$9,943	$10,468
Dec-2017	$12,426	$13,250
Dec-2018	$10,546	$11,455
Dec-2019	$12,608	$13,924
Dec-2020	$14,167	$15,414
Dec-2021	$15,191	$16,684
Dec-2022	$12,651	$14,127
Dec-2023	$14,487	$16,337
Dec-2024	$15,418	$17,215
Dec-2025	$19,873	$22,701

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class A
Without Load	28.89%	7.00%	7.69%
With Load	22.12%	5.85%	7.11%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$548,601,432
  Number of Portfolio Holdings455
  Advisory Fee $2,004,930
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	9.4%
Money Market Funds	0.1%
Preferred Stocks	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Other Country
32.7%
Japan
14.7%
United Kingdom
8.3%
Canada
7.9%
Taiwan
7.1%
Switzerland
5.4%
France
5.3%
South Korea
4.8%
Germany
4.8%
India
4.7%
Cayman Islands
4.3%

Value	Value
Cayman Islands	4.3%
India	4.7%
Germany	4.8%
South Korea	4.8%
France	5.3%
Switzerland	5.4%
Taiwan	7.1%
Canada	7.9%
United Kingdom	8.3%
Japan	14.7%
Other Country	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd. - ADR	1.6%
ICICI Bank Ltd. - ADR	1.3%
ASML Holding N.V.	1.3%
HDFC Bank Ltd. - ADR	1.2%
Infosys Ltd. - ADR	1.2%
SK Hynix, Inc.	1.1%
Chunghwa Telecom Co. Ltd. - ADR	1.0%
Alibaba Group Holding Ltd. - ADR	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis International Index Fund - Class A (MPLAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MPLAX

Praxis International Index Fund

Class I (MPLIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.54%

How did the Fund perform during the reporting period?

       For the year ended Dec. 31, 2025, the Praxis International Index Fund Class I Shares returned 29.51%, underperforming by 2.36% the Morningstar Global ex-US Target Market Exposure NR USD index return of 31.87%.

Top Performance Contributors

Information Technology l Overweight was a positive. Overweight in Taiwan Semiconductor Manufacturing Co. Ltd. - ADR was a large contributor.

Energy l Underweight was a positive.

Consumer Staples | Underweight was a positive.

Top Performance Detractors

Industrials l Underweight was a negative. Some overweights in companies were detractors, and some restricted names were also detractors.

Real Estate l Overweight was a negative.

Utilities l Underweight was a slight negative.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis International Index - Class I - $222,399
Morningstar Global ex-US Target Market Exposure NR USD - $227,014
$250,000
$200,000
$150,000
$100,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis International Index - Class I	Morningstar Global ex-US Target Market Exposure NR USD
Dec-2015	$100,000	$100,000
Dec-2016	$105,481	$104,684
Dec-2017	$132,560	$132,497
Dec-2018	$113,316	$114,548
Dec-2019	$136,487	$139,242
Dec-2020	$154,478	$154,135
Dec-2021	$166,578	$166,839
Dec-2022	$139,620	$141,274
Dec-2023	$160,662	$163,372
Dec-2024	$171,718	$172,151
Dec-2025	$222,399	$227,014

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class I	29.51%	7.56%	8.32%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$548,601,432
  Number of Portfolio Holdings455
  Advisory Fee $2,004,930
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	9.4%
Money Market Funds	0.1%
Preferred Stocks	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Cayman Islands	4.3%
India	4.7%
Germany	4.8%
South Korea	4.8%
France	5.3%
Switzerland	5.4%
Taiwan	7.1%
Canada	7.9%
United Kingdom	8.3%
Japan	14.7%
Other Country	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.7%
Samsung Electronics Co. Ltd.	1.7%
Tencent Holdings Ltd. - ADR	1.6%
ICICI Bank Ltd. - ADR	1.3%
ASML Holding N.V.	1.3%
HDFC Bank Ltd. - ADR	1.2%
Infosys Ltd. - ADR	1.2%
SK Hynix, Inc.	1.1%
Chunghwa Telecom Co. Ltd. - ADR	1.0%
Alibaba Group Holding Ltd. - ADR	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis International Index Fund - Class I (MPLIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MPLIX

Praxis Value Index Fund

Class A (MVIAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0..69%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Praxis Value Index Fund Class A Shares (without load) returned 12.97%, underperforming the CRSP U.S. Large Cap Value Index return of 15.31%.

Top Performance Contributors

Health Care l Overweight was a positive. Underweight in UnitedHealth Group, Inc. (restricted name) and overweight in Cardinal Health, Inc. and AbbVie, Inc. were lead contributors.

Financials l Overweight was a positive. Overweight in JPMorgan Chase & Co., Bank of New York Mellon Corp. (The) and Goldman Sachs Group, Inc. (The) were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Restricted names Caterpillar, Inc., General Electric Co., and RTX Corp. were lead detractors.

Technology l Overweight was a negative. Underweight in IBM Corp. (restricted name), Analog Devices, Inc. (restricted name) and Oracle Corp..

Consumer Staples l Overweight was a negative. Restricted names Philip Morris International, Inc. and Altria Group, Inc. were lead detractors.

Energy l Underweight was a negative. Restricted names Exxon Mobil Corp. and Chevron Corp. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Value Index Fund - Class A - $27,528
CRSP U.S. Large Cap Value Index - $30,193
CRSP U.S. Total Market Index - $37,902
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Value Index Fund - Class A	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2015	$9,474	$10,000	$10,000
Dec-2016	$11,002	$11,693	$11,268
Dec-2017	$12,797	$13,699	$13,655
Dec-2018	$11,713	$12,959	$12,950
Dec-2019	$15,485	$16,309	$16,943
Dec-2020	$16,039	$16,678	$20,500
Dec-2021	$19,973	$21,101	$25,773
Dec-2022	$18,404	$20,676	$20,749
Dec-2023	$22,091	$22,572	$26,139
Dec-2024	$24,367	$26,184	$32,352
Dec-2025	$27,528	$30,193	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class A
Without Load	12.97%	11.41%	11.26%
With Load*	7.06%	10.21%	10.66%
CRSP U.S. Large Cap Value Index	15.31%	12.60%	11.68%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$531,474,090
  Number of Portfolio Holdings274
  Advisory Fee $1,206,324
  Portfolio Turnover26%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	2.7%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.4%
Johnson & Johnson	2.1%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	2.0%
Bank of America Corp.	1.8%
Home Depot, Inc. (The)	1.5%
Goldman Sachs Group, Inc. (The)	1.4%
Cisco Systems, Inc.	1.4%
Coca-Cola Co. (The)	1.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Value Index Fund - Class A (MVIAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MVIAX

Praxis Value Index Fund

Class I (MVIIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.37%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Praxis Value Index Fund Class I Shares returned 13.34%, underperforming the CRSP U.S. Large Cap Value Index return of 15.31%.

Top Performance Contributors

Health Care l Overweight was a positive. Underweight in UnitedHealth Group, Inc. (restricted name) and overweight in Cardinal Health, Inc. and AbbVie, Inc. were lead contributors.

Financials l Overweight was a positive. Overweight in JPMorgan Chase & Co., Bank of New York Mellon Corp. (The) and Goldman Sachs Group, Inc. (The) were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Restricted names Caterpillar, Inc., General Electric Co., and RTX Corp. were lead detractors.

Technology l Overweight was a negative. Underweight in IBM Corp. (restricted name), Analog Devices, Inc. (restricted name) and Oracle Corp..

Consumer Staples l Overweight was a negative. Restricted names Philip Morris International, Inc. and Altria Group, Inc. were lead detractors.

Energy l Underweight was a negative. Restricted names Exxon Mobil Corp. and Chevron Corp. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Value Index Fund - Class I - $302,709
CRSP U.S. Large Cap Value Index - $301,926
CRSP U.S. Total Market Index - $379,018
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Value Index Fund - Class I	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2015	$100,000	$100,000	$100,000
Dec-2016	$116,753	$116,928	$112,676
Dec-2017	$136,499	$136,989	$136,552
Dec-2018	$125,491	$129,592	$129,496
Dec-2019	$166,576	$163,093	$169,428
Dec-2020	$173,361	$166,785	$204,995
Dec-2021	$216,832	$211,007	$257,729
Dec-2022	$200,456	$206,758	$207,489
Dec-2023	$241,387	$225,718	$261,386
Dec-2024	$267,087	$261,842	$323,522
Dec-2025	$302,709	$301,926	$379,018

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class I	13.34%	11.79%	11.71%
CRSP U.S. Large Cap Value Index	15.31%	12.60%	11.68%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$531,474,090
  Number of Portfolio Holdings274
  Advisory Fee $1,206,324
  Portfolio Turnover26%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	2.7%
Money Market Funds	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.3%
Walmart, Inc.	2.4%
Johnson & Johnson	2.1%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	2.0%
Bank of America Corp.	1.8%
Home Depot, Inc. (The)	1.5%
Goldman Sachs Group, Inc. (The)	1.4%
Cisco Systems, Inc.	1.4%
Coca-Cola Co. (The)	1.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Value Index Fund - Class I (MVIIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MVIIX

Praxis Growth Index Fund

Class A (MGNDX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.62%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Praxis Growth Index Fund Class A Shares (without load) returned 18.05%, underperforming the CRSP U.S. Large Cap Growth Index return of 19.48%.

Top Performance Contributors

Health Care l Overweight was a positive. Overweight in Eli Lilly & Co., McKesson Corp. and AbbVie, Inc. were lead contributors.

Financials l Overweight was a positive. Overweight in Robinhood Markets, Inc. - Class A, Interactive Brokers Group, Inc. - Class A and American Express Co. were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Underweight in General Electric Co. (restricted name), GE Vernova, Inc., Amphenol Corp. - Class A and Boeing Co. (restricted name) were lead detractors.

Technology l Underweight was a negative. Underweight in Palantir Technologies, Inc. (restricted name) and Microsoft Corp. (diversification rule) were lead detractors.

Real Estate l Underweight was a negative. Underweight in CoStar Group, Inc. and Welltower, Inc., and overweight in Iron Mountain, Inc. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Growth Index Fund - Class A - $42,853
CRSP U.S. Large Cap Growth Index - $50,099
CRSP U.S. Total Market Index - $37,902
$60,000
$40,000
$20,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Growth Index Fund - Class A	CRSP U.S. Large Cap Growth Index	CRSP U.S. Total Market Index
Dec-2015	$9,475	$10,000	$10,000
Dec-2016	$10,152	$10,616	$11,268
Dec-2017	$12,820	$13,573	$13,655
Dec-2018	$12,814	$13,120	$12,950
Dec-2019	$16,844	$18,015	$16,943
Dec-2020	$22,370	$25,269	$20,500
Dec-2021	$29,438	$32,167	$25,773
Dec-2022	$21,073	$21,511	$20,749
Dec-2023	$27,286	$31,591	$26,139
Dec-2024	$36,302	$41,932	$32,352
Dec-2025	$42,853	$50,099	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class A
Without Load	18.05%	13.88%	16.29%
With Load*	11.84%	12.66%	15.66%
CRSP U.S. Large Cap Growth Index	19.48%	14.67%	17.49%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$746,859,083
  Number of Portfolio Holdings158
  Advisory Fee $1,562,500
  Portfolio Turnover18%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	1.7%
Money Market Funds	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	12.0%
Microsoft Corp.	8.3%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Growth Index Fund - Class A (MGNDX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MGNDX

Praxis Growth Index Fund

Class I (MMDEX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.34%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Praxis Growth Index Fund Class I Shares returned 18.37%, underperforming the CRSP U.S. Large Cap Growth Index return of 19.48%.

Top Performance Contributors

Health Care l Overweight was a positive. Overweight in Eli Lilly & Co., McKesson Corp. and AbbVie, Inc. were lead contributors.

Financials l Overweight was a positive. Overweight in Robinhood Markets, Inc. - Class A, Interactive Brokers Group, Inc. - Class A and American Express Co. were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Underweight in General Electric Co. (restricted name), GE Vernova, Inc., Amphenol Corp. - Class A and Boeing Co. (restricted name) were lead detractors.

Technology l Underweight was a negative. Underweight in Palantir Technologies, Inc. (restricted name) and Microsoft Corp. (diversification rule) were lead detractors.

Real Estate l Underweight was a negative. Underweight in CoStar Group, Inc. and Welltower, Inc., and overweight in Iron Mountain, Inc. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Growth Index Fund - Class I - $467,675
CRSP U.S. Large Cap Growth Index - $500,992
CRSP U.S. Total Market Index - $379,018
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Growth Index Fund - Class I	CRSP U.S. Large Cap Growth Index	CRSP U.S. Total Market Index
Dec-2015	$100,000	$100,000	$100,000
Dec-2016	$107,618	$106,156	$112,676
Dec-2017	$136,438	$135,729	$136,552
Dec-2018	$136,966	$131,195	$129,496
Dec-2019	$180,675	$180,147	$169,428
Dec-2020	$240,646	$252,689	$204,995
Dec-2021	$317,574	$321,671	$257,729
Dec-2022	$228,080	$215,109	$207,489
Dec-2023	$296,095	$315,910	$261,386
Dec-2024	$395,096	$419,321	$323,522
Dec-2025	$467,675	$500,992	$379,018

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class I	18.37%	14.21%	16.68%
CRSP U.S. Large Cap Growth Index	19.48%	14.67%	17.49%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$746,859,083
  Number of Portfolio Holdings158
  Advisory Fee $1,562,500
  Portfolio Turnover18%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	1.7%
Money Market Funds	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	12.0%
Microsoft Corp.	8.3%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Growth Index Fund - Class I (MMDEX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MMDEX

Praxis Small Cap Index Fund

Class A (MMSCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

How did the Fund perform during the reporting period?

    For the year ended – Dec. 31, 2025, the Praxis Small Cap Index Fund Class A Shares (without load) returned 6.15%, underperforming the CRSP U.S. Small Cap Index return of 8.82%.

Top Performance Contributors

Technology l Overweight was a positive. Overweight in Credo Technology Group Holding Ltd., Sanmina Corp. and Sandisk Corp. were lead contributors.

Consumer Staples l Underweight was a positive. Investments in Andersons, Inc. (The) and Walgreens Boots Alliance, Inc., along with no investment in Primo Brands Corp. and e.l.f. Beauty, Inc. (restricted name) were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Restricted names Woodward, Inc., Kratos Defense & Security Solutions, Inc., and Curtiss-Wright Corp. were lead detractors.

Energy l Underweight was a negative. Underweight in Expand Energy Corp. (restricted name), TechnipFMC plc (restricted name part of year), and overweight in Flowco Holdings, Inc. were lead detractors.

Communications l Neutral weight. Underweight in EchoStar Corp. - Class A and overweight in Cogent Communications Holdings, Inc. were lead detractors.

Real Estate l Underweight was a negative. Overweight in Douglas Emmett, Inc. and SL Green Realty Corp. along with underweight in Compass Group plc and American Healthcare REIT, Inc. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Small Cap Index Fund - Class A - $18,653
CRSP U.S. Small Cap Index - $26,896
CRSP U.S. Total Market Index - $37,902
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Small Cap Index Fund - Class A	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2015	$9,478	$10,000	$10,000
Dec-2016	$10,254	$11,826	$11,268
Dec-2017	$11,351	$13,746	$13,655
Dec-2018	$10,379	$12,464	$12,950
Dec-2019	$12,597	$15,873	$16,943
Dec-2020	$13,905	$18,901	$20,500
Dec-2021	$17,595	$22,249	$25,773
Dec-2022	$14,061	$18,324	$20,749
Dec-2023	$16,293	$21,638	$26,139
Dec-2024	$17,573	$24,715	$32,352
Dec-2025	$18,653	$26,896	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class A
Without Load	6.15%	6.05%	7.00%
With Load*	0.60%	4.91%	6.43%
CRSP U.S. Small Cap Index	8.82%	7.31%	10.40%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$197,926,222
  Number of Portfolio Holdings665
  Advisory Fee $563,921
  Portfolio Turnover35%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	12.3%
Money Market Funds	0.5%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sandisk Corp.	0.5%
Liberty Media Corp. - Liberty Formula One - Series C	0.5%
Rocket Lab Corp.	0.5%
ATI, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Omnicom Group, Inc.	0.5%
Franklin Resources, Inc.	0.5%
Sanmina Corp.	0.5%
SoFi Technologies, Inc.	0.5%
SPX Technologies, Inc.	0.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Small Cap Index Fund - Class A (MMSCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MMSCX

Praxis Small Cap Index Fund

Class I (MMSIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Praxis Small Cap Index Fund Class I Shares returned 6.71%, underperforming the CRSP U.S. Small Cap Index return of 8.82%.

Top Performance Contributors

Technology l Overweight was a positive. Overweight in Credo Technology Group Holding Ltd., Sanmina Corp. and Sandisk Corp. were lead contributors.

Consumer Staples l Underweight was a positive. Investments in Andersons, Inc. (The) and Walgreens Boots Alliance, Inc., along with no investment in Primo Brands Corp. and e.l.f. Beauty, Inc. (restricted name) were lead contributors.

Top Performance Detractors

Industrials l Underweight was a negative. Restricted names Woodward, Inc., Kratos Defense & Security Solutions, Inc., and Curtiss-Wright Corp. were lead detractors.

Energy l Underweight was a negative. Underweight in Expand Energy Corp. (restricted name), TechnipFMC plc (restricted name part of year), and overweight in Flowco Holdings, Inc. were lead detractors.

Communications l Neutral weight. Underweight in EchoStar Corp. - Class A and overweight in Cogent Communications Holdings, Inc. were lead detractors.

Real Estate l Underweight was a negative. Overweight in Douglas Emmett, Inc. and SL Green Realty Corp. along with underweight in Compass Group plc and American Healthcare REIT, Inc. were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Small Cap Index Fund - Class I - $209,435
CRSP U.S. Small Cap Index - $268,956
CRSP U.S. Total Market Index - $379,018
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Small Cap Index Fund - Class I	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2015	$100,000	$100,000	$100,000
Dec-2016	$108,931	$118,262	$112,676
Dec-2017	$121,156	$137,464	$136,552
Dec-2018	$111,673	$124,643	$129,496
Dec-2019	$136,376	$158,732	$169,428
Dec-2020	$151,438	$189,007	$204,995
Dec-2021	$192,874	$222,487	$257,729
Dec-2022	$155,061	$183,242	$207,489
Dec-2023	$180,906	$216,384	$261,386
Dec-2024	$196,268	$247,148	$323,522
Dec-2025	$209,435	$268,956	$379,018

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class I	6.71%	6.70%	7.67%
CRSP U.S. Small Cap Index	8.82%	7.31%	10.40%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$197,926,222
  Number of Portfolio Holdings665
  Advisory Fee $563,921
  Portfolio Turnover35%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	12.3%
Money Market Funds	0.5%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sandisk Corp.	0.5%
Liberty Media Corp. - Liberty Formula One - Series C	0.5%
Rocket Lab Corp.	0.5%
ATI, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Omnicom Group, Inc.	0.5%
Franklin Resources, Inc.	0.5%
Sanmina Corp.	0.5%
SoFi Technologies, Inc.	0.5%
SPX Technologies, Inc.	0.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Small Cap Index Fund - Class I (MMSIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MMSIX

Praxis Genesis Conservative Portfolio

Class A (MCONX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.61%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Genesis Conservative Portfolio’s Class A Shares (without load) returned 10.14%, which underperformed the S&P Target Risk Conservative Index return of 11.74%.

    The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying Funds, relying on the premise that the higher risk equity Funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2025 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Detractors

Praxis International Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund underperformed its benchmark for the year with some of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund slightly underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Conservative Portfolio - $14,738
S&P Target Risk Conservative Index - $16,752
Bloomberg U.S. Aggregate Bond Index - $12,199
CRSP U.S. Total Market Index - $37,902
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Genesis Conservative Portfolio	S&P Target Risk Conservative Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,473	$10,000	$10,000	$10,000
Dec-2016	$9,873	$10,509	$10,265	$11,268
Dec-2017	$10,699	$11,546	$10,628	$13,655
Dec-2018	$10,416	$11,231	$10,629	$12,950
Dec-2019	$11,786	$12,802	$11,556	$16,943
Dec-2020	$12,997	$14,039	$12,423	$20,500
Dec-2021	$13,571	$14,740	$12,232	$25,773
Dec-2022	$11,592	$12,678	$10,641	$20,749
Dec-2023	$12,725	$14,065	$11,229	$26,139
Dec-2024	$13,381	$14,992	$11,369	$32,352
Dec-2025	$14,738	$16,752	$12,199	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Conservative Portfolio
Without Load	10.14%	2.55%	4.52%
With Load*	4.34%	1.45%	3.95%
S&P Target Risk Conservative Index	11.74%	3.60%	5.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$24,644,948
  Number of Portfolio Holdings6
  Advisory Fee $12,163
  Portfolio Turnover12%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	70.2%
Praxis Value Index Fund - Class I	9.2%
Praxis Growth Index Fund - Class I	9.2%
Praxis International Index Fund - Class I	9.0%
Praxis Small Cap Index Fund - Class I	2.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Genesis Conservative Portfolio - Class A (MCONX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MCONX

Praxis Genesis Balanced Portfolio

Class A (MBAPX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.46%

How did the Fund perform during the reporting period?

For the year ended – Dec. 31, 2025, the Genesis Balanced Portfolio’s Class A Shares (without load) return was 13.46%, which underperformed the S&P Target Risk Growth Index’s return of 16.59%.

      The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying Funds, relying on the premise that the higher risk equity Funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2025 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Detractors

Praxis International Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund underperformed its benchmark for the year with some of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund slightly underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Balanced Portfolio - $19,322
S&P Target Risk Balanced Index - $21,872
Bloomberg U.S. Aggregate Bond Index - $12,199
CRSP U.S. Total Market Index - $37,902
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Genesis Balanced Portfolio	S&P Target Risk Balanced Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,477	$10,000	$10,000	$10,000
Dec-2016	$10,100	$10,667	$10,265	$11,268
Dec-2017	$11,451	$12,377	$10,628	$13,655
Dec-2018	$10,891	$11,673	$10,629	$12,950
Dec-2019	$12,910	$13,915	$11,556	$16,943
Dec-2020	$14,585	$15,561	$12,423	$20,500
Dec-2021	$16,301	$17,330	$12,232	$25,773
Dec-2022	$13,683	$14,683	$10,641	$20,749
Dec-2023	$15,620	$16,941	$11,229	$26,139
Dec-2024	$17,030	$18,759	$11,369	$32,352
Dec-2025	$19,322	$21,872	$12,199	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Balanced Portfolio
Without Load	13.46%	5.79%	7.38%
With Load*	7.50%	4.66%	6.81%
S&P Target Risk Balanced Index	16.59%	7.05%	8.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$104,780,452
  Number of Portfolio Holdings6
  Advisory Fee $49,390
  Portfolio Turnover13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	40.2%
Praxis International Index Fund - Class I	18.0%
Praxis Value Index Fund - Class I	16.0%
Praxis Growth Index Fund - Class I	15.9%
Praxis Small Cap Index Fund - Class I	9.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Genesis Balanced Portfolio - Class A (MBAPX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MBAPX

Praxis Genesis Growth Portfolio

Class A (MGAFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.46%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2025, the Genesis Growth Portfolio’s Class A Shares (without load) return was 15.50%, which underperformed the S&P Target Risk Aggressive Index’s return of 19.75%

     The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying Funds, relying on the premise that the higher risk equity Funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2025 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Detractors

Praxis International Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund underperformed its benchmark for the year with some of the difference caused by restricted name stocks and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund slightly underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Growth Portfolio - $22,653
S&P Target Risk Aggressive Index - $25,876
Bloomberg U.S. Aggregate Bond Index - $12,199
CRSP U.S. Total Market Index - $37,902
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Praxis Genesis Growth Portfolio	S&P Target Risk Aggressive Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2015	$9,473	$10,000	$10,000	$10,000
Dec-2016	$10,214	$10,766	$10,265	$11,268
Dec-2017	$11,920	$12,932	$10,628	$13,655
Dec-2018	$11,143	$11,943	$10,629	$12,950
Dec-2019	$13,612	$14,664	$11,556	$16,943
Dec-2020	$15,529	$16,583	$12,423	$20,500
Dec-2021	$18,125	$19,174	$12,232	$25,773
Dec-2022	$15,035	$16,080	$10,641	$20,749
Dec-2023	$17,588	$19,039	$11,229	$26,139
Dec-2024	$19,613	$21,608	$11,369	$32,352
Dec-2025	$22,653	$25,876	$12,199	$37,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Growth Portfolio
Without Load	15.50%	7.84%	9.11%
With Load*	9.46%	6.69%	8.52%
S&P Target Risk Aggressive Index	19.75%	9.31%	9.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
CRSP U.S. Total Market Index	17.15%	13.08%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$124,842,488
  Number of Portfolio Holdings6
  Advisory Fee $58,645
  Portfolio Turnover14%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Value Index Fund - Class I	20.5%
Praxis Growth Index Fund - Class I	20.4%
Praxis Impact Bond Fund - Class I	20.1%
Praxis Small Cap Index Fund - Class I	14.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Praxis Genesis Growth Portfolio - Class A (MGAFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MGAFX

Praxis Impact Large Cap Growth ETF PRXG (Principal U.S. Listing Exchange: NYSE Arca, Inc.) Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of April 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$32	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

From April 7, 2025 to December 31, 2025, the Praxis Impact Large Cap Growth ETF returned 45.28%, underperforming the CRSP US Large Cap Growth Index return of 46.36%.

PERFORMANCE

Top Contributors

↑	Consumer Discretionary | Overweight was a positive. Overweight in Tesla, Ulta Beauty, Carvana and eBay, and underweight in Flutter Entertainment (restricted name) were lead contributors.
↑	Energy | Overweight was a positive. Overweight in Venture Global and First Solar were lead contributors.
↑	Health Care | Overweight was a positive. Overweight in Cardinal Health and Danaher Corporation were lead contributors.

Top Detractors

↓	Technology | Underweight was a negative. Specifically, underweights in Palantir Technologies (restricted name) was the lead detractor.
↓	Industrials | Neutral weight. General Electric (restricted name), underweight in GE Vernova and Boeing (restricted name) were lead detractors.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Praxis Impact Large Cap Growth ETF	PAGE 1	TSR-AR-74006E736

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Praxis Impact Large Cap Growth ETF NAV	45.28
CRSP US Total Market Total Return Index	36.53
CRSP US Large Cap Growth TR Index	46.36

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$71,154,572
Number of Portfolio Holdings	176
Advisory Fee	$119,567
Portfolio Turnover	13%

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Asset Weighting (% of total investments)*

*	Represents less than 0.05%

Top 10 Holdings	(% of net assets)
NVIDIA Corp.	12.8%
Apple, Inc.	11.9%
Microsoft Corp.	10.6%
Alphabet, Inc. - Class C	6.0%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.5%
Meta Platforms, Inc. - Class A	4.1%
Alphabet, Inc. - Class A	3.9%
Tesla, Inc.	3.6%
Eli Lilly & Co.	2.6%

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/), including its:

•	Prospectus
•	Financial information
•	Holdings
•	Proxy voting information

Praxis Impact Large Cap Growth ETF	PAGE 2	TSR-AR-74006E736

Praxis Impact Large Cap Value ETF PRXV (Principal U.S. Listing Exchange: NYSE Arca, Inc.) Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of April 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/ products/etfs/prxv-impact-large-cap-value-etf/. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$30	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for the full reporting period.

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

From April 7, 2025 to December 31, 2025, the Praxis Impact Large Cap Value ETF returned 24.14%, underperforming the CRSP US Large Cap Value Index return of 24.57%.

PERFORMANCE

Top Contributors

↑	Health Care | Overweight was a positive. Underweight in UnitedHealth Group (restricted name) and overweight in Johnson & Johnson, Cardinal Health, Merck and Danaher were lead contributors.
↑	Financials | Neutral weight. Overweight in JPMorgan Chase, Citigroup and Northern Trust were lead contributors.

Top Detractors

↓	Industrials | Underweight was a negative. Restricted names Caterpillar, General Electric, RTX, Parker Hannifin, Cummins and Eaton were lead detractors.
↓	Utilities | Underweight was a negative. Underweight in Constellation Energy (restricted name) and Vistra Corp. were large detractors.
↓	Consumer Discretionary | Overweight was a negative. Underweight General Motors (restricted name), Ross Stores and Ulta Beauty were lead detractors.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Praxis Impact Large Cap Value ETF	PAGE 1	TSR-AR-74006E744

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Praxis Impact Large Cap Value ETF NAV	24.14
CRSP US Total Market Total Return Index	36.53
CRSP US Large Cap Value TR Index	24.57

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$61,344,910
Number of Portfolio Holdings	274
Advisory Fee	$115,952
Portfolio Turnover	14%

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Asset Weighting (% of total investments)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.4%
Walmart, Inc.	2.2%
Procter & Gamble Co.	2.0%
AbbVie, Inc.	1.9%
Bank of America Corp.	1.7%
Home Depot, Inc.	1.6%
Micron Technology, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Coca-Cola Co.	1.4%

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/), including its:

•	Prospectus
•	Financial information
•	Holdings
•	Proxy voting information

Praxis Impact Large Cap Value ETF	PAGE 2	TSR-AR-74006E744

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the registrant’s website.

(f)	A copy of the Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” as defined by Item 3 of Form N-CSR serving on its audit committee. Ms. Laura Berry is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2024	2025
$137,750	$171,750

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are:

2024	2025
$38,300	$41,500

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2024	2025
$38,300	$41,500

Tax fees consisted of fees for tax compliance services during both years.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are:

2024	2025
$0	$0

Audit Committee’s Pre-Approval Policies

(e)(1) Audit Committee Pre-Approval Policies.

(A) Audit Services

Before an auditor is engaged by the funds to render audit services, the committee shall review and approve the engagement (see also “delegation” below).

(B) Permissible Non-Audit Services

The committee shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the funds employ their auditor to render “permissible non-audit services” to the funds. (a “permissible non-audit service” is defined as a non-audit service that is not prohibited by rule 2-01(c)(4) of regulation s-x or other applicable law or regulation.) The committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds (an “adviser-affiliated service provider”), employ the funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the funds. As a part of its review, the committee shall consider whether the provision of such services is consistent with the auditor’s independence (see also “delegation” below). Pre-approval by the committee of non-audit services is not required so Long as:

(1) (a) with respect to the funds, the aggregate amount of all such permissible non-audit services provided to the funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the funds during the fiscal year in which the services are provided; (b) with respect to the adviser and any adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the committee) paid to the auditor by the funds, the adviser and any adviser-affiliated service provider during the fiscal year in which the services are provided;

(2) such services were not recognized by the funds at the time of the engagement to be non-audit services; and

(3) such services are promptly brought to the attention of the committee and approved prior to the completion of the audit by the committee or its delegate(s) (as defined below).

(C) Delegation

The committee may delegate to one or more of its members (“delegates”) authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the funds, or the provision of non- audit services to the adviser or any adviser-affiliated service provider. Any pre-approval determination made by a delegate shall be presented to the full committee at its next meeting. The committee shall communicate any pre-approval made by it or a delegate to the fund administrator/fund accounting agent, who will ensure that the appropriate disclosure is made in the funds’ periodic reports and other documents as required under the federal securities laws.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $38,300 for the December 31, 2024 fiscal year and $41,500 for December 31, 2025 fiscal year.

(h) The audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Praxis Investment Management

Annual financial statements and additional information

for the 12 months ending Dec. 31, 2025

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis®

An Everence Company

Table of Contents

Praxis Impact Bond Fund
Schedule of Investments	1
Praxis International Index Fund
Schedule of Investments	9
Praxis Value Index Fund
Schedule of Investments	15
Praxis Growth Index Fund
Schedule of Investments	19
Praxis Small Cap Index Fund
Schedule of Investments	22
Praxis Genesis Conservative Portfolio
Schedule of Investments	30
Praxis Genesis Balanced Portfolio
Schedule of Investments	31
Praxis Genesis Growth Portfolio
Schedule of Investments	32
Financial Statements
Statements of Assets & Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	60
Additional Information	61

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
ASSET BACKED SECURITIES — 6.1%
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	$1,510,000	$1,521,446
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/39	2,986,811	3,005,971
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,980,130
Bank of America Credit Card Trust	4.980%	11/15/28	4,116,000	4,158,723
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	1,449,584	1,355,543
CLI Funding, LLC (a)	2.720%	01/18/47	912,089	846,951
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,464,224
DB Master Finance, LLC (a)	2.493%	11/20/51	1,944,000	1,840,925
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,290,980
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,529,091
Duke Energy Progress NC Storm Funding, LLC (a)	5.070%	01/01/46	3,000,000	2,988,408
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	631,870	642,912
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	982,955
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,493,341	1,454,010
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	731,286	648,685
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	575,297	509,467
Mosaic Solar Loans, LLC (a)	1.640%	04/22/47	623,632	520,552
PG&E Energy Recovery Funding, LLC	5.256%	01/15/38	1,000,000	1,024,694
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,633,000	1,190,717
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,504,149
PG&E Wildfire Recovery Funding, LLC	5.081%	06/01/41	1,000,000	992,845
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,095,364
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	524,151
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,757,049
SBA Tower Trust (a)	6.599%	11/15/52	880,000	901,094
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,439,571	2,439,500
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	3,867,601	3,903,807
Switch ABS Issuer, LLC (a)	6.280%	03/25/54	600,000	605,952
Switch ABS Issuer, LLC (a)	5.036%	03/25/55	1,500,000	1,474,503
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,124,616
Texas Electric Market Stabilization Funding N, LLC (a)	5.057%	08/01/46	4,730,000	4,459,275

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
ASSET BACKED SECURITIES — 6.1%, continued
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	$920,000	$866,393
TIF Funding II, LLC (a)	1.650%	02/20/46	301,042	275,905
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	286,467	287,631
Tribute Rail, LLC (a)	4.760%	05/17/52	1,615,834	1,615,817
Trinity Rail Leasing, L.P., Series 2021-1 (a)	2.260%	07/19/51	163,610	154,498
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,830,016	2,854,716
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	2,235,937	2,078,547
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,303,125	1,305,731
Triumph Rail, LLC (a)	2.150%	06/19/51	1,597,982	1,543,700
USQ Rail III, LLC (a)	4.990%	09/28/54	714,878	714,831
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,253,009
Wendy’s Funding, LLC (a)	4.236%	03/15/52	1,206,250	1,192,148
TOTAL ASSET BACKED SECURITIES (COST $70,660,721)				$69,881,615

MUNICIPAL BONDS — 0.9%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	770,000	796,297
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	271,510
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,000,955
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,460,576
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,259,957
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,167,058
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,194,550
TOTAL MUNICIPAL BONDS (COST $10,997,303)				$10,150,903

CORPORATE BONDS — 25.7%
AUTOMOTIVE — 0.5% BorgWarner, Inc.	2.650%	07/01/27	601,000	588,870
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	694,564
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	199,403
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,161,045
Toyota Motor Corp.	4.450%	06/30/30	2,500,000	2,530,557
				5,174,439
BANKING — 2.8%
American Express Co.	5.016%	04/25/31	500,000	515,273
Bank of America Corp., Series N (TSFR3M + 157.16) (b)	4.271%	07/23/29	1,000,000	1,004,583
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,352,855
Bank of America Corp., Series N	2.972%	02/04/33	1,000,000	914,504

See accompanying notes to financial statements.

1

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
BANKING — 2.8%, continued
Bank of America Corp., Series N	5.464%	05/09/36	$500,000	$520,511
Bank of Montreal	5.203%	02/01/28	1,750,000	1,794,320
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	2,039,017
Citigroup, Inc. (SOFR + 210.70) (b)	2.572%	06/03/31	2,000,000	1,853,064
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,250,073
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,549,346
JPMorgan Chase & Co. (SOFR + 151.00) (b)	2.739%	10/15/30	2,000,000	1,897,292
JPMorgan Chase & Co.	2.963%	01/25/33	1,000,000	917,680
JPMorgan Chase & Co.	5.572%	04/22/36	500,000	524,579
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,507,967
Mitsubishi UFJ Financial Group, Inc.	5.159%	04/24/31	2,500,000	2,576,518
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,500,595
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,037,120
State Street Corp.	7.350%	06/15/26	1,000,000	1,013,513
State Street Corp.	4.164%	08/04/33	1,000,000	980,747
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,024,517
Truist Financial Corp. (SOFR + 60.90) (b)	1.267%	03/02/27	1,000,000	994,965
UBS AG London	5.650%	09/11/28	550,000	574,097
US Bancorp, Series CC	5.083%	05/15/31	3,000,000	3,092,378
				32,435,514
BEVERAGES — 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	490,396
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	844,600
				1,334,996
BIOTECH & PHARMA — 0.3%
AbbVie, Inc.	2.950%	11/21/26	500,000	496,105
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,422,481
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	749,669
				3,668,255
CABLE & SATELLITE — 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	496,630
Comcast Corp.	4.650%	02/15/33	1,000,000	1,003,688
Comcast Corp.	2.937%	11/01/56	672,000	377,580
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	384,511
				2,262,409
CHEMICALS — 0.4%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	1,016,673
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,166,305
Ecolab, Inc.	4.800%	03/24/30	140,000	143,547
Ecolab, Inc.	2.750%	08/18/55	1,470,000	884,461
Nutrien Ltd.	5.875%	12/01/36	840,000	879,831
				4,090,817
CONSTRUCTION MATERIALS — 0.0% (c)
Owens Corning	3.950%	08/15/29	300,000	297,450

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
CONSUMER SERVICES — 3.8%
Andrew W. Mellon Funding	0.947%	08/01/27	$1,050,000	$1,003,095
California Endowment (The)	2.498%	04/01/51	4,500,000	2,655,958
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	504,415
Ford Foundation (The), Series 2017 (d)	3.859%	06/01/47	4,620,000	3,792,664
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	141,801
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,313,214
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,844,663
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,409,859
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,577,948
President & Fellows of Harvard College, Series 2024-A (d)	4.609%	02/15/35	2,000,000	2,011,609
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,881,774
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	974,374
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	532,476
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,593,254
Stanford University California, Series 2017	3.647%	05/01/48	750,000	590,012
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,636,737
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,162,684
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,814,159
W.K. Kellogg Foundation Trust, Series 2020 (a)(d)	2.443%	10/01/50	7,223,000	4,319,017
Yale University	2.402%	04/15/50	8,765,000	5,256,370
				43,016,083
CONTAINERS & PACKAGING — 0.2%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,649,617
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,006,890
				2,656,507
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	844,862

ELECTRIC UTILITIES — 3.8%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,329,709
Avista Corp.	4.000%	04/01/52	1,000,000	748,301
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,331,108	1,179,110

See accompanying notes to financial statements.

2

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
ELECTRIC UTILITIES — 3.8%, continued
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	$1,000,000	$953,897
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	968,398
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,420,313
DTE Electric Co.	3.650%	03/01/52	750,000	553,803
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,525,980
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,580,726
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,722,559
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,162,777
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,191,946
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,274,751
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	998,085
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,224,558
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,228,652
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,385,277
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,446,364
National Rural Utilities	1.350%	03/15/31	2,000,000	1,726,919
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,356,193
Northern States Power Co.	2.900%	03/01/50	1,500,000	983,279
NSTAR Electric Co.	3.950%	04/01/30	600,000	591,981
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,261,625
NY State Electric & Gas (a)	5.650%	08/15/28	1,650,000	1,716,320
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,121,602
Public Service Co.	3.700%	06/15/28	2,250,000	2,239,022
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,514,228
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	813,789
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	441,523
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	765,207
Solar Star Funding, LLC (a)	3.950%	06/30/35	1,052,556	1,005,392
Solar Star Funding, LLC (a)	5.375%	06/30/35	324,183	330,159
Southern California Edison	4.050%	03/15/42	1,165,000	926,510
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	187,650	170,393
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	453,403	456,101
Union Electric Co.	2.625%	03/15/51	2,000,000	1,205,551
Westar Energy, Inc. (d)	2.550%	07/01/26	1,292,000	1,282,739
				43,803,739
ELECTRICAL EQUIPMENT — 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,604,781
Roper Technologies, Inc.	2.000%	06/30/30	440,000	398,048
				2,002,829
FOOD — 0.6%
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,355,007
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,030,831
Ingredion, Inc.	2.900%	06/01/30	1,000,000	941,143

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
FOOD — 0.6%, continued
Mars, Inc. (a)	4.650%	04/20/31	$1,000,000	$1,020,868
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,384,169
				6,732,018
GAS & WATER UTILITIES — 0.6%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,421,893
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,028,618
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	262,943
Southern California Gas Co., Series DDD	5.450%	06/15/35	2,500,000	2,604,058
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,027,036
				6,344,548
HEALTH CARE FACILITIES & SERVICES — 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,487,721

HOME & OFFICE PRODUCTS — 0.1%
HNI Corp. (a)	5.125%	01/18/29	1,000,000	980,000

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	946,490

INSTITUTIONAL FINANCIAL SERVICES — 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,570,445
Goldman Sachs Group, Inc. (TSFR3M + 156.26) (b)	4.223%	05/01/29	1,000,000	1,002,081
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,476,309
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,991,029
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,031,949
Morgan Stanley, Series I (SOFR + 114.30) (b)	2.699%	01/22/31	1,250,000	1,172,496
Morgan Stanley, Series I	5.192%	04/17/31	1,000,000	1,031,072
				9,275,381
INSURANCE — 3.5%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,128,516
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	512,852
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,040,895
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,914,396
Athene Global Funding (a)	5.583%	01/09/29	2,000,000	2,054,448
F&G Global Funding (a)	2.300%	04/11/27	535,000	522,364
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	954,233
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,308,511
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,963,298
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,033,727
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,250,337
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	999,125
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,689,957

See accompanying notes to financial statements.

3

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
INSURANCE — 3.5%, continued
Met Life Global Funding I (a)	5.150%	03/28/33	$1,250,000	$1,286,183
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	388,846
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	377,538
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,067,108
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,778,573
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	950,872
Peachtree Corners Funding Trust II (a)	6.012%	05/15/35	400,000	421,599
Pricoa Global Funding I (a)(d)	5.100%	05/30/28	2,000,000	2,049,692
Primerica, Inc.	2.800%	11/19/31	1,000,000	907,619
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,229,095
Protective Life Global Funding (a)	5.366%	01/06/26	500,000	500,056
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,003,109
Prudential Financial, Inc.	1.500%	03/10/26	644,000	640,986
Prudential Funding Asia plc	3.125%	04/14/30	750,000	718,939
RGA Global Funding (a)	5.500%	01/11/31	2,000,000	2,080,183
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,199,823
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,094,966
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	385,600
Western-Southern Global Funding (a)	4.900%	05/01/30	3,000,000	3,070,189
				39,523,635
LEISURE FACILITIES & SERVICES — 0.2%
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	994,580
Starbucks Corp.	2.450%	06/15/26	1,000,000	993,063
				1,987,643
MACHINERY — 0.3%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	672,642
John Deere Capital Corp.	1.750%	03/09/27	250,000	244,165
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,233,462
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,703,433
				3,853,702
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,162,172

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	938,895

PIPELINES — 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	972,938

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
REITS — 3.0%
Agree Ltd. Partnership	2.900%	10/01/30	$650,000	$608,242
Agree Ltd. Partnership	4.800%	10/01/32	715,000	720,204
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	856,280
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,203,072
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,065,187
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,258,079
Camden Property Trust	2.800%	05/15/30	1,500,000	1,415,539
Cousins Properties, L.P.	5.375%	02/15/32	1,650,000	1,699,034
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,310,910
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,256,118
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,337,284
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	258,941
Federal Realty Investment Trust	1.250%	02/15/26	515,000	512,874
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,537,442
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,458,843
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,640,062
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,375,508
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,739,570
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,125,457
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,434,085
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,513,711
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,019,267
Regency Centers, L.P.	5.000%	07/15/32	348,000	356,297
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	508,617
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,532,815
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	454,364
UDR, Inc.	1.900%	03/15/33	1,500,000	1,237,974
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,322,647
				33,758,423
RETAIL - CONSUMER STAPLES — 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	932,420
Walmart, Inc.	1.800%	09/22/31	500,000	445,551
				1,377,971
RETAIL - DISCRETIONARY — 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	729,858
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	904,513
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	316,926
Lowe’s Cos., Inc.	5.625%	04/15/53	1,000,000	969,510
				2,920,807
SEMICONDUCTORS — 0.1%
Intel Corp.	4.150%	08/05/32	1,000,000	964,247
Intel Corp.	3.734%	12/08/47	1,000,000	711,593
				1,675,840
SOFTWARE — 0.3%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,747,471
Microsoft Corp.	2.921%	03/17/52	1,000,000	655,037
				3,402,508

See accompanying notes to financial statements.

4

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE BONDS — 25.7%, continued
SPECIALTY FINANCE — 0.7%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	$1,030,000	$952,879
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,320,200
Low Income Investment Fund	3.386%	07/01/26	115,000	114,329
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,913,326
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,767,139
				8,067,873
TECHNOLOGY HARDWARE — 0.4%
Apple, Inc.	3.000%	06/20/27	1,000,000	991,447
Apple, Inc.	2.650%	05/11/50	1,000,000	625,138
Apple, Inc.	2.650%	02/08/51	2,000,000	1,236,344
HP, Inc.	4.750%	01/15/28	1,100,000	1,112,010
HP, Inc.	4.000%	04/15/29	915,000	905,311
				4,870,250
TECHNOLOGY SERVICES — 0.1%
Experian Finance plc (a)	2.750%	03/08/30	635,000	596,360
Moody’s Corp.	3.250%	05/20/50	500,000	339,968
Moody’s Corp.	3.750%	02/25/52	1,000,000	745,767
				1,682,095
TELECOMMUNICATIONS — 0.6%
AT&T, Inc.	5.250%	03/01/37	500,000	505,908
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,732,868
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	996,425
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	881,678
Verizon Communications, Inc.	5.875%	11/30/55	2,000,000	1,976,003
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,070,290
				7,163,172
TRANSPORTATION & LOGISTICS — 0.9%
Burlington Northern
Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,195,871
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,608,305
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	942,623
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	985,289
Penske Truck Leasing Co. (a)	5.750%	05/24/26	500,000	502,413
TTX Co. (a)	4.600%	02/01/49	280,000	244,094
TTX Co. (a)(d)	5.650%	12/01/52	500,000	500,261
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,821,358
United Parcel Service, Inc.	5.950%	05/14/55	2,000,000	2,064,441
				10,864,655
TRANSPORTATION EQUIPMENT — 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,289,579

WHOLESALE - CONSUMER STAPLES — 0.1%
Sysco Corp.	2.400%	02/15/30	1,750,000	1,628,681

TOTAL CORPORATE BONDS (COST $321,079,271)				$294,494,897

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	$1,200,000	$1,163,672
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	445,295
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,765,472
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	531,292
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	1,800,000	1,715,883
Calvert Impact Capital, Inc. (e)	4.500%	12/13/30	1,000,000	954,237
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	985,802	846,880
Capital Impact Partners Investment (e)	4.500%	06/15/26	1,800,000	1,805,421
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	502,983
TOTAL CORPORATE NOTES (COST $10,085,802)				$9,731,135

FOREIGN GOVERNMENTS — 5.6%
SUPRANATIONAL — 5.6%
African Development Bank	3.500%	09/18/29	2,000,000	1,987,343
Asian Development Bank	3.125%	09/26/28	1,000,000	987,001
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,195,458
European Investment Bank	2.125%	04/13/26	1,000,000	995,440
European Investment Bank	2.375%	05/24/27	4,000,000	3,935,298
Inter-American Development Bank	0.625%	09/16/27	7,000,000	6,662,400
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,892,580
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,806,784
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,955,107
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,974,920
International Bank for Reconstruction & Development	4.625%	08/01/28	6,000,000	6,152,044
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,262,743
International Development Association (a)(d)	0.876%	04/28/26	2,000,000	1,980,937
International Development Association (a)	4.500%	02/12/35	4,000,000	4,074,069
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,986,693
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	1,007,089
Kreditanstalt Fur Wiederafbau	3.500%	08/09/28	6,000,000	5,993,167
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,637,726
TOTAL FOREIGN GOVERNMENTS (COST $64,445,470)				$64,486,799

See accompanying notes to financial statements.

5

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (c)
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,477)	2.853%	10/17/45	$32,965	$32,282

U.S. GOVERNMENT AGENCIES — 57.0%
DEVELOPMENT FINANCE CORPORATION — 0.6%
DFC	4.469%	09/15/26	125,000	125,000
DFC	1.590%	04/15/28	2,000,000	1,922,535
DFC	1.650%	04/15/28	3,500,000	3,392,676
DFC	3.130%	04/15/28	1,000,000	984,220
DFC	3.540%	06/15/30	264,722	261,260
DFC	3.520%	09/20/32	482,143	471,435
				7,157,126
FEDERAL FARM CREDIT BANK — 0.3%
FFCB	1.950%	08/13/40	4,937,000	3,367,484

FEDERAL HOME LOAN BANK — 7.1%
FHLB	1.250%	12/21/26	4,000,000	3,913,646
FHLB	4.125%	01/15/27	7,000,000	7,044,815
FHLB	4.250%	12/10/27	11,000,000	11,158,603
FHLB	4.500%	03/10/28	3,000,000	3,062,718
FHLB	4.000%	06/30/28	3,200,000	3,241,074
FHLB	3.250%	11/16/28	13,000,000	12,925,296
FHLB	5.500%	07/15/36	23,620,000	25,846,702
FHLB	2.590%	03/19/40	4,000,000	3,052,196
FHLB	2.340%	03/26/40	1,000,000	738,715
FHLB	2.070%	06/29/40	1,715,000	1,211,861
FHLB	2.010%	07/16/40	2,685,000	1,842,140
FHLB	5.250%	03/11/44	7,200,000	7,413,940
				81,451,706
FEDERAL HOME LOAN MORTGAGE CORPORATION — 23.8%
FHLMC	2.875%	04/25/26	1,193,461	1,187,654
FHLMC	6.000%	04/01/27	7,326	7,523
FHLMC	2.500%	10/01/27	58,928	58,256
FHLMC	2.738%	04/25/29	1,340,422	1,317,830
FHLMC	2.939%	04/25/29	7,000,000	6,770,156
FHLMC	2.412%	08/25/29	5,780,000	5,488,022
FHLMC	7.000%	02/01/30	5,968	6,273
FHLMC	1.234%	02/25/30	975,586	918,027
FHLMC	1.297%	06/25/30	13,000,000	11,567,533
FHLMC	7.500%	07/01/30	8,394	8,583
FHLMC	1.406%	08/25/30	2,000,000	1,782,864
FHLMC	1.503%	09/25/30	5,324,300	4,758,960
FHLMC	1.487%	11/25/30	16,167,800	14,338,213
FHLMC	1.878%	01/25/31	2,720,745	2,463,576
FHLMC	2.000%	01/25/31	3,328,000	2,987,265
FHLMC	7.000%	03/01/31	10,736	11,285
FHLMC	1.777%	10/25/31	5,000,000	4,402,574
FHLMC	2.154%	10/25/31	4,000,000	3,589,752
FHLMC	2.091%	11/25/31	11,700,000	10,415,365
FHLMC	2.127%	11/25/31	9,000,000	8,048,512
FHLMC	2.347%	11/25/31	11,900,000	10,761,983
FHLMC	2.250%	01/25/32	5,000,000	4,482,653
FHLMC	2.350%	03/25/32	10,000,000	8,986,203
FHLMC	2.450%	04/25/32	7,100,000	6,407,599
FHLMC	2.580%	05/25/32	1,875,000	1,704,986
FHLMC	2.650%	05/25/32	12,450,000	11,319,007

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES — 57.0%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 23.8% continued
FHLMC	6.250%	07/15/32	$7,050,000	$7,985,012
FHLMC	3.123%	08/25/32	5,710,000	5,339,295
FHLMC	3.000%	11/01/32	251,439	244,651
FHLMC	3.000%	11/01/32	191,432	186,270
FHLMC	2.459%	07/25/33	3,000,000	2,575,136
FHLMC	5.500%	11/01/33	11,225	11,393
FHLMC (H15T1Y + 223.10) (b)	6.231%	05/01/34	14,364	14,775
FHLMC	1.783%	06/25/34	2,084,061	1,741,155
FHLMC	5.000%	07/01/35	29,857	30,529
FHLMC	4.500%	10/01/35	45,231	45,674
FHLMC	2.438%	02/25/36	4,000,000	3,309,988
FHLMC	5.500%	03/01/36	12,918	13,522
FHLMC	1.500%	04/01/36	3,925,628	3,563,586
FHLMC	5.500%	06/01/36	17,766	18,596
FHLMC	6.000%	06/01/36	17,344	18,142
FHLMC	5.500%	12/01/36	14,826	15,519
FHLMC	2.000%	02/01/37	3,185,470	2,950,518
FHLMC	6.000%	08/01/37	6,587	6,953
FHLMC	5.000%	03/01/38	78,428	80,739
FHLMC	0.000%	11/15/38	4,331,000	2,379,824
FHLMC	4.500%	06/01/39	82,345	83,153
FHLMC	5.000%	06/01/39	125,355	129,056
FHLMC	4.500%	07/01/39	81,557	82,358
FHLMC	4.500%	11/01/39	74,681	75,415
FHLMC	4.500%	09/01/40	117,766	118,681
FHLMC	4.500%	05/01/41	233,283	234,977
FHLMC	4.500%	07/01/41	253,416	255,437
FHLMC	5.000%	09/01/41	103,982	107,054
FHLMC	3.500%	10/01/41	125,874	121,455
FHLMC	4.000%	10/01/41	139,865	136,949
FHLMC	3.500%	02/01/42	218,951	210,088
FHLMC	4.000%	02/01/42	58,675	57,470
FHLMC	3.500%	06/01/42	265,157	254,588
FHLMC	3.500%	06/01/42	260,580	249,870
FHLMC	3.500%	08/01/42	309,284	295,998
FHLMC	3.000%	11/01/42	591,759	547,897
FHLMC	3.000%	01/01/43	339,794	314,519
FHLMC	3.000%	05/01/43	444,760	411,446
FHLMC	3.500%	10/01/44	260,057	247,481
FHLMC	3.500%	11/01/44	236,148	224,679
FHLMC	3.500%	04/01/45	298,097	283,018
FHLMC	3.000%	05/01/46	521,006	473,490
FHLMC	3.000%	12/01/46	1,270,145	1,155,554
FHLMC	3.500%	03/01/48	1,388,341	1,312,779
FHLMC	3.500%	03/01/49	387,463	362,849
FHLMC	3.500%	07/01/49	621,642	581,078
FHLMC	3.000%	09/01/49	740,147	664,011
FHLMC	3.000%	07/01/50	1,823,242	1,618,690
FHLMC	2.000%	08/01/50	2,682,958	2,184,821
FHLMC	2.050%	08/19/50	2,500,000	1,352,562
FHLMC	1.500%	11/01/50	7,011,293	5,409,776
FHLMC	2.000%	01/01/51	6,607,547	5,393,061
FHLMC	2.500%	04/01/51	6,466,785	5,514,432
FHLMC	2.000%	08/01/51	2,753,018	2,238,394
FHLMC	2.500%	09/01/51	2,537,390	2,152,319
FHLMC	2.000%	01/01/52	4,917,813	3,987,735
FHLMC	2.500%	02/01/52	5,365,247	4,563,190

See accompanying notes to financial statements.

6

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES — 57.0%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 23.8% continued
FHLMC	2.000%	04/01/52	$4,073,859	$3,302,771
FHLMC	3.000%	04/01/52	4,691,073	4,157,480
FHLMC	2.500%	05/01/52	5,689,749	4,835,663
FHLMC	3.000%	05/01/52	7,987,675	7,089,790
FHLMC	3.000%	07/01/52	14,882,032	13,187,355
FHLMC	4.000%	07/01/52	4,792,574	4,573,814
FHLMC	4.000%	08/01/52	4,851,888	4,630,419
FHLMC	3.500%	09/01/52	10,719,661	9,934,629
FHLMC	4.500%	09/01/52	8,074,781	7,920,004
FHLMC	4.000%	10/01/52	9,796,414	9,344,808
FHLMC	5.500%	05/01/53	5,347,919	5,440,918
				272,145,912
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 23.2%
FNMA	4.000%	03/01/26	2,354	2,347
FNMA	2.910%	04/01/26	3,000,000	2,983,845
FNMA	2.500%	09/01/27	58,868	58,164
FNMA	0.750%	10/08/27	8,000,000	7,626,710
FNMA	2.500%	11/01/27	102,448	101,181
FNMA	2.500%	01/01/28	68,757	67,854
FNMA (b)	3.311%	06/25/28	1,575,891	1,558,348
FNMA	3.560%	09/25/28	2,826,817	2,804,111
FNMA	2.530%	05/01/29	3,949,068	3,775,869
FNMA	2.522%	08/27/29	5,228,627	4,998,271
FNMA	0.875%	08/05/30	24,000,000	21,174,871
FNMA	6.625%	11/15/30	12,750,000	14,376,178
FNMA (b)	1.468%	11/25/30	3,000,000	2,633,195
FNMA	1.208%	12/25/30	4,000,000	3,488,818
FNMA (b)	1.382%	12/25/30	5,000,000	4,389,153
FNMA	1.245%	01/25/31	16,000,000	13,991,451
FNMA	1.410%	02/01/31	3,000,000	2,629,342
FNMA	1.375%	03/25/31	1,000,000	867,629
FNMA	1.820%	06/01/31	2,000,000	1,761,049
FNMA	1.531%	09/25/31	1,125,000	975,949
FNMA	2.000%	01/01/32	653,770	624,699
FNMA	3.759%	08/25/32	6,000,000	5,829,326
FNMA	1.684%	11/25/32	5,000,000	4,209,128
FNMA	3.000%	12/01/32	287,617	278,410
FNMA	4.498%	04/25/33	2,000,000	2,012,632
FNMA	6.000%	10/01/33	7,526	7,726
FNMA	5.500%	02/01/34	13,625	13,995
FNMA (H15T1Y + 211.70) (b)	6.340%	05/01/34	11,856	12,064
FNMA	6.000%	11/01/34	31,782	33,144
FNMA	5.500%	01/01/35	20,115	20,832
FNMA	2.500%	02/01/35	745,756	712,755
FNMA	5.000%	10/01/35	27,276	28,008
FNMA	5.500%	10/01/35	36,171	37,817
FNMA	6.000%	10/01/35	17,088	17,653
FNMA	5.500%	06/01/36	8,949	9,328
FNMA	6.000%	06/01/36	9,638	10,193
FNMA	5.500%	11/01/36	13,787	14,415
FNMA (RFUCCT1Y + 156.50) (b)	6.440%	05/01/37	1,764	1,774
FNMA	5.625%	07/15/37	14,250,000	15,701,156
FNMA	2.500%	10/25/37	1,282,778	1,150,064
FNMA	4.500%	09/01/40	68,320	68,816
FNMA	4.500%	10/01/40	67,195	67,673
FNMA	4.000%	12/01/40	182,845	179,050

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES — 57.0%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 23.2% continued
FNMA	4.000%	01/01/41	$123,685	$121,080
FNMA	3.500%	02/01/41	187,052	180,317
FNMA	4.000%	10/01/41	94,464	92,425
FNMA	4.000%	11/01/41	111,327	108,913
FNMA	4.000%	12/01/41	193,963	189,697
FNMA	4.000%	12/01/41	133,429	130,494
FNMA	4.000%	01/01/42	425,088	417,957
FNMA	3.500%	05/01/42	221,568	212,217
FNMA	3.000%	06/01/42	420,902	389,316
FNMA	3.000%	08/01/42	306,347	283,341
FNMA	3.000%	08/01/42	337,376	312,040
FNMA	3.500%	12/01/42	446,349	427,234
FNMA	3.000%	06/01/43	383,556	354,494
FNMA	4.000%	12/01/44	498,177	484,449
FNMA	3.500%	05/01/45	588,355	558,985
FNMA	3.000%	04/01/46	502,466	457,505
FNMA	3.500%	11/01/46	837,309	794,948
FNMA	4.000%	10/01/48	382,589	369,486
FNMA	4.000%	11/01/48	1,087,220	1,043,084
FNMA	3.500%	05/01/49	314,944	294,457
FNMA	4.000%	06/01/49	482,322	460,363
FNMA	3.500%	08/01/49	1,272,892	1,189,217
FNMA	3.000%	09/01/49	709,562	636,572
FNMA	3.000%	06/01/50	1,466,465	1,311,505
FNMA	2.500%	07/01/50	2,444,971	2,091,438
FNMA	2.500%	08/01/50	1,730,908	1,479,024
FNMA	3.000%	08/01/50	2,602,362	2,324,946
FNMA	2.000%	11/01/50	4,454,560	3,634,424
FNMA	2.000%	01/01/51	7,965,462	6,499,726
FNMA	2.000%	02/01/51	4,731,758	3,858,103
FNMA	2.500%	04/01/51	13,144,447	11,214,412
FNMA	2.000%	08/01/51	11,225,730	9,127,298
FNMA	2.000%	11/01/51	4,671,477	3,792,422
FNMA	2.500%	12/01/51	7,468,775	6,345,820
FNMA	2.500%	05/01/52	4,864,873	4,136,068
FNMA	3.500%	05/01/52	13,840,848	12,827,243
FNMA	3.500%	05/01/52	6,646,817	6,160,051
FNMA	3.000%	07/01/52	4,123,196	3,658,156
FNMA	4.500%	07/01/52	11,529,448	11,302,508
FNMA	4.500%	08/01/52	5,399,780	5,293,493
FNMA	3.500%	09/01/52	4,139,154	3,836,032
FNMA	4.000%	09/01/52	12,015,669	11,447,663
FNMA	4.500%	10/01/52	6,175,733	6,057,357
FNMA	5.000%	04/01/53	8,807,247	8,818,080
FNMA	5.000%	06/01/53	3,526,825	3,530,435
FNMA	5.000%	10/01/53	6,008,199	6,007,844
				265,567,632
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.6%
GNMA	7.000%	12/20/30	4,010	4,123
GNMA	7.000%	10/20/31	3,253	3,443
GNMA	7.000%	03/20/32	14,851	15,414
GNMA (H15T1Y + 150.00) (b)	5.625%	01/20/34	9,677	9,826
GNMA	5.500%	10/20/38	4,448	4,462
GNMA	6.500%	11/20/38	2,738	2,801
GNMA	3.500%	08/20/52	3,456,473	3,167,722
GNMA	3.500%	11/20/52	4,086,330	3,746,750
				6,954,541

See accompanying notes to financial statements.

7

Schedule of Investments, continued

Praxis Impact Bond Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES — 57.0%, continued
SMALL BUSINESS ADMINISTRATION — 0.0% (c)
SBA (Prime — 2.65) (b)	4.100%	02/25/32	$3,729	$3,705

TENNESSEE VALLEY AUTHORITY — 1.4%
TVA	4.250%	09/15/52	5,000,000	4,250,158
TVA	5.250%	02/01/55	5,500,000	5,452,858
TVA	4.250%	09/15/65	7,000,000	5,787,022
				15,490,038

TOTAL U.S. GOVERNMENT AGENCIES (COST $666,892,625)				$652,138,144

		FAIR
	SHARES	VALUE
MONEY MARKET FUNDS — 3.1%
First American Government Obligations Fund - Class X, 3.67% (f) (COST $35,080,107)	35,080,107	$35,080,107

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (f)(g) (COST $7,512,158)	7,512,158	$7,512,158

INVESTMENT COMPANIES — 0.3%
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,276,170

TOTAL INVESTMENTS - (COST $1,190,986,170) — 100.2%		$1,146,784,210
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2%)		(2,640,324)
NET ASSETS — 100.0%		$1,144,143,886

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of December 31, 2025, these securities have a value of $112,367,765 or 9.8% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Percentage rounds to less than 0.1%.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $7,316,861 (Note 8).

(e) Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$1,200,000	$1,163,672	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	445,295	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,765,472	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	531,292	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	1,800,000	1,715,883	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	1,000,000	954,237	0.1%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	985,802	846,880	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	1,800,000	1,805,421	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	502,983	0.0	%(c)
		$10,085,802	$9,731,135	0.8%

(f)	The rate shown is the 7-day effective yield as of December 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN	—	Global Medium-Term Note
H15T1Y	—	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust
RFUCCT	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
TSFR	—	CME Term SOFR

See accompanying notes to financial statements.

8

Schedule of Investments

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%
AUSTRALIA — 3.9%
ANZ Group Holdings Ltd.	40,646	$982,568
BlueScope Steel Ltd.	21,201	338,475
Brambles Ltd.	133,068	2,031,671
Commonwealth Bank of Australia	30,237	3,226,961
Computershare Ltd.	20,272	459,364
CSL Ltd. - ADR	7,282	419,443
CSL Ltd.	3,640	418,831
Dexus	232,164	1,070,630
Goodman Group	44,189	909,185
GPT Group (The)	90,335	325,930
Mirvac Group	249,710	340,322
National Australia Bank Ltd.	36,653	1,030,401
Scentre Group	626,316	1,750,521
SEEK Ltd.	39,173	601,453
Stockland	177,423	676,356
Transurban Group	260,568	2,465,523
Vicinity Centres	397,679	676,943
Wesfarmers Ltd.	32,429	1,746,775
Westpac Banking Corp.	33,131	850,058
Woodside Energy Group Ltd.	57,213	891,960
		21,213,370
AUSTRIA — 0.3%
Erste Group Bank AG	5,331	639,026
Verbund AG	6,899	500,780
voestalpine AG	12,072	531,482
		1,671,288
BELGIUM — 0.9%
Elia Group S.A. / N.V.	4,796	616,959
KBC Group N.V.	12,677	1,650,457
Sofina S.A.	1,200	346,900
UCB S.A.	9,252	2,577,002
		5,191,318
BERMUDA — 0.6%
Credicorp Ltd.	9,750	2,798,250
Orient Overseas International Ltd.	34,000	548,218
		3,346,468
BRAZIL — 1.1%
Banco do Brasil S.A. - ADR	196,076	777,441
Banco Santander Brasil S.A. (a)	65,143	398,024
MBRF Global Foods Co. S.A. - ADR	1	4
Suzano S.A. - ADR	54,643	510,366
Telefónica Brasil S.A. - ADR	259,146	3,073,471
TIM S.A. - ADR	72,269	1,405,632
		6,164,938
CANADA — 7.9%
Agnico Eagle Mines Ltd.	2,236	379,069
Bank of Montreal (a)	17,350	2,251,856
Bank of Nova Scotia (The) (a)	10,199	751,564
Brookfield Corp.	16,500	757,185
Canadian Imperial Bank of Commerce	25,453	2,306,296
Canadian National Railway Co.	15,841	1,565,883
Canadian Pacific Kansas City Ltd.	16,665	1,227,044
CGI, Inc.	8,100	747,630
Dollarama, Inc.	5,705	852,651
Franco-Nevada Corp.	12,999	2,694,433
Gildan Activewear, Inc.	18,362	1,146,891

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
CANADA — 7.9%, continued
Manulife Financial Corp.	75,463	$2,737,798
National Bank of Canada	8,716	1,096,096
Nutrien Ltd. (a)	13,918	859,019
Pembina Pipeline Corp.	39,276	1,494,845
RB Global, Inc. (a)	6,407	659,088
Restaurant Brands International, Inc.	11,589	790,717
Royal Bank of Canada	26,330	4,489,002
Shopify, Inc. - Class A (b)	18,309	2,947,200
Sun Life Financial, Inc.	28,402	1,772,285
Teck Resources Ltd. - Class B	42,461	2,033,457
Thomson Reuters Corp.	17,868	2,356,611
Toronto-Dominion Bank (The) (a)	23,372	2,201,642
Wheaton Precious Metals Corp.	35,850	4,213,092
WSP Global, Inc.	5,799	1,049,977
		43,381,331
CAYMAN ISLANDS — 4.3%
Alibaba Group Holding Ltd. - ADR (a)	36,423	5,338,883
Baidu, Inc. - ADR (a)(b)	2,906	379,698
BeOne Medicines Ltd. - ADR (a)(b)	2,287	694,814
China Literature Ltd. (b)	97,400	413,823
CK Asset Holdings Ltd.	133,000	672,564
ENN Energy Holdings Ltd.	60,300	536,360
Hansoh Pharmaceutical Group Co. Ltd.	102,000	472,599
JD Health International, Inc. (b)	26,850	192,293
Meituan - ADR (a)(b)	13,854	365,607
NetEase, Inc. - ADR	7,281	1,002,011
Shenzhou International Group Holdings Ltd.	61,800	486,974
Tencent Holdings Ltd. - ADR	114,280	8,748,134
Trip.com Group Ltd. - ADR (a)	19,946	1,434,317
Vipshop Holdings Ltd. - ADR	21,137	373,914
WuXi Biologics Cayman, Inc. (b)	288,500	1,166,637
Xiaomi Corp. - ADR (b)	20,725	522,063
XPeng, Inc. - ADR (a)(b)	27,625	560,235
		23,360,926
CHILE — 0.3%
Banco de Chile - ADR	18,637	708,206
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	12,932	889,722
		1,597,928
CHINA — 3.3%
Agricultural Bank of China Ltd. - H Shares	2,216,000	1,648,532
ANTA Sports Products Ltd.	61,600	639,688
Bank of China Ltd. - H Shares	3,583,000	2,054,227
BYD Co. Ltd. - ADR (a)	35,840	434,023
BYD Co. Ltd. - H Shares	49,500	604,926
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	1,057,444
China Merchants Bank Co. Ltd. - H Shares	83,000	564,639
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	650,668
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	328,388
Guotai Haitong Securities Co. Ltd. - H Shares	539,200	1,154,612
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,420,153
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	1,601,949
PICC Property & Casualty Co. Ltd. - H Shares	294,000	618,106
Ping An Insurance Group Co. of China Ltd. - H Shares	334,818	2,812,365
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	420,765

See accompanying notes to financial statements.

9

Schedule of Investments, continued

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
CHINA — 3.3%, continued
Sinopharm Group Co. Ltd. - H Shares	382,000	$955,206
Weichai Power Co. Ltd. - H Shares	171,000	414,984
Yum China Holdings, Inc.	12,895	615,607
		17,996,282
COLOMBIA — 0.6%
Grupo Cibest S.A. - ADR	50,160	3,190,678

DENMARK — 1.1%
A.P. Moller-Maersk A/S - Series B	317	727,408
DSV A/S	4,551	1,146,255
Genmab A/S - ADR (a)(b)	6,790	209,132
Novo Nordisk A/S - ADR	59,796	3,042,421
Novonesis Novozymes - ADR (a)	960	61,075
Novonesis Novozymes - B Shares	4,305	275,450
Orsted A/S - ADR (a)	4,207	26,504
Vestas Wind Systems A/S	28,304	765,582
		6,253,827
FINLAND — 0.4%
Neste OYJ	55,141	1,247,050
Nordea Bank Abp	38,441	723,157
UPM-Kymmene OYJ	17,277	499,303
		2,469,510
FRANCE — 5.3%
Acciona SA	2,979	648,133
Accor S.A.	4,739	267,080
Air Liquide S.A. - ADR	4	150
Air Liquide S.A.	15,036	2,825,143
AXA S.A.	33,469	1,605,347
BNP Paribas S.A.	5,706	539,650
Bureau Veritas S.A.	24,613	782,751
Canal+ S.A.	46,775	167,874
Capgemini SE	5,588	927,571
Cie Generale des Etablissements Michelin SCA	32,714	1,083,987
Danone S.A.	25,456	2,295,350
Dassault Systemes SE	8,424	235,274
EssilorLuxottica S.A.	6,450	2,038,803
Eurofins Scientific SE	6,072	443,889
Getlink SE	46,322	854,777
Hermes International SCA	830	2,060,086
Kering S.A.	2,777	970,068
Klepierre S.A.	20,396	806,708
Legrand S.A.	15,771	2,343,786
Louis Hachette Group	46,775	85,737
Publicis Groupe S.A.	12,555	1,303,378
Sartorius Stedim Biotech	1,868	458,670
Schneider Electric SE - ADR	4,885	268,355
Schneider Electric SE	17,677	4,834,393
Societe Generale S.A. - ADR	8,915	143,977
Societe Generale S.A.	12,929	1,040,493
Vivendi SE	1	3
Wendel SE	2,561	246,565
		29,277,998
GERMANY — 4.8%
adidas AG - ADR (a)	5,158	509,868
adidas AG	1,323	261,717
Allianz SE - ADR	76,050	3,498,300

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
GERMANY — 4.8%, continued
Allianz SE	5,268	$2,434,999
Aumovio SE (b)	2,165	108,673
Bayerische Motoren Werke AG - ADR (a)	2	73
Bayerische Motoren Werke AG	4,180	453,110
Commerzbank AG	24,099	1,016,753
Continental AG	4,331	343,607
Covestro AG (b)	2,464	174,611
Deutsche Bank AG	31,493	1,214,370
Deutsche Boerse AG	8,303	2,181,486
Deutsche Post AG - ADR (a)	9,971	545,314
Deutsche Post AG	14,726	802,680
Deutsche Telekom AG - ADR	30,009	981,294
Deutsche Telekom AG	25,629	833,976
E.ON SE - ADR	9,923	187,942
E.ON SE	24,138	456,900
Evonik Industries AG	18,750	292,518
Hannover Rueck SE	1,159	360,540
Infineon Technologies AG	10,636	463,906
Mercedes-Benz Group AG	10,751	745,036
Merck KGaA	4,394	626,919
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	94,450	1,245,795
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,294,687
SAP SE - ADR	4,217	1,024,351
Siemens AG	8,885	2,487,659
Telefonica Deutschland Holding AG (b)	124,863	299,492
Vonovia SE	42,825	1,232,070
		26,078,646
HONG KONG — 2.0%
AAC Technologies Holdings, Inc.	92,000	461,214
AIA Group Ltd. - ADR (a)	38,218	1,568,085
AIA Group Ltd.	57,569	592,562
BYD Electronic International Co. Ltd.	86,500	374,595
China Merchants Port Holdings Co. Ltd.	892,000	1,737,094
Fuyao Glass Industry Group Co. Ltd.	50,400	435,641
Geely Automobile Holdings Ltd.	541,000	1,251,263
Guangdong Investment Ltd.	350,000	305,339
Hong Kong Exchanges & Clearing Ltd.	14,978	783,667
Kingsoft Corp. Ltd.	61,000	223,784
Lenovo Group Ltd.	754,000	896,651
Nongfu Spring Co. Ltd. - H Shares	63,000	380,325
Sino Land Co. Ltd.	482,000	634,237
Sun Hung Kai Properties Ltd.	120,500	1,467,239
		11,111,696
INDIA — 4.7%
HDFC Bank Ltd. - ADR	183,554	6,707,063
ICICI Bank Ltd. - ADR	245,727	7,322,665
Infosys Ltd. - ADR (a)	375,269	6,687,293
Wipro Ltd. - ADR (a)	1,809,158	5,138,009
		25,855,030
INDONESIA — 0.4%
Bank Mandiri Persero Tbk PT - ADR (a)	87,101	1,069,949
Telkom Indonesia Persero Tbk PT - ADR (a)	50,040	1,053,342
		2,123,291

See accompanying notes to financial statements.

10

Schedule of Investments, continued

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
IRELAND — 0.5%
AIB Group plc	100,681	$1,075,960
CRH plc	11,121	1,387,901
Smurfit WestRock plc	10,065	389,213
		2,853,074
ISRAEL — 0.4%
Check Point Software Technologies Ltd. (b)	2,999	556,494
CyberArk Software Ltd. (b)	2,342	1,044,673
ICL Group Ltd. (a)	148,461	847,712
		2,448,879
ITALY — 3.2%
Enel S.p.A.	63,194	656,832
Generali	24,438	1,020,888
Intesa Sanpaolo S.p.A. - ADR	2,566	106,771
Intesa Sanpaolo S.p.A.	455,983	3,149,850
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	1,026,308
Moncler S.p.A.	10,592	676,819
Poste Italiane S.p.A.	51,414	1,290,266
Prysmian S.p.A. - ADR	2,358	118,489
Prysmian S.p.A.	7,509	748,831
Snam S.p.A.	250,989	1,667,240
Terna - Rete Elettrica Nazionale S.p.A.	263,787	2,805,425
UniCredit S.p.A.	49,517	4,099,976
		17,367,695
JAPAN — 14.7%
Advantest Corp.	19,200	2,427,971
Aeon Co. Ltd.	76,000	1,200,665
Asics Corp.	16,200	388,932
Astellas Pharma, Inc.	28,600	380,679
Bandai Namco Holdings, Inc.	22,000	585,595
Bridgestone Corp.	114,112	2,567,618
Brother Industries Ltd.	29,100	581,393
Canon, Inc.	21,200	627,323
Chugai Pharmaceutical Co. Ltd.	15,700	823,705
Dai Nippon Printing Co. Ltd.	122,636	2,111,204
Daifuku Co. Ltd.	17,400	547,715
Dai-ichi Life Holdings, Inc.	65,384	543,416
Daiichi Sankyo Co. Ltd.	23,430	497,561
Daiwa House Industry Co. Ltd.	58,000	1,926,827
Daiwa Securities Group, Inc.	81,800	716,929
Denso Corp.	73,600	1,016,643
Disco Corp.	2,500	761,709
ENEOS Holdings, Inc.	137,900	975,726
FANUC Corp.	19,900	774,478
Fast Retailing Co. Ltd.	4,200	1,522,978
FUJIFILM Holdings Corp. - ADR	26,304	278,033
FUJIFILM Holdings Corp.	5,600	118,831
Fujikura Ltd.	7,400	820,684
Fujitsu Ltd.	48,680	1,337,962
Honda Motor Co. Ltd.	51,700	507,454
Hoya Corp. - ADR	1,273	193,050
Hoya Corp.	6,861	1,040,678
Ibiden Co. Ltd.	23,000	993,484
Inpex Corp.	41,000	820,080
Kao Corp.	18,400	734,424
KDDI Corp. - ADR	43,814	757,544
Keyence Corp.	4,500	1,627,877
Kubota Corp.	28,800	408,144

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
JAPAN — 14.7%, continued
Kyocera Corp.	28,900	$405,169
Lasertec Corp.	400	76,222
M3, Inc.	17,400	234,096
Mitsubishi Corp.	66,600	1,523,428
Mitsubishi Estate Co. Ltd.	36,400	884,405
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	88,800
Mitsubishi UFJ Financial Group, Inc.	275,109	4,366,582
MS&AD Insurance Group Holdings, Inc.	31,500	739,578
Murata Manufacturing Co. Ltd.	61,100	1,262,901
NEC Corp.	51,500	1,742,651
Nexon Co. Ltd.	11,600	283,367
Nintendo Co. Ltd. - ADR (a)	96,172	1,621,460
Nintendo Co. Ltd.	3,000	202,558
Nippon Prologis REIT, Inc.	1,003	594,117
Nippon Yusen KK	12,200	395,205
Nitori Holdings Co. Ltd.	5,200	90,768
Nomura Holdings, Inc.	51,900	432,382
Nomura Real Estate Holdings, Inc.	56,000	345,732
Nomura Real Estate Master Fund, Inc.	271	299,350
Nomura Research Institute Ltd.	10,900	414,825
Oracle Corp. Japan	3,200	268,976
ORIX Corp.	16,800	491,389
Otsuka Holdings Co. Ltd.	4,100	231,909
Pan Pacific International Holdings Corp.	106,500	634,455
PDD Holdings, Inc. (b)	9,339	1,058,949
Recruit Holdings Co. Ltd - ADR (a)	4	45
Recruit Holdings Co. Ltd.	35,750	2,008,990
Resona Holdings, Inc.	85,600	814,774
Ricoh Co. Ltd.	40,800	359,026
Sekisui House Ltd.	34,000	758,704
Seven & i Holdings Co. Ltd.	52,200	750,011
Shimadzu Corp.	47,900	1,275,265
Shin-Etsu Chemical Co. Ltd.	17,000	528,077
SoftBank Group Corp. - ADR (a)	4,622	262,067
SoftBank Group Corp.	49,600	1,391,543
Sompo Holdings, Inc.	12,900	437,885
Sony Financial Group, Inc. - ADR (b)	20,338	106,368
Sony Financial Group, Inc. (b)	10,000	10,598
Sony Group Corp. - ADR	104,877	2,684,851
Sony Group Corp.	10,000	256,528
Sumitomo Electric Industries Ltd.	17,200	692,818
Sumitomo Mitsui Financial Group, Inc. - ADR	88,295	1,706,742
Sumitomo Mitsui Financial Group, Inc.	39,600	1,273,682
Sumitomo Mitsui Trust Group, Inc.	39,200	1,194,699
Takeda Pharmaceutical Co. Ltd.	32,800	1,019,012
TDK Corp.	79,900	1,130,485
Terumo Corp.	21,944	318,982
Toho Co. Ltd.	3,100	157,940
Tokio Marine Holdings, Inc.	53,500	1,977,826
Tokyo Electron Ltd. - ADR	3,728	414,181
Tokyo Electron Ltd.	7,300	1,626,024
TOPPAN Holdings, Inc.	34,400	1,022,670
Toray Industries, Inc.	104,200	679,409
Toyota Motor Corp. - ADR (a)	15,291	3,273,191
USS Co. Ltd.	90,440	989,719
Yamaha Motor Co. Ltd.	112,000	830,683
Yokogawa Electric Corp.	36,800	1,180,280
		80,439,661

See accompanying notes to financial statements.

11

Schedule of Investments, continued

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
JERSEY — 0.2%
Experian plc	28,283	$1,275,248

MEXICO — 0.9%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	13,198	1,333,922
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	3,877	1,022,093
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (a)	3,153	1,019,680
Grupo Financiero Banorte S.A.B. de C.V.	14,433	669,999
Wal-Mart de Mexico S.A.B. de C.V. - ADR (a)	27,641	861,570
		4,907,264
NETHERLANDS — 2.0%
Adyen N.V. (b)	421	678,670
Akzo Nobel N.V. - ADR	2	46
Argenx SE - ADR (b)	1,526	1,283,290
ASM International N.V.	216	130,341
ASML Holding N.V.	6,542	6,999,024
Havas N.V. (b)	4,677	93,451
Magnum Ice Cream Co. N.V. (The) (b)	5,885	93,277
Prosus N.V.	23,786	1,472,318
Stellantis N.V.	21,320	233,792
Wolters Kluwer N.V.	1,707	176,747
		11,160,956
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	57,418	275,004

NORWAY — 1.1%
Aker BP ASA	66,958	1,703,887
DNB Bank ASA	30,272	843,432
Equinor ASA - ADR	30,879	729,671
Norsk Hydro ASA	254,823	1,967,095
Yara International ASA	14,637	598,998
		5,843,083
PORTUGAL — 0.3%
Galp Energia SGPS S.A.	67,137	1,155,740
Jeronimo Martins SGPS S.A.	12,929	307,561
		1,463,301
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC (b)(d)(e)	86,910	869

SINGAPORE — 1.3%
BOC Aviation Ltd.	164,400	1,539,380
CapitaLand Integrated Commercial Trust	1,074,212	1,993,755
CapitaLand Investment Ltd.	281,500	592,416
City Developments Ltd.	152,800	950,404
DBS Group Holdings Ltd. - ADR	12,531	2,200,569
		7,276,524
SOUTH AFRICA — 1.7%
Bid Corp. Ltd.	24,548	625,351
FirstRand Ltd.	265,164	1,453,062
Gold Fields Ltd. - ADR	16,571	723,490
Mr Price Group Ltd.	70,832	749,358
MTN Group Ltd.	49,082	502,474
Naspers Ltd. - Class N - ADR	150,275	1,998,657
Reinet Investments SCA	16,974	594,486

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
SOUTH AFRICA — 1.7%, continued
Standard Bank Group Ltd.	126,812	$2,224,291
Valterra Platinum Ltd.	4,127	344,446
		9,215,615
SOUTH KOREA — 4.8%
Celltrion, Inc.	6,631	830,489
KB Financial Group, Inc. - ADR (a)	19,354	1,665,218
KB Financial Group, Inc.	3,184	273,570
KT Corp. - ADR	39,515	749,600
LG Chem Ltd.	4,745	1,095,482
LG Display Co. Ltd. - ADR (b)	1	4
NAVER Corp.	10,156	1,703,975
POSCO Holdings, Inc. - ADR	2	106
POSCO Holdings, Inc.	4,656	985,175
Samsung Electronics Co. Ltd.	112,104	9,378,018
Shinhan Financial Group Co. Ltd. - ADR	10,792	578,775
Shinhan Financial Group Co. Ltd.	15,559	826,929
SK Hynix, Inc.	13,300	6,011,762
SK Telecom Co. Ltd. - ADR	2	41
Woori Financial Group, Inc. - ADR (a)	34,279	2,015,262
		26,114,406
SPAIN — 3.0%
Aena S.M.E. S.A.	55,250	1,543,223
Amadeus IT Group S.A.	10,027	741,864
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	577,902
Banco Bilbao Vizcaya Argentaria S.A.	30,123	706,369
Banco Santander S.A.	51,429	605,145
CaixaBank S.A.	173,802	2,124,223
Cellnex Telecom S.A.	4,435	142,767
EDP Renovaveis S.A.	45,981	649,143
Iberdrola S.A.	112,778	2,441,220
Industria de Diseno Textil S.A.	39,262	2,589,050
International Consolidated Airlines Group S.A.	68,747	381,249
Naturgy Energy Group S.A.	12,657	385,258
Repsol S.A.	170,518	3,180,546
Telefónica S.A.	92,766	380,674
		16,448,633
SWEDEN — 1.6%
Atlas Copco AB - A Shares	46,116	820,969
Atlas Copco AB - Class A - ADR (a)	5,893	105,544
Boliden AB (b)	39,793	2,204,346
Epiroc AB - Class A	21,893	493,501
Industrivarden AB - A Shares	23,389	1,047,770
Investor AB - B Shares	74,604	2,658,512
Securitas AB - B Shares	19,191	305,192
SKF AB - B Shares	23,849	631,244
Telefonaktiebolaget LM Ericsson - B Shares	76,365	743,174
		9,010,252
SWITZERLAND — 5.4%
ABB Ltd. - ADR	58,667	4,339,598
ABB Ltd.	5,783	426,266
Accelleron Industries AG	1,953	151,260
Amrize Ltd. (b)	8,532	463,080
Chocoladefabriken Lindt & Spruengli AG	34	496,754
Galderma Group AG (b)	1,318	268,361
Geberit AG	1,300	1,009,508
Givaudan S.A.	208	822,817

See accompanying notes to financial statements.

12

Schedule of Investments, continued

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
SWITZERLAND — 5.4%, continued
Holcim Ltd.	8,532	$830,509
Julius Baer Group Ltd.	9,346	730,137
Logitech International S.A. (a)	4,776	478,651
Lonza Group AG	2,065	1,392,123
Nestlé S.A. - ADR	33,581	3,317,131
Nestlé S.A.	17,327	1,719,689
Roche Holding AG - ADR (a)	72,096	3,717,991
Roche Holding AG	1,846	762,266
Schindler Holding AG	1,446	511,604
Sika AG	852	172,960
Sonova Holding AG	457	118,199
Swiss Life Holding AG	1,691	1,947,573
Swiss Re AG	9,611	1,600,931
UBS Group AG (a)	39,428	1,820,388
UBS Group AG	6,351	294,115
Zurich Insurance Group AG - ADR (a)	53,580	2,037,647
Zurich Insurance Group AG	492	372,260
		29,801,818
TAIWAN — 7.1%
ASE Technology Holding Co. Ltd. - ADR (a)	254,527	4,097,885
AUO Corp. - ADR	66,947	257,746
Chunghwa Telecom Co. Ltd. - ADR (a)	133,353	5,562,153
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,174	25,883,527
United Microelectronics Corp. - ADR (a)	375,334	2,950,125
		38,751,436
TURKEY — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	155,365	849,847

UNITED KINGDOM — 8.3%
3i Group plc	68,813	3,017,522
Anglo American plc	16,527	683,633
Antofagasta plc	39,339	1,728,073
Ashtead Group plc	15,878	1,082,604
AstraZeneca plc - ADR	46,514	4,276,032
Aviva plc	75,450	693,792
Barratt Redrow plc	53,275	273,697
Burberry Group plc (b)	26,668	453,487
Coca-Cola Europacific Partners plc	21,706	1,968,734
Compass Group plc	35,682	1,130,643
GSK plc - ADR (a)	48,475	2,377,214
GSK plc	17,282	423,728
Haleon plc - ADR (a)	176,269	1,782,080
Halma plc - ADR	618	58,741
Halma plc	22,626	1,073,994
HSBC Holdings plc - ADR (a)	52,192	4,105,945
HSBC Holdings plc	27,340	430,242
Informa plc	116,498	1,382,344
J Sainsbury plc	86,209	377,719
Kingfisher plc	105,733	445,111
Legal & General Group plc	110,502	388,942
Lloyds Banking Group plc	437,921	579,273
London Stock Exchange Group plc	7,929	953,815
Mondi plc	1	12
National Grid plc - ADR	19,343	1,496,181
NatWest Group plc	148,065	1,298,933
PEARSON plc - ADR (a)	114,298	1,604,744

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
UNITED KINGDOM — 8.3%, continued
PEARSON plc	24,794	$350,581
Reckitt Benckiser Group plc - ADR	20,450	331,699
Reckitt Benckiser Group plc	3,212	259,926
RELX plc - ADR	23,055	931,883
RELX plc	71,603	2,884,802
Rentokil Initial plc	26,851	160,214
Sage Group plc (The) - ADR	2,320	134,746
Sage Group plc (The)	14,027	204,026
Segro plc	83,211	806,200
Spirax Group plc	3,439	314,330
Tesco plc - ADR	293	5,271
Tesco plc	162,457	966,152
Unilever plc - ADR (a)	26,158	1,710,748
United Utilities Group plc	129,013	2,072,883
Vodafone Group plc	399,124	532,063
		45,752,759

TOTAL COMMON STOCKS (COST $293,588,342)		$541,540,849

PREFERRED STOCKS — 0.1%
BRAZIL — 0.1%
Itau Unibanco Holding S.A. - ADR (COST $565,768)	81,877	$586,238

				FAIR
	COUPON	MATURITY	PAR VALUE	VALUE
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	$620,000	$601,231
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	197,909
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	863,120
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	180,000	173,877
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	830,000	791,213
Calvert Impact Capital, Inc. (e)	4.500%	12/13/30	530,000	505,745
Capital Impact Partners Investment (e)	4.500%	06/15/26	830,000	832,500
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	301,789
TOTAL CORPORATE NOTES (COST $4,370,000)				$4,267,384

See accompanying notes to financial statements.

13

Schedule of Investments, continued

Praxis International Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.67% (f) (COST $323,515)	323,515	$323,515

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 10.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (f)(g) (COST $56,871,661)	56,871,661	$56,871,661

TOTAL INVESTMENTS - (COST $355,719,286) — 110.0%		$603,589,647
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0%)		(54,988,215)
NET ASSETS — 100.0%		$548,601,432

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $55,058,971 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of December 31, 2025, representing 0.0% (c) of net assets.
(e)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$620,000	$601,231	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	197,909	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	863,120	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	173,877	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	830,000	791,213	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	530,000	505,745	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	830,000	832,500	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	301,789	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$5,122,376	$4,268,253	0.8%

(f)	The rate shown is the 7-day effective yield as of December 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

14

Schedule of Investments

Praxis Value Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 0.5%
HEICO Corp.	4,380	$1,417,324
HEICO Corp. - Class A	2,720	686,610
Howmet Aerospace, Inc.	1,620	332,132
		2,436,066
APPAREL & TEXTILE PRODUCTS — 0.2%
NIKE, Inc. - Class B	19,273	1,227,883

ASSET MANAGEMENT — 1.8%
Ameriprise Financial, Inc.	1,540	755,124
BlackRock, Inc.	3,332	3,566,373
Charles Schwab Corp. (The)	35,800	3,576,778
KKR & Co., Inc.	10,006	1,275,565
Raymond James Financial, Inc. (a)	2,080	334,027
		9,507,867
AUTOMOTIVE — 0.4%
Ford Motor Co.	146,843	1,926,580
Tesla, Inc. (b)	767	344,935
		2,271,515
BANKING — 9.6%
Bank of America Corp.	173,310	9,532,050
Citigroup, Inc.	50,406	5,881,876
Citizens Financial Group, Inc.	12,820	748,816
Fifth Third Bancorp (a)	18,470	864,581
Huntington Bancshares, Inc.	48,680	844,598
JPMorgan Chase & Co.	71,665	23,091,896
KeyCorp	36,140	745,930
M&T Bank Corp.	8,184	1,648,912
PNC Financial Services Group, Inc. (The)	11,121	2,321,287
Regions Financial Corp.	36,930	1,000,803
Truist Financial Corp.	47,920	2,358,143
U.S. Bancorp	34,100	1,819,576
		50,858,468
BEVERAGES — 2.6%
Coca-Cola Co. (The)	105,220	7,355,930
Keurig Dr Pepper, Inc. (a)	24,618	689,550
PepsiCo, Inc.	39,870	5,722,143
		13,767,623
BIOTECH & PHARMA — 7.8%
AbbVie, Inc.	45,710	10,444,278
Amgen, Inc.	12,830	4,199,387
Biogen, Inc. (b)	3,450	607,166
Bristol-Myers Squibb Co.	41,770	2,253,074
Eli Lilly & Co.	500	537,340
Gilead Sciences, Inc.	34,790	4,270,125
Johnson & Johnson	54,813	11,343,550
Merck & Co., Inc.	63,063	6,638,011
Regeneron Pharmaceuticals, Inc.	1,762	1,360,035
		41,652,966
CABLE & SATELLITE — 0.8%
Charter Communications, Inc. - Class A (b)	1,440	300,600
Comcast Corp. - Class A	127,800	3,819,942
		4,120,542
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	2,925	722,533

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
CHEMICALS — 1.7%, continued
Dow, Inc.	21,902	$512,069
Ecolab, Inc.	2,840	745,557
International Flavors & Fragrances, Inc.	4,128	278,186
Linde plc	9,600	4,093,344
LyondellBasell Industries N.V. - Class A	54,045	2,340,148
Qnity Electonics, Inc.	3,564	291,001
		8,982,838
COMMERCIAL SUPPORT SERVICES — 1.3%
Republic Services, Inc. (a)	11,450	2,426,598
Waste Connections, Inc.	8,099	1,420,241
Waste Management, Inc.	13,391	2,942,137
		6,788,976
CONSTRUCTION MATERIALS — 0.5%
CRH plc	15,980	1,994,304
Martin Marietta Materials, Inc.	760	473,222
		2,467,526
CONTAINERS & PACKAGING — 0.2%
International Paper Co. (a)	13,162	518,451
Packaging Corp. of America	2,530	521,762
		1,040,213
DIVERSIFIED INDUSTRIALS — 1.5%
Dover Corp.	6,723	1,312,599
Emerson Electric Co.	19,394	2,573,972
Illinois Tool Works, Inc.	17,715	4,363,204
		8,249,775
E-COMMERCE DISCRETIONARY — 0.3%
Amazon.com, Inc. (b)	1,258	290,372
eBay, Inc.	12,910	1,124,461
		1,414,833
ELECTRIC UTILITIES — 4.4%
American Electric Power Co., Inc.	11,980	1,381,414
CenterPoint Energy, Inc.	10,020	384,167
Consolidated Edison, Inc.	10,621	1,054,878
Dominion Energy, Inc.	17,170	1,005,990
DTE Energy Co.	4,300	554,614
Duke Energy Corp.	30,450	3,569,045
Edison International	14,514	871,130
Entergy Corp.	8,670	801,368
Eversource Energy	6,247	420,611
Exelon Corp.	27,760	1,210,058
FirstEnergy Corp. (a)	8,440	377,859
NextEra Energy, Inc.	48,316	3,878,808
PPL Corp.	22,540	789,351
Sempra	22,746	2,008,244
Southern Co. (The)	34,801	3,034,647
Vistra Corp.	5,486	885,056
WEC Energy Group, Inc.	4,050	427,113
Xcel Energy, Inc.	9,014	665,774
		23,320,127
ELECTRICAL EQUIPMENT — 3.8%
AMETEK, Inc.	7,484	1,536,540
Carrier Global Corp.	16,841	889,879
Fortive Corp.	12,961	715,577
Hubbell, Inc.	1,176	522,273

See accompanying notes to financial statements.

15

Schedule of Investments, continued

Praxis Value Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
ELECTRICAL EQUIPMENT — 3.8%, continued
Johnson Controls International plc	31,287	$3,746,618
Keysight Technologies, Inc. (b)	4,027	818,246
Otis Worldwide Corp.	16,780	1,465,733
Rockwell Automation, Inc.	9,390	3,653,367
TE Connectivity plc	12,870	2,928,054
Trane Technologies plc	10,350	4,028,220
		20,304,507
ENTERTAINMENT CONTENT — 1.5%
Electronic Arts, Inc.	4,550	929,702
Fox Corp. - Class B	8,540	554,502
Walt Disney Co. (The)	43,142	4,908,265
Warner Bros. Discovery, Inc. (b)	54,292	1,564,695
		7,957,164
FOOD — 0.9%
General Mills, Inc.	12,805	595,432
Kraft Heinz Co. (The) (a)	41,467	1,005,575
McCormick & Co., Inc.	2,500	170,275
Mondelez International, Inc. - Class A	52,080	2,803,466
Tyson Foods, Inc. - Class A	4,735	277,566
		4,852,314
GAS & WATER UTILITIES — 0.3%
American Water Works Co., Inc.	12,095	1,578,397

HEALTH CARE FACILITIES & SERVICES — 3.4%
Cardinal Health, Inc.	12,030	2,472,165
Cencora, Inc.	5,450	1,840,738
Centene Corp. (b)	19,423	799,256
Cigna Group (The)	5,034	1,385,508
CVS Health Corp.	31,342	2,487,301
Elevance Health, Inc.	5,284	1,852,306
Humana, Inc.	3,375	864,439
IQVIA Holdings, Inc. (b)	2,245	506,045
Labcorp Holdings, Inc.	4,820	1,209,242
McKesson Corp.	3,834	3,144,992
Quest Diagnostics, Inc.	8,530	1,480,211
		18,042,203
HOME CONSTRUCTION — 0.3%
D.R. Horton, Inc.	6,900	993,807
NVR, Inc. (b)	50	364,638
PulteGroup, Inc.	4,530	531,188
		1,889,633
HOUSEHOLD PRODUCTS — 2.8%
Church & Dwight Co., Inc.	7,206	604,223
Colgate-Palmolive Co.	21,467	1,696,323
Estée Lauder Cos., Inc. (The) - Class A	10,860	1,137,259
Kenvue, Inc.	35,821	617,912
Procter & Gamble Co. (The)	74,152	10,626,723
		14,682,440
INDUSTRIAL SUPPORT SERVICES — 0.6%
Fastenal Co.	13,360	536,137
Ferguson Enterprises, Inc.	3,720	828,184
United Rentals, Inc.	1,120	906,438
W.W. Grainger, Inc.	870	877,873
		3,148,632

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
INSTITUTIONAL FINANCIAL SERVICES — 4.8%
Bank of New York Mellon Corp. (The)	32,984	$3,829,112
CME Group, Inc.	8,040	2,195,563
Goldman Sachs Group, Inc. (The)	8,730	7,673,670
Intercontinental Exchange, Inc.	16,126	2,611,767
Morgan Stanley	32,291	5,732,621
Nasdaq, Inc.	7,520	730,418
Northern Trust Corp.	10,217	1,395,540
State Street Corp.	8,990	1,159,800
		25,328,491
INSURANCE — 6.8%
Aflac, Inc.	21,650	2,387,346
Allstate Corp. (The)	12,509	2,603,748
American International Group, Inc.	19,777	1,691,922
Aon plc - Class A	4,406	1,554,789
Arch Capital Group Ltd. (b)	8,337	799,685
Arthur J. Gallagher & Co.	5,628	1,456,470
Berkley (W.R.) Corp. (a)	14,737	1,033,358
Brown & Brown, Inc.	9,530	759,541
Chubb Ltd.	12,990	4,054,439
Cincinnati Financial Corp.	8,657	1,413,861
Corebridge Financial, Inc.	16,250	490,263
Hartford Insurance Group, Inc. (The)	10,830	1,492,374
Loews Corp.	5,440	572,886
Markel Group, Inc. (b)	710	1,526,252
Marsh & McLennan Cos., Inc.	14,208	2,635,868
MetLife, Inc.	23,723	1,872,694
Principal Financial Group, Inc.	9,570	844,170
Progressive Corp. (The)	16,606	3,781,518
Prudential Financial, Inc.	13,740	1,550,971
Travelers Cos., Inc. (The)	9,403	2,727,434
Willis Towers Watson plc (a)	2,726	895,764
		36,145,353
INTERNET MEDIA & SERVICES — 0.4%
Alphabet, Inc. - Class C	3,320	1,041,816
Booking Holdings, Inc.	60	321,320
Meta Platforms, Inc. - Class A	660	435,659
Netflix, Inc. (b)	5,045	473,019
		2,271,814
LEISURE FACILITIES & SERVICES — 0.5%
Carnival Corp. (b)	18,750	572,625
McDonald’s Corp.	3,870	1,182,788
Royal Caribbean Cruises Ltd. (a)	2,400	669,408
Starbucks Corp.	4,354	366,650
		2,791,471
MACHINERY — 1.5%
Deere & Co. (a)	8,287	3,858,179
Ingersoll-Rand, Inc.	20,600	1,631,932
Veralto Corp.	5,569	555,675
Xylem, Inc.	14,930	2,033,167
		8,078,953
MEDICAL EQUIPMENT & DEVICES — 5.1%
Abbott Laboratories	42,510	5,326,078
Agilent Technologies, Inc.	3,888	529,040
Becton, Dickinson and Co.	3,317	643,730
Boston Scientific Corp. (b)	21,060	2,008,071

See accompanying notes to financial statements.

16

Schedule of Investments, continued

Praxis Value Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
MEDICAL EQUIPMENT & DEVICES — 5.1%, continued
Danaher Corp.	18,101	$4,143,681
Edwards Lifesciences Corp. (b)	13,783	1,175,001
GE HealthCare Technologies, Inc.	18,516	1,518,682
Intuitive Surgical, Inc. (b)	1,510	855,204
Medtronic plc	33,790	3,245,867
STERIS plc	1,734	439,604
Stryker Corp.	3,450	1,212,572
Thermo Fisher Scientific, Inc.	10,134	5,872,146
		26,969,676
METALS & MINING — 0.7%
Newmont Corp.	38,112	3,805,483

OIL & GAS PRODUCERS — 5.2%
ConocoPhillips	70,044	6,556,819
Devon Energy Corp.	42,713	1,564,577
Diamondback Energy, Inc.	6,599	992,028
EOG Resources, Inc.	38,146	4,005,711
EQT Corp.	4,107	220,135
Kinder Morgan, Inc.	124,014	3,409,145
ONEOK, Inc.	22,320	1,640,520
Phillips 66	28,580	3,687,963
Valero Energy Corp.	17,209	2,801,453
Williams Cos., Inc. (The)	43,780	2,631,616
		27,509,967
OIL & GAS SERVICES & EQUIPMENT — 0.8%
Baker Hughes Co.	45,750	2,083,455
SLB Ltd.	54,691	2,099,041
		4,182,496
REAL ESTATE SERVICES — 0.2%
CBRE Group, Inc. - Class A (b)	7,370	1,185,022

REITS — 1.9%
American Tower Corp.	2,901	509,329
Crown Castle, Inc.	8,721	775,035
Digital Realty Trust, Inc.	6,060	937,543
Extra Space Storage, Inc.	3,779	492,101
Iron Mountain, Inc.	12,047	999,299
Prologis, Inc.	19,841	2,532,902
Public Storage	1,300	337,350
Realty Income Corp. (a)	10,720	604,286
Simon Property Group, Inc.	7,319	1,354,820
Ventas, Inc. (a)	9,610	743,622
Welltower, Inc.	2,990	554,974
Weyerhaeuser Co.	21,764	515,589
		10,356,850
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (b)	1,310	342,211

RETAIL - CONSUMER STAPLES — 3.1%
Costco Wholesale Corp.	1,230	1,060,678
Dollar General Corp.	3,010	399,638
Dollar Tree, Inc. (b)	4,360	536,324
Kroger Co. (The)	20,514	1,281,715
Target Corp.	4,974	486,208
Walmart, Inc.	114,080	12,709,653
		16,474,216

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
RETAIL - DISCRETIONARY — 2.4%
AutoZone, Inc. (b)	156	$529,074
Home Depot, Inc. (The)	22,714	7,815,887
Lowe’s Cos., Inc.	15,205	3,666,838
Ross Stores, Inc.	1,881	338,843
Ulta Beauty, Inc. (b)	478	289,195
		12,639,837
SEMICONDUCTORS — 4.2%
Advanced Micro Devices, Inc. (b)	1,679	359,575
Applied Materials, Inc.	9,057	2,327,558
Broadcom, Inc.	3,344	1,157,358
Intel Corp. (b)	92,636	3,418,268
Microchip Technology, Inc.	8,616	549,012
Micron Technology, Inc.	25,754	7,350,449
NVIDIA Corp.	1,643	306,420
ON Semiconductor Corp. (b)	6,327	342,607
QUALCOMM, Inc.	24,460	4,183,883
Texas Instruments, Inc.	12,214	2,119,007
		22,114,137
SOFTWARE — 2.0%
Gen Digital, Inc.	18,545	504,239
Microsoft Corp.	7,740	3,743,219
Oracle Corp.	15,764	3,072,561
Roper Technologies, Inc.	6,340	2,822,124
Strategy, Inc. - Class A (b)	926	140,706
Zoom Communications, Inc. (b)	3,680	317,547
		10,600,396
SPECIALTY FINANCE — 1.5%
American Express Co.	9,744	3,604,793
Capital One Financial Corp.	15,730	3,812,323
Synchrony Financial	9,950	830,128
		8,247,244
STEEL — 0.3%
Nucor Corp.	6,410	1,045,535
Steel Dynamics, Inc.	3,010	510,045
		1,555,580
TECHNOLOGY HARDWARE — 3.1%
Apple, Inc.	4,323	1,175,251
Arista Networks, Inc. (b)	2,770	362,953
Cisco Systems, Inc.	98,040	7,552,021
Corning, Inc.	32,890	2,879,849
Dell Technologies, Inc. - Class C (a)	8,240	1,037,251
Hewlett Packard Enterprise Co.	30,160	724,443
HP, Inc.	31,280	696,919
Seagate Technology Holdings plc	2,560	704,998
Western Digital Corp.	6,770	1,166,268
		16,299,953
TECHNOLOGY SERVICES — 1.9%
Accenture plc - Class A	17,477	4,689,079
Automatic Data Processing, Inc.	2,165	556,903
Cognizant Technology Solutions Corp. - Class A	4,450	369,350
Fiserv, Inc. (b)	8,480	569,602
Global Payments, Inc.	4,430	342,882
Paychex, Inc.	3,334	374,008
PayPal Holdings, Inc.	17,240	1,006,471
S&P Global, Inc.	1,790	935,436

See accompanying notes to financial statements.

17

Schedule of Investments, continued

Praxis Value Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
TECHNOLOGY SERVICES — 1.9%, continued
TransUnion	4,310	$369,583
Verisk Analytics, Inc.	1,266	283,192
Visa, Inc. - Class A	1,440	505,022
		10,001,528
TELECOMMUNICATIONS — 1.8%
AT&T, Inc.	174,986	4,346,652
T-Mobile US, Inc.	4,527	919,162
Verizon Communications, Inc.	108,835	4,432,850
		9,698,664
TRANSPORTATION & LOGISTICS — 2.5%
CSX Corp.	29,639	1,074,414
Delta Air Lines, Inc.	26,930	1,868,942
FedEx Corp.	6,170	1,782,266
Norfolk Southern Corp.	5,330	1,538,878
Southwest Airlines Co.	36,394	1,504,164
Union Pacific Corp.	11,880	2,748,082
United Airlines Holdings, Inc. (b)	11,600	1,297,112
United Parcel Service, Inc. - Class B	15,023	1,490,131
		13,303,989
TRANSPORTATION EQUIPMENT — 0.4%
PACCAR, Inc.	14,850	1,626,223
Westinghouse Air Brake Technologies Corp.	3,020	644,619
		2,270,842
WHOLESALE - CONSUMER STAPLES — 0.2%
Archer-Daniels-Midland Co.	10,159	584,041
Sysco Corp.	7,490	551,938
		1,135,979
TOTAL COMMON STOCKS (COST $342,808,500)		$523,872,660

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	$350,000	$339,404
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	791,636
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	814,079
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	150,000	144,898
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	290,000	276,448
Calvert Impact Capital, Inc. (c)	4.500%	12/13/30	600,000	572,542
Capital Impact Partners Investment (c)	4.500%	06/15/26	290,000	290,873
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,005,966
TOTAL CORPORATE NOTES (COST $4,310,000)				$4,235,846

		FAIR
	SHARES	VALUE
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 3.67% (d) (COST $2,643,436)	2,643,436	$2,643,436

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (d)(e) (COST $14,563,231)	14,563,231	$14,563,231

TOTAL INVESTMENTS - (COST $364,325,167) — 102.6%		$545,315,173
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6%)		(13,841,083)
NET ASSETS — 100.0%		$531,474,090

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $14,108,006 (Note 8).
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$350,000	$339,404	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	791,636	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	814,079	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	144,898	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	290,000	276,448	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	600,000	572,542	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	290,000	290,873	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,005,966	0.2%
		$4,310,000	$4,235,846	0.8%

(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Company

See accompanying notes to financial statements.

18

Schedule of Investments

Praxis Growth Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%
ADVERTISING & MARKETING — 0.1%
Trade Desk, Inc. (The) - Class A (a)	22,683	$861,047

AEROSPACE & DEFENSE — 0.4%
HEICO Corp. (b)	3,838	1,241,938
Howmet Aerospace, Inc.	8,650	1,773,423
		3,015,361
ASSET MANAGEMENT — 0.7%
LPL Financial Holdings, Inc.	3,703	1,322,601
Robinhood Markets, Inc. - Class A (a)	34,060	3,852,186
		5,174,787
AUTOMOTIVE — 3.6%
Tesla, Inc. (a)	60,340	27,136,105

BEVERAGES — 0.1%
PepsiCo, Inc.	7,760	1,113,715

BIOTECH & PHARMA — 3.9%
AbbVie, Inc.	7,461	1,704,764
Alnylam Pharmaceuticals, Inc. (a)	2,970	1,181,020
Eli Lilly & Co.	20,910	22,471,559
Insmed, Inc. (a)	1,844	320,930
Merck & Co., Inc.	7,191	756,925
Vertex Pharmaceuticals, Inc. (a)	4,274	1,937,660
Zoetis, Inc.	4,707	592,235
		28,965,093
CHEMICALS — 0.4%
Linde plc	7,048	3,005,197

COMMERCIAL SUPPORT SERVICES — 0.1%
Cintas Corp.	3,600	677,052

DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	1,554	382,750

E-COMMERCE DISCRETIONARY — 4.7%
Amazon.com, Inc. (a)	148,466	34,268,922
eBay, Inc.	8,540	743,834
		35,012,756
ELECTRICAL EQUIPMENT — 1.8%
Amphenol Corp. - Class A	26,986	3,646,888
GE Vernova, Inc.	5,900	3,856,063
Keysight Technologies, Inc. (a)	3,981	808,899
Rockwell Automation, Inc.	2,288	890,192
Trane Technologies plc	5,710	2,222,332
Veritiv Holdings Co. - Class A	10,544	1,708,234
		13,132,608
ENGINEERING & CONSTRUCTION — 0.2%
Quanta Services, Inc. (b)	3,128	1,320,204

ENTERTAINMENT CONTENT — 0.7%
AppLovin Corp. - Class A (a)	6,660	4,487,641
Electronic Arts, Inc.	3,445	703,917
		5,191,558

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
HEALTH CARE FACILITIES & SERVICES — 0.3%
Cencora, Inc.	2,140	$722,785
McKesson Corp.	1,910	1,566,754
		2,289,539
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	8,484	670,406

INDUSTRIAL SUPPORT SERVICES — 0.3%
W.W. Grainger, Inc.	2,530	2,552,896

INSTITUTIONAL FINANCIAL SERVICES — 0.4%
Coinbase Global, Inc. - Class A (a)	1,358	307,098
Interactive Brokers Group, Inc. - Class A	25,416	1,634,503
Nasdaq, Inc.	8,490	824,634
		2,766,235
INSURANCE — 0.4%
Aon plc - Class A	1,027	362,408
Arch Capital Group Ltd. (a)	6,403	614,176
Brown & Brown, Inc.	5,098	406,310
Progressive Corp. (The)	5,690	1,295,727
		2,678,621
INTERNET MEDIA & SERVICES — 17.2%
Airbnb, Inc. - Class A (a)	10,831	1,469,983
Alphabet, Inc. - Class A	124,440	38,949,720
Alphabet, Inc. - Class C	97,310	30,535,878
Booking Holdings, Inc.	830	4,444,924
DoorDash, Inc. - Class A (a)	10,120	2,291,978
Expedia Group, Inc.	3,256	922,457
GoDaddy, Inc. - Class A (a)	4,345	539,128
Meta Platforms, Inc. - Class A	48,251	31,850,003
Netflix, Inc. (a)	108,094	10,134,893
Reddit, Inc. - Class A (a)	1,837	422,271
ROBLOX Corp. - Class A (a)	19,330	1,566,310
Uber Technologies, Inc. (a)	50,480	4,124,721
VeriSign, Inc.	4,711	1,144,537
		128,396,803
LEISURE FACILITIES & SERVICES — 1.2%
Chipotle Mexican Grill, Inc. (a)	25,068	927,516
Hilton Worldwide Holdings, Inc.	7,350	2,111,288
Live Nation Entertainment, Inc. (a)(b)	5,560	792,300
Marriott International, Inc. - Class A (b)	4,660	1,445,718
McDonald’s Corp.	6,768	2,068,504
Royal Caribbean Cruises Ltd. (b)	4,160	1,160,307
Starbucks Corp.	7,162	603,112
		9,108,745
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (a)	1,360	772,385

MACHINERY — 0.3%
Deere & Co. (b)	3,936	1,832,484
Veralto Corp.	3,680	367,190
		2,199,674

See accompanying notes to financial statements.

19

Schedule of Investments, continued

Praxis Growth Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
MEDICAL EQUIPMENT & DEVICES — 2.3%
Agilent Technologies, Inc.	4,905	$667,423
Boston Scientific Corp. (a)	29,440	2,807,104
Danaher Corp.	9,764	2,235,175
IDEXX Laboratories, Inc. (a)	1,700	1,150,101
Intuitive Surgical, Inc. (a)	6,730	3,811,603
Mettler-Toledo International, Inc. (a)	550	766,804
ResMed, Inc. (b)	2,090	503,418
Stryker Corp.	1,026	360,608
Thermo Fisher Scientific, Inc.	6,355	3,682,405
Waters Corp. (a)	1,646	625,200
West Pharmaceutical Services, Inc.	2,525	694,729
		17,304,570
OIL & GAS PRODUCERS — 0.1%
EQT Corp.	10,364	555,510

OIL & GAS SERVICES & EQUIPMENT — 0.1%
Baker Hughes Co.	15,026	684,284

OIL, GAS & CONSUMABLE FUELS — 0.1%
Venture Global, Inc. - Class A (b)	66,623	454,369

REITS — 0.9%
American Tower Corp.	3,920	688,234
Equinix, Inc.	2,976	2,280,092
Iron Mountain, Inc.	8,670	719,177
Texas Pacific Land Corp. (b)	1,992	572,142
Welltower, Inc.	14,163	2,628,795
		6,888,440
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (a)	3,450	901,243

RETAIL - CONSUMER STAPLES — 0.6%
Costco Wholesale Corp.	4,443	3,831,376
Walmart, Inc.	7,770	865,656
		4,697,032
RETAIL - DISCRETIONARY — 2.6%
AutoZone, Inc. (a)	659	2,234,998
Carvana Co. (a)	4,400	1,856,888
Cloudflare, Inc. - Class A (a)	9,380	1,849,267
Home Depot, Inc. (The)	13,406	4,613,005
Lowe’s Cos., Inc.	6,789	1,637,235
Lululemon Athletica, Inc. (a)	1,904	395,670
O’Reilly Automotive, Inc. (a)	27,150	2,476,352
TJX Cos., Inc. (The)	25,503	3,917,516
Tractor Supply Co.	10,300	515,103
		19,496,034
SEMICONDUCTORS — 20.8%
Advanced Micro Devices, Inc. (a)	36,851	7,892,010
Applied Materials, Inc.	22,816	5,863,484
Broadcom, Inc.	99,938	34,588,542
Intel Corp. (a)	14,810	546,489
KLA Corp.	3,030	3,681,692
Lam Research Corp.	28,890	4,945,390
Marvell Technology, Inc.	22,460	1,908,651
Monolithic Power Systems, Inc.	1,690	1,531,748
NVIDIA Corp.	495,402	92,392,473

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
SEMICONDUCTORS — 20.8%, continued
QUALCOMM, Inc.	9,790	$1,674,580
Teradyne, Inc.	1,879	363,699
		155,388,758
SOFTWARE — 15.4%
Adobe, Inc. (a)	11,702	4,095,583
Atlassian Corp. - Class A (a)(b)	7,896	1,280,258
Autodesk, Inc. (a)	3,420	1,012,354
Cadence Design Systems, Inc. (a)	10,624	3,320,850
CoreWeave, Inc. - Class A (a)(b)	5,504	394,142
Crowdstrike Holdings, Inc. - Class A (a)	6,320	2,962,563
Fortinet, Inc. (a)	16,834	1,336,788
HubSpot, Inc. (a)	2,898	1,162,967
Intuit, Inc.	7,895	5,229,806
Microsoft Corp.	128,238	62,018,462
MongoDB, Inc. (a)	2,987	1,253,614
Oracle Corp.	37,499	7,308,930
Palo Alto Networks, Inc. (a)	19,746	3,637,213
Salesforce, Inc.	25,449	6,741,695
ServiceNow, Inc. (a)	31,465	4,820,123
Snowflake, Inc. (a)	8,540	1,873,334
Synopsys, Inc. (a)	6,452	3,030,633
Tyler Technologies, Inc. (a)	3,752	1,703,220
Workday, Inc. - Class A (a)	1,842	395,625
Zoom Communications, Inc. (a)	4,058	350,165
Zscaler, Inc. (a)	4,667	1,049,702
		114,978,027
SPECIALTY FINANCE — 0.4%
American Express Co.	6,050	2,238,197
Rocket Cos., Inc. - Class A (b)	35,758	692,275
		2,930,472
TECHNOLOGY HARDWARE — 13.0%
Apple, Inc.	328,685	89,356,304
Arista Networks, Inc. (a)	29,760	3,899,453
Datadog, Inc. - Class A (a)(b)	10,068	1,369,147
NetApp, Inc.	5,800	621,122
Seagate Technology Holdings plc	4,055	1,116,707
Western Digital Corp.	3,296	567,802
		96,930,535
TECHNOLOGY SERVICES — 4.8%
Accenture plc - Class A	9,379	2,516,386
Automatic Data Processing, Inc.	8,494	2,184,912
Broadridge Financial Solutions, Inc.	2,596	579,349
Equifax, Inc.	2,430	527,261
Fair Isaac Corp. (a)	920	1,555,370
Fiserv, Inc. (a)	5,284	354,926
Gartner, Inc. (a)	1,553	391,791
Mastercard, Inc. - Class A	17,176	9,805,435
Moody’s Corp.	3,375	1,724,119
MSCI, Inc.	1,797	1,030,993
S&P Global, Inc.	1,944	1,015,915
Visa, Inc. - Class A	40,713	14,278,456
		35,964,913

See accompanying notes to financial statements.

20

Schedule of Investments, continued

Praxis Growth Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
TRANSPORTATION & LOGISTICS — 0.2%
Old Dominion Freight Line, Inc. (b)	5,900	$925,120
Union Pacific Corp.	3,911	904,693
		1,829,813
WHOLESALE - DISCRETIONARY — 0.1%
Copart, Inc. (a)	20,652	808,526

TOTAL COMMON STOCKS (COST $236,469,707)		$736,236,063

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	$750,000	$727,295
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	450,000	445,295
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	1,270,000	1,245,639
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	450,000	434,693
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	760,000	724,484
Calvert Impact Capital, Inc. (c)	4.500%	12/13/30	950,000	906,525
Capital Impact Partners Investment (c)	4.500%	06/15/26	760,000	762,289
Capital Impact Partners Investment (c)	5.000%	12/15/26	500,000	502,983
TOTAL CORPORATE NOTES (COST $5,890,000)				$5,749,203

		FAIR
	SHARES	VALUE
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.67% (d) (COST $4,681,543)	4,681,543	$4,681,543

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (d)(e) (COST $12,605,313)	12,605,313	$12,605,313

TOTAL INVESTMENTS - (COST $259,646,563) — 101.7%		$759,272,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7%)		(12,413,039)
NET ASSETS — 100.0%		$746,859,083

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $12,151,101 (Note 8).
(c)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	$750,000	$727,295	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	445,295	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,245,639	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	434,693	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	760,000	724,484	0.1%
Capital Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	950,000	906,525	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	760,000	762,289	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	502,983	0.1%
		$5,890,000	$5,749,203	0.8%

(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

21

Schedule of Investments

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%
ADVERTISING & MARKETING — 0.5%
Compass, Inc. - Class A (a)	10,014	$105,848
Omnicom Group, Inc. (b)	11,320	914,090
		1,019,938
AEROSPACE & DEFENSE — 0.1%
Firefly Aerospace, Inc. (a)(b)	7,260	162,406
Loar Holdings, Inc. (a)	1,460	99,280
		261,686
APPAREL & TEXTILE PRODUCTS — 1.3%
Crocs, Inc. (a)(b)	1,490	127,425
Deckers Outdoor Corp. (a)	4,779	495,439
Kontoor Brands, Inc. (b)	4,770	291,399
Ralph Lauren Corp.	1,040	367,754
Tapestry, Inc.	5,540	707,846
VF Corp.	18,085	326,977
Wolverine World Wide, Inc.	9,880	179,322
		2,496,162
ASSET MANAGEMENT — 1.9%
Archer Aviation, Inc. - Class A (a)	15,534	116,816
Artisan Partners Asset Management,
Inc. - Class A (b)	3,310	134,849
Blue Owl Capital, Inc. (b)	13,318	198,971
Franklin Resources, Inc. (b)	38,148	911,356
GitLab, Inc. - Class A (a)	3,930	147,493
Invesco Ltd.	13,310	349,654
Janus Henderson Group plc	4,360	207,405
Jefferies Financial Group, Inc.	4,831	299,377
Opendoor Technologies, Inc. (a)	19,177	111,802
StepStone Group, Inc. - Class A	5,670	363,844
Stifel Financial Corp.	2,230	279,241
TPG, Inc.	3,900	248,976
Virtus Investment Partners, Inc.	920	150,098
WisdomTree, Inc. (b)	21,350	260,256
		3,780,138
AUTOMOTIVE — 1.4%
Aptiv plc (a)	8,810	670,353
BorgWarner, Inc.	5,940	267,657
Dana, Inc.	12,769	303,392
Dorman Products, Inc. (a)	2,970	365,874
Harley-Davidson, Inc.	6,260	128,267
Lear Corp.	1,460	167,316
Modine Manufacturing Co. (a)	1,320	176,233
Phinia, Inc.	3,280	205,623
Rivian Automotive, Inc. - Class A (a)(b)	25,410	500,831
		2,785,546
BANKING — 5.1%
Ameris Bancorp	6,014	446,660
Atlantic Union Bankshares Corp.	4,240	149,672
Axos Financial, Inc. (a)	5,330	459,233
BancFirst Corp.	2,790	295,796
Bank of Hawaii Corp.	3,580	244,765
Bank OZK (b)	3,190	146,804
Banner Corp. (b)	1,910	119,681
Beacon Financial Corp.	7,000	184,590
Cathay General Bancorp	3,980	192,592
City Holding Co.	2,750	327,800
Columbia Banking System, Inc.	4,960	138,632

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
BANKING — 5.1%, continued
Comerica, Inc.	6,780	$589,385
CVB Financial Corp.	10,060	187,116
East West Bancorp, Inc.	3,480	391,117
First BanCorp	18,880	391,382
First Citizens BancShares, Inc. - Class A	155	332,658
First Financial Bancorp	6,900	172,638
First Hawaiian, Inc.	9,470	239,591
First Horizon Corp.	14,190	339,141
Flagstar Financial, Inc.	21,850	275,091
Fulton Financial Corp. (b)	7,890	152,514
Hancock Whitney Corp.	2,130	135,638
Independent Bank Corp.	2,280	166,622
National Bank Holdings Corp. - Class A	3,640	138,356
NBT Bancorp, Inc.	3,250	134,940
Northwest Bancshares, Inc.	12,440	149,280
OFG Bancorp	7,230	296,285
Park National Corp.	2,050	311,969
Pinnacle Financial Partners, Inc.	1,450	138,344
Popular, Inc.	1,090	135,727
Provident Financial Services, Inc.	7,040	139,040
ServisFirst Bancshares, Inc.	5,330	382,641
SouthState Bank Corp.	1,930	181,632
Synovus Financial Corp.	3,170	158,659
Triumph Financial, Inc. (a)	2,960	185,385
Trustmark Corp.	4,750	185,013
UMB Financial Corp.	2,320	266,893
United Bankshares, Inc.	3,920	150,528
United Community Banks, Inc.	7,250	226,345
Webster Financial Corp.	4,570	287,636
Western Alliance Bancorp	2,920	245,484
Wintrust Financial Corp.	1,400	195,748
Zions Bancorp N.A.	3,400	199,036
		10,188,059
BEVERAGES — 0.2%
Celsius Holdings, Inc. (a)	6,800	311,032
National Beverage Corp. (a)	4,440	141,592
		452,624
BIOTECH & PHARMA — 5.4%
Alkermes plc (a)	6,490	181,590
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,483	297,626
Avidity Biosciences, Inc. (a)	4,851	349,903
Axsome Therapeutics, Inc. (a)	1,150	210,036
BioMarin Pharmaceutical, Inc. (a)	1,822	108,281
Braze, Inc. - Class A (a)	3,225	110,585
BridgeBio Pharma, Inc. (a)	5,170	395,453
CG Oncology, Inc. (a)	3,744	155,451
Crinetics Pharmaceuticals, Inc. (a)(b)	5,805	270,223
Cytokinetics, Inc. (a)	4,080	259,243
Elanco Animal Health, Inc. (a)(b)	17,250	390,367
Exelixis, Inc. (a)	8,150	357,214
Guardant Health, Inc. (a)	4,080	416,731
Halozyme Therapeutics, Inc. (a)	5,110	343,903
Harmony Biosciences Holdings, Inc. (a)	4,890	182,984
Incyte Corp. (a)	6,980	689,415
Innoviva, Inc. (a)	10,960	219,090
Insmed, Inc. (a)	4,930	858,017
Ionis Pharmaceuticals, Inc. (a)	6,770	535,575
Jazz Pharmaceuticals plc (a)	1,430	243,100

See accompanying notes to financial statements.

22

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
BIOTECH & PHARMA — 5.4%, continued
Krystal Biotech, Inc. (a)	800	$197,232
Kymera Therapeutics, Inc. (a)	2,181	169,704
Madrigal Pharmaceuticals, Inc. (a)	540	314,464
Moderna, Inc. (a)	10,250	302,272
Neurocrine Biosciences, Inc. (a)	2,800	397,124
Organon & Co.	25,596	183,523
Perrigo Co. plc (b)	13,651	190,022
Prestige Consumer Healthcare, Inc. (a)	4,850	299,197
Revolution Medicines, Inc. (a)	4,630	368,780
Rhythm Pharmaceuticals, Inc. (a)(b)	871	93,232
Roivant Sciences Ltd. (a)	13,680	296,856
Supernus Pharmaceuticals, Inc. (a)	5,090	252,973
TG Therapeutics, Inc. (a)(b)	5,850	174,389
Ultragenyx Pharmaceutical, Inc. (a)	4,611	106,053
United Therapeutics Corp. (a)	1,380	672,405
Viking Therapeutics, Inc. (a)(b)	3,111	109,445
		10,702,458
CABLE & SATELLITE — 0.1%
GCI Liberty, Inc. - Class C (a)	3,767	140,170
Sirius XM Holdings, Inc.	6,410	128,168
		268,338
CHEMICALS — 2.1%
Albemarle Corp. (b)	3,057	432,382
Avery Dennison Corp.	3,161	574,923
Balchem Corp.	4,840	742,262
Dow, Inc.	20,725	484,550
DuPont de Nemours, Inc.	10,233	411,367
Eastman Chemical Co.	2,490	158,937
Ecovyst, Inc. (a)	12,185	118,560
Element Solutions, Inc.	6,507	162,610
H.B. Fuller Co.	2,550	151,623
Materion Corp.	2,050	254,856
Mosaic Co. (The)	10,480	252,463
WD-40 Co.	1,700	334,730
		4,079,263
COMMERCIAL SUPPORT SERVICES — 1.9%
ABM Industries, Inc.	7,160	302,868
ADT, Inc.	12,680	102,328
Brady Corp. - Class A	8,080	633,230
Casella Waste Systems, Inc. - Class A (a)	1,710	167,478
Clean Harbors, Inc. (a)	1,410	330,617
CorVel Corp. (a)	6,990	473,013
FTI Consulting, Inc. (a)	780	133,247
H&R Block, Inc.	3,430	149,479
Insperity, Inc.	4,442	171,994
Korn Ferry	7,970	526,179
Robert Half, Inc. (b)	12,125	329,315
TriNet Group, Inc.	1,720	101,704
UniFirst Corp.	1,280	246,912
		3,668,364
CONSTRUCTION MATERIALS — 0.7%
Advanced Drainage Systems, Inc.	1,990	288,212
Carlisle Cos., Inc. (b)	1,007	322,099
MDU Resources Group, Inc.	18,225	355,752
Owens Corning	2,000	223,820

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
CONSTRUCTION MATERIALS — 0.7%, continued
Simpson Manufacturing Co., Inc.	900	$145,323
		1,335,206
CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	3,660	378,700
Bright Horizons Family Solutions, Inc. (a)	1,610	163,254
Service Corp. International	6,584	513,354
Strategic Education, Inc.	1,700	136,340
Stride, Inc. (a)	2,890	187,648
		1,379,296
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	950	115,862
Ball Corp.	9,299	492,568
Crown Holdings, Inc.	4,210	433,503
Smurfit WestRock plc	17,810	688,713
		1,730,646
DIVERSIFIED INDUSTRIALS — 0.4%
ITT, Inc.	1,970	341,815
Pentair plc	4,250	442,595
		784,410
E-COMMERCE DISCRETIONARY — 0.5%
Chewy, Inc. - Class A (a)	3,170	104,768
Etsy, Inc. (a)(b)	4,920	272,765
Wayfair, Inc. - Class A (a)(b)	5,090	511,087
Waystar Holding Corp. (a)	3,880	127,070
		1,015,690
ELECTRIC UTILITIES — 2.1%
AES Corp. (The)	3,000	43,020
Avista Corp.	4,680	180,367
Evergy, Inc.	8,550	619,790
MGE Energy, Inc.	2,550	199,971
NorthWestern Energy Group, Inc.	4,521	291,785
NRG Energy, Inc.	5,488	873,909
Nuvalent, Inc. - Class A (a)	1,380	138,814
OGE Energy Corp.	5,730	244,671
Oklo, Inc. (a)(b)	3,140	225,326
Pinnacle West Capital Corp.	5,911	524,306
Talen Energy Corp. (a)	1,370	513,531
TXNM Energy, Inc.	4,340	255,539
		4,111,029
ELECTRICAL EQUIPMENT — 4.2%
A.O. Smith Corp. (b)	4,603	307,849
AAON, Inc. (b)	3,590	273,737
Acuity, Inc.	1,210	435,648
Advanced Energy Industries, Inc.	2,780	582,049
Alarm.com Holdings, Inc. (a)	4,510	230,100
Allegion plc	1,350	214,947
API Group Corp. (a)	12,030	460,268
Badger Meter, Inc. (b)	2,250	392,422
Bloom Energy Corp. - Class A (a)	6,269	544,713
Cognex Corp.	4,800	172,704
Generac Holdings, Inc. (a)	1,590	216,828
Hayward Holdings, Inc. (a)	6,850	105,833
Hubbell, Inc.	550	244,261
Itron, Inc. (a)	2,350	218,221
Lennox International, Inc. (b)	930	451,589
Littelfuse, Inc.	2,290	579,187

See accompanying notes to financial statements.

23

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
ELECTRICAL EQUIPMENT — 4.2%, continued
NEXTracker, Inc. - Class A (a)	9,050	$788,346
NuScale Power Corp. (a)	6,772	95,959
nVent Electric plc	5,350	545,540
OSI Systems, Inc. (a)(b)	2,550	650,403
SPX Technologies, Inc. (a)	4,416	883,465
		8,394,069
ENGINEERING & CONSTRUCTION — 3.4%
AECOM	4,290	408,966
Arcosa, Inc.	6,060	644,299
Comfort Systems USA, Inc.	980	914,624
Construction Partners, Inc. - Class A (a)	2,580	280,059
Dycom Industries, Inc. (a)	1,780	601,462
EMCOR Group, Inc.	1,240	758,620
Everus Construction Group, Inc. (a)	2,078	177,794
Frontdoor, Inc. (a)	6,020	347,294
Granite Construction, Inc. (b)	5,010	577,903
Installed Building Products, Inc. (b)	1,770	459,120
MasTec, Inc. (a)	2,270	493,430
Sterling Infrastructure, Inc. (a)	1,160	355,227
Tetra Tech, Inc.	9,380	314,605
TopBuild Corp. (a)	930	387,987
WillScott Holdings Corp.	4,900	92,267
		6,813,657
ENTERTAINMENT CONTENT — 0.1%
Paramount Skydance Corp. - Class B (b)	9,523	127,608

FOOD — 1.0%
Cal-Maine Foods, Inc.	3,850	306,344
Campbell’s Co. (The) (b)	12,004	334,551
Conagra Brands, Inc.	32,764	567,145
Darling Ingredients, Inc. (a)	4,770	171,720
Ingredion, Inc.	1,050	115,773
J.M. Smucker Co. (The)	2,450	239,635
Lamb Weston Holdings, Inc.	3,959	165,843
Simply Good Foods Co. (The) (a)	7,262	145,821
		2,046,832
FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
Boise Cascade Co.	5,270	387,872
Trex Co., Inc. (a)	2,950	103,486
		491,358
GAS & WATER UTILITIES — 1.3%
American States Water Co.	4,280	310,215
California Water Service Group	5,680	246,114
Essential Utilities, Inc.	15,970	612,609
NiSource, Inc.	1,000	41,760
Southwest Gas Holdings, Inc.	6,850	548,137
UGI Corp. (b)	21,010	786,404
		2,545,239
HEALTH CARE FACILITIES & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a)	11,954	169,627
AdaptHealth Corp. (a)	14,120	140,635
Centene Corp. (a)	9,622	395,945
Charles River Laboratories International, Inc. (a)	1,279	255,135
Concentra Group Holdings Parent, Inc.	15,838	311,692
DaVita, Inc. (a)	1,170	132,924
Encompass Health Corp. (b)	2,740	290,824

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
HEALTH CARE FACILITIES & SERVICES — 1.9%, continued
Ensign Group, Inc. (The) (b)	1,550	$270,010
Medpace Holdings, Inc. (a)	820	460,553
Molina Healthcare, Inc. (a)	1,155	200,439
Option Care Health, Inc. (a)	5,870	187,018
Oscar Health, Inc. - Class A (a)	6,555	94,195
Pediatrix Medical Group, Inc. (a)	13,840	296,038
RadNet, Inc. (a)	3,960	282,546
Select Medical Holdings Corp. (b)	15,210	225,868
		3,713,449
HOME & OFFICE PRODUCTS — 0.5%
HNI Corp.	7,870	330,855
Somnigroup International, Inc. (b)	5,890	525,859
Whirlpool Corp. (b)	2,090	150,773
		1,007,487
HOME CONSTRUCTION — 1.8%
Armstrong World Industries, Inc.	2,600	496,860
Cavco Industries, Inc. (a)	1,330	785,684
Griffon Corp.	3,610	265,876
Interface, Inc.	10,230	285,622
LGI Homes, Inc. (a)	3,120	134,035
M/I Homes, Inc. (a)	2,350	300,683
Masco Corp. (b)	2,601	165,059
Meritage Homes Corp.	4,450	292,810
Mohawk Industries, Inc. (a)	1,560	170,508
Toll Brothers, Inc.	2,290	309,654
TRI Pointe Homes, Inc. (a)	12,650	398,096
		3,604,887
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co. (The)	3,341	336,873
Quanex Building Products Corp.	13,622	209,506
Spectrum Brands Holdings, Inc.	3,020	178,422
		724,801
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.2%
AZZ, Inc.	1,430	153,267
Chart Industries, Inc. (a)	1,180	243,351
Enpro, Inc.	2,030	434,684
Gibraltar Industries, Inc. (a)	3,300	163,152
Mueller Industries, Inc.	2,870	329,476
Proto Labs, Inc. (a)	4,100	207,419
RBC Bearings, Inc. (a)	990	443,946
Timken Co. (The)	3,660	307,916
		2,283,211
INDUSTRIAL SUPPORT SERVICES — 1.6%
Applied Industrial Technologies, Inc.	740	190,010
Core & Main, Inc. - Class A (a)	3,633	188,807
Herc Holdings, Inc.	1,837	272,574
MSC Industrial Direct Co., Inc. - Class A	5,310	446,571
RB Global, Inc. (b)	4,950	509,206
Resideo Technologies, Inc. (a)	8,730	306,598
SiteOne Landscape Supply, Inc. (a)	1,490	185,594
U-Haul Holding Co.	2,500	116,850
Vaxcyte, Inc. (a)	3,680	169,795
Watsco, Inc. (b)	1,270	427,927
WESCO International, Inc.	1,450	354,728
		3,168,660

See accompanying notes to financial statements.

24

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
INSTITUTIONAL FINANCIAL SERVICES — 1.1%
Evercore, Inc. - Class A	880	$299,420
Moelis & Co. - Class A	5,190	356,761
Piper Sandler Cos.	1,920	652,243
PJT Partners, Inc. - Class A	2,170	362,824
SEI Investments Co.	2,730	223,915
Virtu Financial, Inc. - Class A	6,270	208,916
		2,104,079
INSURANCE — 3.5%
American Financial Group, Inc.	2,080	284,294
Assurant, Inc.	549	132,227
Assured Guaranty Ltd.	3,960	355,885
Equitable Holdings, Inc.	9,710	462,681
Erie Indemnity Co. - Class A	670	192,056
Everest Group Ltd.	1,734	588,433
F&G Annuities & Life, Inc.	175	5,405
Genworth Financial, Inc. - Class A (a)	40,170	362,735
Globe Life, Inc.	3,370	471,328
Goosehead Insurance, Inc. - Class A	1,254	92,357
Jackson Financial, Inc. - Class A	5,270	562,046
Kinsale Capital Group, Inc.	570	222,938
Lemonade, Inc. (a)	1,248	88,833
Lincoln National Corp.	6,410	285,437
Mercury General Corp.	4,640	436,438
Old Republic International Corp. (b)	4,070	185,755
Primerica, Inc.	490	126,596
Radian Group, Inc.	9,290	334,347
Reinsurance Group of America, Inc. (b)	1,830	372,332
Remitly Global, Inc. (a)	11,350	156,630
RenaissanceRe Holdings Ltd.	805	226,334
Ryan Specialty Holdings, Inc. (b)	3,590	185,352
Selective Insurance Group, Inc.	1,340	112,118
SiriusPoint Ltd. (a)	10,490	229,626
Unum Group	4,670	361,925
Voya Financial, Inc.	2,380	177,286
		7,011,394
INTERNET MEDIA & SERVICES — 1.1%
CarGurus, Inc. (a)	6,170	236,619
Life360, Inc. (a)	1,960	125,714
Lyft, Inc. - Class A (a)	13,280	257,234
Maplebear, Inc. (a)	4,500	202,410
Match Group, Inc.	7,640	246,696
Roku Inc. (a)	4,390	476,271
Snap, Inc. - Class A (a)	25,580	206,431
Yelp, Inc. (a)	4,050	123,080
Zillow Group, Inc. - Class C (a)	5,670	386,807
		2,261,262
LEISURE FACILITIES & SERVICES — 2.1%
Brinker International, Inc. (a)	2,500	358,800
Cheesecake Factory, Inc. (The) (b)	5,550	280,164
Cinemark Holdings, Inc.	6,630	154,081
Dave & Buster’s Entertainment, Inc. (a)	5,406	87,631
Domino’s Pizza, Inc.	914	380,974
Dutch Bros, Inc. - Class A (a)	3,370	206,312
Hyatt Hotels Corp. - Class A (b)	1,030	165,130
Norwegian Cruise Line Holdings Ltd. (a)	10,190	227,441
Planet Fitness, Inc. - Class A (a)	2,430	263,582

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
LEISURE FACILITIES & SERVICES — 2.1%, continued
Rocket Lab Corp. (a)(b)	13,608	$949,294
Shake Shack, Inc. - Class A (a)	3,960	321,433
Six Flags Entertainment Corp. (a)	9,265	142,125
Texas Roadhouse, Inc.	1,710	283,860
Vail Resorts, Inc. (b)	1,270	168,656
Wingstop, Inc.	917	218,695
		4,208,178
LEISURE PRODUCTS — 0.8%
Acushnet Holdings Corp.	4,230	337,639
Brunswick Corp.	2,580	191,539
Hasbro, Inc.	5,420	444,440
LCI Industries	2,340	283,936
Thor Industries, Inc.	1,390	142,711
YETI Holdings, Inc. (a)(b)	3,930	173,588
		1,573,853
MACHINERY — 3.4%
AGCO Corp.	2,520	262,886
CNH Industrial N.V.	20,301	187,175
Crane Co.	1,040	191,807
Donaldson Co., Inc.	2,480	219,877
Enerpac Tool Group Corp.	11,030	421,787
ESAB Corp. (b)	1,273	142,220
ESCO Technologies, Inc.	2,330	455,259
Federal Signal Corp.	4,740	514,717
Flowserve Corp.	3,160	219,241
Franklin Electric Co., Inc.	6,300	601,839
Gates Industrial Corp. plc (a)	13,160	282,545
Graco, Inc.	1,730	141,808
Hillenbrand, Inc.	4,920	156,062
IDEX Corp.	1,070	190,396
JBT Marel Corp.	3,075	463,310
Lincoln Electric Holdings, Inc.	1,740	416,974
Lindsay Corp.	970	114,334
Middleby Corp. (The) (a)	1,480	220,032
MSA Safety, Inc.	660	105,692
Nordson Corp.	2,090	502,499
Stanley Black & Decker, Inc.	4,540	337,231
Tennant Co.	2,040	150,348
Toro Co. (The)	2,600	204,672
Zurn Elkay Water Solutions Corp.	3,490	162,250
		6,664,961
MEDICAL EQUIPMENT & DEVICES — 4.6%
Align Technology, Inc. (a)	2,220	346,653
Avantor, Inc. (a)	8,695	99,645
Baxter International, Inc.	21,180	404,750
Bio-Rad Laboratories, Inc. - Class A (a)	540	163,614
Bio-Techne Corp.	4,350	255,823
Bruker Corp.	4,280	201,631
Cooper Cos., Inc. (The) (a)	6,454	528,970
Exact Sciences Corp. (a)	5,540	562,642
Glaukos Corp. (a)	3,820	431,316
Globus Medical, Inc. - Class A (a)	2,470	215,656
Hologic, Inc. (a)	9,530	709,890
Illumina, Inc. (a)	4,150	544,314
Inspire Medical Systems, Inc. (a)(b)	1,140	105,142
Insulet Corp. (a)	890	252,974
Integer Holdings Corp. (a)(b)	3,090	242,349

See accompanying notes to financial statements.

25

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
MEDICAL EQUIPMENT & DEVICES — 4.6%, continued
iRhythm Technologies, Inc. (a)	2,590	$459,570
Lantheus Holdings, Inc. (a)	1,723	114,666
Masimo Corp. (a)	1,170	152,170
Merit Medical Systems, Inc. (a)	5,690	501,517
Natera, Inc. (a)(b)	3,620	829,306
Penumbra, Inc. (a)	1,280	397,965
QuantumScape Corp. (a)	12,619	131,490
Repligen Corp. (a)(b)	1,290	211,379
Revvity, Inc.	3,050	295,087
Solventum Corp. (a)	4,610	365,296
Tandem Diabetes Care, Inc. (a)	7,835	172,213
Teleflex, Inc.	1,750	213,570
TransMedics Group, Inc. (a)	1,350	164,227
		9,073,825
METALS & MINING — 1.1%
Alcoa Corp.	8,020	426,182
Century Aluminum Co. (a)(b)	7,750	303,645
Coeur Mining, Inc. (a)(b)	21,730	387,446
Hecla Mining Co.	5,163	99,078
MP Materials Corp. (a)(b)	7,590	383,447
Royal Gold, Inc. (b)	1,920	426,797
Rubrik, Inc. - Class A (a)	2,321	177,510
		2,204,105
OIL & GAS PRODUCERS — 1.7%
Antero Midstream Corp.	29,168	518,899
APA Corp.	5,488	134,236
California Resources Corp.	3,720	166,321
CNX Resources Corp. (a)	4,050	148,919
EQT Corp.	11,550	619,080
Kinetik Holdings, Inc. (b)	6,761	243,734
Murphy Oil Corp. (b)	12,700	396,875
Northern Oil and Gas, Inc. (b)	4,809	103,249
Ovintiv, Inc.	12,032	471,534
SM Energy Co.	8,290	155,023
Viper Energy, Inc. - Class A	7,804	301,469
Vitesse Energy, Inc. (b)	8,678	167,138
		3,426,477
OIL & GAS SERVICES & EQUIPMENT — 0.4%
TechnipFMC plc	11,055	492,611
Weatherford International plc	4,373	342,231
		834,842
PUBLISHING & BROADCASTING — 0.9%
Liberty Media Corp. - Liberty Formula One (a)	9,701	955,646
New York Times Co. (The) - Class A	3,410	236,722
Nexstar Media Group, Inc. (b)	740	150,257
TKO Group Holdings, Inc.	2,490	520,410
		1,863,035
REAL ESTATE OWNERS & DEVELOPERS — 0.2%
McGrath RentCorp	3,400	356,762

REAL ESTATE SERVICES — 0.5%
AGNC Investment Corp. (b)	33,700	361,264
Jones Lang LaSalle, Inc. (a)	1,210	407,129
Marcus & Millichap, Inc.	6,555	178,886
		947,279

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
REITS — 5.4%
Acadia Realty Trust	8,150	$167,401
Agree Realty Corp.	2,580	185,837
Alexander & Baldwin, Inc.	7,290	150,466
Alexandria Real Estate Equities, Inc. (b)	9,540	466,888
American Healthcare REIT, Inc.	5,311	249,936
American Homes 4 Rent - Class A	8,640	277,344
Americold Realty Trust, Inc. (b)	11,170	143,646
Brixmor Property Group, Inc.	8,430	221,035
BXP, Inc. (b)	4,690	316,481
Camden Property Trust	1,553	170,954
CareTrust REIT, Inc. (b)	12,330	445,853
CubeSmart	4,334	156,241
DiamondRock Hospitality Co.	14,240	127,590
Douglas Emmett, Inc.	15,660	172,103
EastGroup Properties, Inc.	1,030	183,484
Elme Communities	9,070	157,818
EPR Properties	3,010	150,199
Essential Properties Realty Trust, Inc.	7,790	231,051
Federal Realty Investment Trust (b)	1,376	138,701
Franklin BSP Realty Trust, Inc.	9,869	98,986
Healthpeak Properties, Inc.	20,384	327,775
Highwoods Properties, Inc.	11,470	296,155
Host Hotels & Resorts, Inc.	23,450	415,768
Kimco Realty Corp.	19,170	388,576
Lamar Advertising Co. - Class A	2,770	350,627
Lineage, Inc.	4,360	152,600
Macerich Co. (The) (b)	11,680	215,613
Mid-America Apartment Communities, Inc.	711	98,765
NNN REIT, Inc.	5,050	200,131
Omega Healthcare Investors, Inc.	8,620	382,211
Rayonier, Inc.	6,786	146,914
Regency Centers Corp.	2,640	182,239
Rexford Industrial Realty, Inc. (b)	20,460	792,211
Ryman Hospitality Properties, Inc. (b)	1,690	159,908
Sabra Health Care REIT, Inc.	6,980	132,201
SL Green Realty Corp.	6,310	289,440
Sun Communities, Inc.	4,437	549,789
Sunstone Hotel Investors, Inc.	12,940	115,684
Tanger, Inc.	10,710	357,393
Texas Pacific Land Corp. (b)	810	232,648
UDR, Inc.	7,223	264,940
Urban Edge Properties	9,260	177,699
W.P. Carey, Inc.	4,480	288,333
		10,729,634
RENEWABLE ENERGY — 0.5%
Array Technologies, Inc. (a)(b)	22,840	210,585
Enphase Energy, Inc. (a)	4,910	157,366
First Solar, Inc. (a)	1,970	514,623
Sunrun, Inc. (a)	8,926	164,238
		1,046,812
RETAIL - CONSUMER STAPLES — 1.2%
BJ’s Wholesale Club Holdings, Inc. (a)(b)	3,100	279,093
Casey’s General Stores, Inc.	830	458,749
Five Below, Inc. (a)	2,170	408,741
Grocery Outlet Holding Corp. (a)(b)	11,027	111,373
Hims & Hers Health, Inc. (a)(b)	6,810	221,121
Murphy USA, Inc.	1,125	453,960

See accompanying notes to financial statements.

26

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
RETAIL - CONSUMER STAPLES — 1.2%, continued
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,450	$158,934
PriceSmart, Inc.	1,550	190,138
Sprouts Farmers Market, Inc. (a)	2,350	187,225
		2,469,334
RETAIL - DISCRETIONARY — 3.0%
Advance Auto Parts, Inc.	4,870	191,391
American Eagle Outfitters, Inc.	9,550	251,833
Asbury Automotive Group, Inc. (a)	1,750	406,927
AutoNation, Inc. (a)	710	146,601
Bath & Body Works, Inc.	6,710	134,737
Best Buy Co., Inc.	4,893	327,488
Boot Barn Holdings, Inc. (a)	2,330	411,175
Buckle, Inc. (The)	5,380	287,400
Builders FirstSource, Inc. (a)	2,510	258,254
CarMax, Inc. (a)	2,368	91,499
Dick’s Sporting Goods, Inc.	1,530	302,894
GameStop Corp. - Class A (a)(b)	11,310	227,105
Gap, Inc. (The)	7,270	186,112
Group 1 Automotive, Inc.	1,120	440,496
La-Z-Boy, Inc.	4,470	166,597
Lithia Motors, Inc.	335	111,331
Macy’s, Inc.	9,981	220,081
RH (a)	1,164	208,531
Signet Jewelers Ltd.	1,700	140,896
Urban Outfitters, Inc. (a)	7,160	538,862
Victoria’s Secret & Co. (a)	5,737	310,773
Williams-Sonoma, Inc.	3,500	625,065
		5,986,048
SEMICONDUCTORS — 3.1%
Allegro MicroSystems, Inc. (a)	6,590	173,844
Astera Labs, Inc. (a)	3,911	650,634
Axcelis Technologies, Inc. (a)	4,880	392,059
Diodes, Inc. (a)	5,940	293,080
Entegris, Inc.	3,490	294,032
FormFactor, Inc. (a)	10,210	569,514
Impinj, Inc. (a)(b)	1,170	203,592
Lattice Semiconductor Corp. (a)	3,130	230,305
MACOM Technology Solutions Holdings, Inc. (a)	1,550	265,484
MKS, Inc.	2,100	335,580
Onto Innovation, Inc. (a)	1,560	246,262
Qorvo, Inc. (a)	4,430	374,379
Rambus, Inc. (a)	2,590	237,995
Semtech Corp. (a)	3,970	292,549
SiTime Corp. (a)(b)	950	335,530
Skyworks Solutions, Inc.	5,780	366,510
Teradyne, Inc.	2,960	572,938
Veeco Instruments, Inc. (a)	7,960	227,497
Vishay Intertechnology, Inc.	7,545	109,327
		6,171,111
SOFTWARE — 6.5%
ACI Worldwide, Inc. (a)	4,180	199,846
Adeia, Inc.	13,401	231,167
Affirm Holdings, Inc. (a)(b)	7,230	538,129
Akamai Technologies, Inc. (a)	4,260	371,685
Appfolio, Inc. - Class A (a)	520	120,978
Bentley Systems, Inc. - Class B	4,763	181,780
BILL Holdings, Inc. (a)	4,270	232,886

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
SOFTWARE — 6.5%, continued
BlackLine, Inc. (a)	3,290	$181,904
Box, Inc. - Class A (a)	6,690	200,098
C3.ai, Inc. - Class A (a)	9,791	131,983
Calix, Inc. (a)	4,210	222,835
CCC Intelligent Solutions Holdings, Inc. (a)	24,056	191,245
Circle Internet Group, Inc. (a)	1,350	107,055
Clearwater Analytics Holdings, Inc. - Class A (a)(b)	5,880	141,826
Confluent, Inc. - Class A (a)	9,080	274,579
Dayforce, Inc. (a)	3,310	228,920
DocuSign, Inc. (a)	5,800	396,720
Doximity, Inc. - Class A (a)	2,740	121,327
Dropbox, Inc. - Class A (a)	5,760	160,128
Duolingo, Inc. (a)	1,312	230,256
D-Wave Quantum, Inc. (a)(b)	9,189	240,292
Dynatrace, Inc. (a)	6,561	284,354
Elastic N.V. (a)	2,576	194,333
Galaxy Digital, Inc. - Class A (a)	4,790	107,104
Guidewire Software, Inc. (a)	1,850	371,868
IonQ, Inc. (a)	8,909	399,747
Manhattan Associates, Inc. (a)	2,650	459,271
Navan, Inc. - Class A (a)	33,284	568,491
Nutanix, Inc. - Class A (a)	7,370	380,955
OKTA, Inc. (a)	3,549	306,882
OneStream, Inc. (a)	9,596	176,374
Paycom Software, Inc. (b)	1,530	243,821
Paylocity Holding Corp. (a)	1,160	176,900
Privia Health Group, Inc. (a)	7,680	182,093
Progress Software Corp. (a)	6,410	275,374
PTC, Inc. (a)	3,560	620,188
Q2 Holdings, Inc. (a)	3,436	247,942
Samsara, Inc. - Class A (a)	6,920	245,314
SentinelOne, Inc. - Class A (a)	6,680	100,200
SoundHound AI, Inc. - Class A (a)(b)	10,680	106,480
SPS Commerce, Inc. (a)(b)	4,400	392,172
Tempus AI, Inc. (a)(b)	4,000	236,200
Tenable Holdings, Inc. (a)	6,559	154,333
Twilio, Inc. - Class A (a)	3,392	482,478
UiPath, Inc. - Class A (a)	5,613	91,997
Unity Software, Inc. (a)	11,790	520,764
Upstart Holdings, Inc. (a)	2,770	121,132
Varonis Systems, Inc. (a)	3,110	102,008
Verra Mobility Corp. (a)	12,180	272,954
Workiva, Inc. (a)	1,450	125,063
Zeta Global Holdings Corp. - Class A (a)	8,390	170,737
		12,823,168
SPECIALTY FINANCE — 2.7%
Air Lease Corp.	3,330	213,886
Ally Financial, Inc.	8,260	374,095
Annaly Capital Management, Inc.	18,290	408,964
Blackstone Mortgage Trust, Inc. - Class A	5,246	100,356
Bread Financial Holdings, Inc.	2,910	215,427
Encore Capital Group, Inc. (a)	3,150	171,202
Essent Group Ltd.	2,930	190,479
Fidelity National Financial, Inc.	2,920	159,403
First American Financial Corp.	2,340	143,770
FTAI Aviation Ltd.	4,090	805,117
MGIC Investment Corp.	4,340	126,815
OneMain Holdings, Inc.	3,410	230,346

See accompanying notes to financial statements.

27

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
SPECIALTY FINANCE — 2.7%, continued
QXO, Inc. (a)	41,245	$795,616
SoFi Technologies, Inc. (a)	34,027	890,827
Starwood Property Trust, Inc.	10,140	182,621
Walker & Dunlop, Inc.	4,120	247,818
		5,256,742
STEEL — 1.2%
ATI, Inc. (a)	8,120	931,851
Carpenter Technology Corp.	2,460	774,506
Reliance, Inc.	1,560	450,637
Steel Dynamics, Inc.	1,890	320,261
		2,477,255
TECHNOLOGY HARDWARE — 4.8%
Aurora Innovation, Inc. (a)(b)	46,140	177,178
Benchmark Electronics, Inc.	4,010	171,468
Ciena Corp. (a)	3,410	797,497
Credo Technology Group Holding Ltd. (a)	5,837	839,886
Extreme Networks, Inc. (a)	8,710	145,021
F5, Inc. (a)	1,470	375,232
Fabrinet (a)	920	418,858
InterDigital, Inc.	2,400	764,112
Jabil, Inc.	2,560	583,731
JFrog Ltd. (a)	4,100	256,086
Knowles Corp. (a)	9,450	202,514
Lumentum Holdings, Inc. (a)(b)	1,890	696,635
Pitney Bowes, Inc.	13,600	143,752
Plexus Corp. (a)	4,250	624,750
Pure Storage, Inc. - Class A (a)	9,020	604,430
Rigetti Computing, Inc. (a)	7,989	176,956
Sandisk Corp. (a)	4,279	1,015,749
Sanmina Corp. (a)(b)	6,046	907,323
TD SYNNEX Corp.	1,680	252,386
Zebra Technologies Corp. - Class A (a)	1,183	287,256
		9,440,820
TECHNOLOGY SERVICES — 1.3%
CSG Systems International, Inc.	3,400	260,746
DXC Technology Co. (a)	9,528	139,585
EPAM Systems, Inc. (a)	781	160,011
EVERTEC, Inc.	7,140	207,703
HealthEquity, Inc. (a)	2,430	222,612
Insight Enterprises, Inc. (a)	2,670	217,525
Kyndryl Holdings, Inc. (a)	6,150	163,344
LiveRamp Holdings, Inc. (a)	5,760	169,171
MarketAxess Holdings, Inc. (b)	670	121,438
Maximus, Inc.	1,860	160,555
Payoneer Global, Inc. (a)	20,400	114,648
Shift4 Payments, Inc. - Class A (a)(b)	1,530	96,344
Toast, Inc. - Class A (a)	13,080	464,471
		2,498,153
TELECOMMUNICATIONS — 0.9%
AST SpaceMobile, Inc. (a)(b)	6,356	461,636
Cogent Communications Holdings, Inc.	7,134	153,809
EchoStar Corp. - Class A (a)(b)	3,448	374,798
Frontier Communications Parent, Inc. (a)	7,510	285,906
Lumen Technologies, Inc. (a)	34,620	268,997
Telephone and Data Systems, Inc.	4,660	191,060
		1,736,206

		FAIR
	SHARES	VALUE
COMMON STOCKS — 98.6%, continued
TRANSPORTATION & LOGISTICS — 2.0%
Alaska Air Group, Inc. (a)	6,880	$346,064
American Airlines Group, Inc. (a)	24,660	378,038
ArcBest Corp. (b)	4,470	331,629
C.H. Robinson Worldwide, Inc.	2,780	446,913
GXO Logistics, Inc. (a)	5,310	279,518
Hub Group, Inc. - Class A	6,960	296,565
J.B. Hunt Transport Services, Inc.	1,082	210,276
Matson, Inc.	3,020	373,121
RXO, Inc. (a)(b)	7,819	98,832
Ryder System, Inc.	1,040	199,046
Saia, Inc. (a)(b)	700	228,564
SkyWest, Inc. (a)	2,870	288,177
XPO, Inc. (a)(b)	3,010	409,089
		3,885,832
TRANSPORTATION EQUIPMENT — 0.2%
Greenbrier Cos., Inc. (The)	3,650	170,601
Trinity Industries, Inc.	6,450	170,538
		341,139
WHOLESALE - CONSUMER STAPLES — 0.9%
Andersons, Inc. (The)	9,150	486,506
Bunge Global S.A.	6,321	563,075
United Natural Foods, Inc. (a)	5,990	201,683
US Foods Holding Corp. (a)	6,670	502,384
		1,753,648
WHOLESALE - DISCRETIONARY — 0.6%
Aramark	7,620	280,873
G-III Apparel Group Ltd.	4,620	133,795
OPENLANE, Inc. (a)	8,420	250,748
Pool Corp.	1,061	242,704
ScanSource, Inc. (a)	4,950	193,347
		1,101,467

TOTAL COMMON STOCKS (COST $147,843,105)		$195,227,532

RIGHTS — 0.0% (c)
ASSET MANAGEMENT — 0.0% (c)
Sycamore Partners, LLC (a)(d)(e)	44,730	23,707

BIOTECH & PHARMA — 0.0% (c)
Blueprint Medicines Corp. (a)(d)(e)	2,090	961

MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e)	2,092	519

TOTAL RIGHTS (COST $0)		$25,187

See accompanying notes to financial statements.

28

Schedule of Investments, continued

Praxis Small Cap Index Fund

December 31, 2025

			PRINCIPAL	FAIR
	COUPON	MATURITY	AMOUNT	VALUE
CORPORATE NOTES — 0.8%
COMMUNITY DEVELOPMENT — 0.8%
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	$180,000	$174,551
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	217,700
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	200,000	196,164
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	170,000	164,217
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	110,000	104,859
Calvert Impact Capital, Inc. (d)	4.500%	12/13/30	320,000	305,356
Capital Impact Partners Investment (d)	4.500%	06/15/26	110,000	110,331
Capital Impact Partners Investment (d)	5.000%	12/15/26	200,000	201,193
TOTAL CORPORATE NOTES (COST $1,510,000)				$1,474,371

		FAIR
	SHARES	VALUE
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.67% (f) (COST $1,157,584)	1,157,584	$1,157,584

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (f)(g) (COST $27,711,587)	27,711,587	$27,711,587

TOTAL INVESTMENTS - (COST $178,222,276) — 114.0%		$225,596,261
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.0%)		(27,670,039)
NET ASSETS — 100.0%		$197,926,222

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $26,772,031 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Blueprint Medicines Corp.	07/21/25	$—	$961	0.0	%(c)
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	174,551	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	217,700	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	196,164	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	164,217	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	110,000	104,859	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 12/13/30	12/15/25	320,000	305,356	0.2%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	110,000	110,331	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	201,193	0.1%
OmniAb, Inc.	11/02/22	—	519	0.0	%(c)
Sycamore Partners, LLC	08/28/25	—	23,707	0.0	%(c)
		$1,510,000	$1,499,558	0.8%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $25,187 as of December 31, 2025, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

29

Schedule of Investments

Praxis Genesis Conservative Portfolio

December 31, 2025

		FAIR
	SHARES	VALUE
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 70.2%
Praxis Impact Bond Fund - Class I	1,813,504	$17,300,826

EQUITY FUND — 29.8%
Praxis Growth Index Fund - Class I	40,666	2,258,199
Praxis International Index Fund - Class I	137,369	2,213,011
Praxis Small Cap Index Fund - Class I	51,788	607,468
Praxis Value Index Fund - Class I	116,558	2,267,048
		7,345,726

TOTAL AFFILIATED MUTUAL FUNDS (COST $20,773,479)		$24,646,552

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 3.67% (b) (COST $7,120)	7,120	7,120

TOTAL INVESTMENTS - (COST $20,780,599) — 100.0%		$24,653,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(8,724)
NET ASSETS — 100.0%		$24,644,948

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

30

Schedule of Investments

Praxis Genesis Balanced Portfolio

December 31, 2025

		FAIR
	SHARES	VALUE
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 40.2%
Praxis Impact Bond Fund - Class I	4,421,267	$42,178,885

EQUITY FUND — 59.8%
Praxis Growth Index Fund - Class I	299,966	16,657,100
Praxis International Index Fund - Class I	1,173,351	18,902,684
Praxis Small Cap Index Fund - Class I	883,752	10,366,413
Praxis Value Index Fund - Class I	859,667	16,720,518
		62,646,715

TOTAL AFFILIATED MUTUAL FUNDS (COST $72,343,879)		$104,825,600

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 3.67% (b) (COST $1,880)	1,880	1,880

TOTAL INVESTMENTS - (COST $72,345,759) — 100.0%		$104,827,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(47,028)
NET ASSETS — 100.0%		$104,780,452

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

31

Schedule of Investments

Praxis Genesis Growth Portfolio

December 31, 2025

		FAIR
	SHARES	VALUE
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 20.1%
Praxis Impact Bond Fund — Class I	2,639,087	$25,176,888

EQUITY FUND — 79.9%
Praxis Growth Index Fund - Class I	458,829	25,478,774
Praxis International Index Fund - Class I	1,867,903	30,091,911
Praxis Small Cap Index Fund - Class I	1,582,721	18,565,314
Praxis Value Index Fund - Class I	1,314,936	25,575,500
		99,711,499

TOTAL AFFILIATED MUTUAL FUNDS (COST $77,130,551)		$124,888,387

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 3.67% (b) (COST $1,177)	1,177	1,177

TOTAL INVESTMENTS - (COST $77,131,728) — 100.0%		$124,889,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(47,076)
NET ASSETS — 100.0%		$124,842,488

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

32

Statements of Assets & Liabilities

December 31, 2025

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$1,190,986,170	$355,719,286	$364,325,167	$259,646,563	$178,222,276
Investments in unaffiliated securities, at fair value*	$1,146,784,210	$603,589,647	$545,315,173	$759,272,122	$225,596,261
Cash	—	48,348	—	—	—
Receivable for capital shares sold	1,321,406	542,776	412,959	617,675	81,303
Receivable for investments sold	922	—	—	—	—
Receivable for dividends and interest	7,912,871	921,699	608,219	191,205	214,342
Receivable for tax reclaims	—	874,596	2520	—	—
Prepaid expenses and other assets	44,513	21,108	31,132	38,701	24,511
Total Assets	1,156,063,922	605,998,174	546,370,003	760,119,703	225,916,417

Liabilities
Payable for capital shares redeemed	465,145	210,495	123,332	372,641	190,793
Payable for investments purchased	3,437,878	—	—	—	—
Payable for return of collateral received for securities on loan	7,512,158	56,871,661	14,563,231	12,605,313	27,711,587
Accrued expenses and other payables:
Investment advisory fees	329,707	186,379	108,019	144,154	51,089
Administration fees	37,658	18,339	17,941	24,999	6,737
Distribution fees	7,133	3,641	7,231	27,344	1,575
Other	130,357	106,227	76,159	86,169	28,414
Total Liabilities	11,920,036	57,396,742	14,895,913	13,260,620	27,990,195

Contingencies and Commitments (Note 9)	—	—	—	—	—
Net Assets	$1,144,143,886	$548,601,432	$531,474,090	$746,859,083	$197,926,222

Components of Net Assets
Paid-in capital	$1,200,953,445	$349,404,522	$355,439,322	$245,288,657	$151,079,782
Distributable earnings (accumulated deficit)	(56,809,559)	199,196,910	176,034,768	501,570,426	46,846,440
Net Assets	$1,144,143,886	$548,601,432	$531,474,090	$746,859,083	$197,926,222

Pricing of Class A Shares
Net assets attributable to Class A shares	$33,789,286	$17,010,995	$33,748,764	$127,700,996	$7,306,613
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,525,712	1,061,311	1,720,214	2,332,869	704,184
Net asset value, offering price and redemption price per share*	$9.58	$16.03	$19.62	$54.74	$10.38
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/ (100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.95	$16.92	$20.71	$57.77	$10.96

Pricing of Class I Shares
Net assets attributable to Class I shares	$1,110,354,600	$531,590,437	$497,725,326	$619,158,087	$190,619,609
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	116,449,384	33,007,019	25,592,080	11,149,230	16,256,731
Net asset value and redemption price per share	$9.54	$16.11	$19.45	$55.53	$11.73
*Includes fair value of securities on loan	$7,316,861	$55,058,971	$14,108,006	$12,151,101	$26,772,031

See accompanying notes to financial statements.

33

Statements of Assets & Liabilities, continued

December 31, 2025

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$20,773,479	$72,343,879	$77,130,551
Investments in unaffiliated securities, at cost	7,120	1,880	1,177
Investments in affiliated securities, at fair value	$24,646,552	$104,825,600	$124,888,387
Investments in unaffiliated securities, at fair value	7,120	1,880	1,177
Receivable for capital shares sold	941	—	5,696
Receivable for investments sold	—	4,371	4,304
Receivable for dividends	22	6	4
Prepaid expenses and other assets	10,101	7,002	14,709
Total Assets	24,664,736	104,838,859	124,914,277

Liabilities
Payable for capital shares redeemed	450	4,371	10,000
Payable for investments purchased	491	—	—
Accrued expenses and other payables:
Investment advisory fees	1,043	4,449	5,288
Administration fees	631	2,687	3,189
Distribution fees	5,218	22,243	26,440
Other	11,955	24,657	26,872
Total Liabilities	19,788	58,407	71,789

Contingencies and Commitments (Note 9)	—	—	—
Net Assets	$24,644,948	$104,780,452	$124,842,488

Components of Net Assets
Paid-in capital	$21,416,203	$72,660,542	$76,185,444
Distributable earnings	3,228,745	32,119,910	48,657,044
Net Assets	$24,644,948	$104,780,452	$124,842,488

Pricing of Class A Shares
Net assets attributable to Class A shares	$24,644,948	$104,780,452	$124,842,488
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,006,525	6,247,493	5,933,003
Net asset value and redemption price per share	$12.28	$16.77	$21.04
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.96	$17.70	$22.21

See accompanying notes to financial statements.

34

Statements of Operations

For the year ended December 31, 2025

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment Income
Dividends	$1,140,713	$15,522,574	$11,321,237	$3,409,918	$2,612,641
Foreign tax withholding (net of reclaims received)	—	(2,002,988)	(2,971)	—	(5,164)
Securities lending income	39,215	789,491	17,612	31,546	74,368
Interest	42,388,767	188,350	209,047	271,825	72,603
Total Investment Income	43,568,695	14,497,427	11,544,925	3,713,289	2,754,448

Expenses
Investment advisory fees	3,653,362	2,004,930	1,206,324	1,562,500	563,921
Administration fees	437,005	209,147	211,646	284,806	82,195
Transfer agent fees - Class A	27,872	18,759	33,351	57,517	9,529
Transfer agent fees - Class I	178,169	61,980	149,918	134,328	23,432
Distribution fees - Class A	78,926	38,151	83,538	289,983	16,631
Registration fees - Class A	6,289	6,159	3,838	10,346	9,729
Registration fees - Class I	82,959	44,307	49,398	42,710	33,010
Custodian fees	56,068	108,953	42,739	49,304	10,694
Trustee fees and expenses	84,995	39,449	43,404	56,070	15,913
Legal fees	80,279	37,684	42,659	47,011	14,380
Pricing fees	106,632	79,992	9,095	6,228	17,479
Audit and tax services fees	45,775	54,773	27,703	34,903	15,876
Insurance fees	28,059	10,115	16,513	20,622	5,299
Other expenses	30,654	38,544	25,018	31,781	14,880
Total Expenses	4,897,044	2,752,943	1,945,144	2,628,109	832,968

Net Investment Income	38,671,651	11,744,484	9,599,781	1,085,180	1,921,480

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(211,119)	3,625,700	(13,402,977)	16,257,250	650,494
Net realized losses on foreign currency transactions	—	(66,315)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	34,347,795	112,263,639	65,898,008	99,781,262	10,864,872
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	62,998	—	—	—
Net Realized and Unrealized Gains on Investments and Foreign Currency Transactions	34,136,676	115,886,022	52,495,031	116,038,512	11,515,366
Net Change in Net Assets from Operations	$72,808,327	$127,630,506	$62,094,812	$117,123,692	$13,436,846

See accompanying notes to financial statements.

35

Statements of Operations, continued

For the year ended December 31, 2025

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment Income
Dividends from affiliates	$741,250	$2,438,384	$2,424,744
Dividends from non-affiliates	287	69	—
Total Investment Income	741,537	2,438,453	2,424,744

Expenses
Distribution fees - Class A	60,815	246,943	293,219
Transfer agent fees	17,914	64,234	88,839
Investment advisory fees	12,163	49,390	58,645
Administration fees	11,402	34,209	39,872
Registration and filing fees	23,357	23,478	26,392
Audit and tax services fees	8,588	11,504	12,264
Legal fees	1702	6,866	8,126
Custodian fees	5,560	5,560	5,560
Trustee fees and expenses	579	2,328	2,751
Shareholder reporting expenses	115	453	541
Insurance expense	77	305	357
Other expenses	5,563	9,257	6,246
Total Expenses	147,835	454,527	542,812

Net Investment Income	593,702	1,983,926	1,881,932

Realized and Unrealized Gains on Investments
Net realized gains on investments in affiliates	215,889	866,406	1,368,418
Long-term capital gain distributions from investments in affiliates	141,147	1,472,967	2,424,348
Change in unrealized appreciation/(depreciation) of investments in affiliates	1,393,753	8,249,505	11,411,823
Net Realized and Unrealized Gains on Investments	1,750,789	10,588,878	15,204,589
Net Change in Net Assets from Operations	$2,344,491	$12,572,804	$17,086,521

See accompanying notes to financial statements.

36

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
From Operations
Net investment income	$38,671,651	$32,012,114	$11,744,484	$10,291,123
Net realized gains (losses) from investments and foreign currency transactions	(211,119)	(1,241,823)	3,559,385	(1,339,918)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	34,347,795	(15,385,997)	112,326,637	18,843,623
Net Change in Net Assets from Operations	72,808,327	15,384,294	127,630,506	27,794,828

Distributions to Shareholders
Class A	(1,053,066)	(949,240)	(491,853)	(317,895)
Class I	(37,844,389)	(31,354,181)	(17,387,235)	(12,503,552)
Change in Net Assets from Distributions to Shareholders	(38,897,455)	(32,303,421)	(17,879,088)	(12,821,447)
Change in Net Assets from Capital Transactions (Note 6)	125,776,548	148,068,293	(1,484,879)	29,087,197
Change in Net Assets	159,687,420	131,149,166	108,266,539	44,060,578

Net Assets
Beginning of year	984,456,466	853,307,300	440,334,893	396,274,315
End of year	$1,144,143,886	$984,456,466	$548,601,432	$440,334,893

See accompanying notes to financial statements.

37

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
From Operations
Net investment income	$9,599,781	$9,939,702	$1,085,180	$1,901,812	$1,921,480	$1,927,681
Net realized gains (losses) from investments	(13,402,977)	5,722,852	16,257,250	25,794,913	650,494	27,252,187
Net change in unrealized appreciation/ (depreciation) on investments	65,898,008	36,124,989	99,781,262	148,859,497	10,864,872	(14,142,178)
Net Change in Net Assets from Operations	62,094,812	51,787,543	117,123,692	176,556,222	13,436,846	15,037,690

Distributions to Shareholders
Class A	(354,960)	(3,940,286)	(5,535,054)	(1,575,485)	(646,260)	(44,503)
Class I	(6,906,951)	(42,963,564)	(27,614,841)	(9,221,941)	(15,971,092)	(1,979,292)
Change in Net Assets from Distributions to Shareholders	(7,261,911)	(46,903,850)	(33,149,895)	(10,797,426)	(16,617,352)	(2,023,795)
Change in Net Assets from Capital Transactions (Note 6)	(18,286,721)	(9,927,646)	(10,896,498)	(32,752,551)	20,125,129	2,654,846
Change in Net Assets	36,546,180	(5,043,953)	73,077,299	133,006,245	16,944,623	15,668,741

Net Assets
Beginning of year	494,927,910	499,971,863	673,781,784	540,775,539	180,981,599	165,312,858
End of year	$531,474,090	$494,927,910	$746,859,083	$673,781,784	$197,926,222	$180,981,599

See accompanying notes to financial statements.

38

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
From Operations
Net investment income	$593,702	$557,388	$1,983,926	$1,837,822	$1,881,932	$1,795,638
Net realized gains on investments in affiliates	215,889	454,925	866,406	2,207,643	1,368,418	1,757,367
Long-term capital gain distributions from investments in affiliates	141,147	189,376	1,472,967	1,264,736	2,424,348	1,896,967
Net change in unrealized appreciation/ (depreciation) on investments in affiliates	1,393,753	87	8,249,505	2,755,374	11,411,823	6,309,997
Net Change in Net Assets from Operations	2,344,491	1,201,776	12,572,804	8,065,575	17,086,521	11,759,969

Distributions to Class A Shareholders	(1,152,241)	(1,156,894)	(5,014,918)	(3,963,024)	(5,367,974)	(3,679,590)
Change in Net Assets from Capital Transactions (Note 6)	(632,948)	(531,796)	3,041,728	(138,697)	1,076,908	318,485
Change in Net Assets	559,302	(486,914)	10,599,614	3,963,854	12,795,455	8,398,864

Net Assets
Beginning of year	24,085,646	24,572,560	94,180,838	90,216,984	112,047,033	103,648,169
End of year	$24,644,948	$24,085,646	$104,780,452	$94,180,838	$124,842,488	$112,047,033

See accompanying notes to financial statements.

39

Financial Highlights

For a share outstanding throughout the year indicated

Praxis Impact Bond Fund - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$9.27	$9.45	$9.19	$10.78	$11.19
Net investment income (a)	0.32	0.29	0.24	0.17	0.14
Net realized and unrealized gains (losses) on investments	0.30	(0.18)	0.26	(1.58)	(0.39)
Total from investment operations	0.62	0.11	0.50	(1.41)	(0.25)
Less distributions from:
Net investment income	(0.31)	(0.29)	(0.24)	(0.18)	(0.16)
Net realized gains	—	—	—	—	—
Total distributions	(0.31)	(0.29)	(0.24)	(0.18)	(0.16)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$9.58	$9.27	$9.45	$9.19	$10.78
Total return (excludes sales charge)	6.82%	1.17%	5.56%	(13.12%)	(2.23%)
Net assets at end of year (in 000s)	$33,789	$30,603	$33,489	$29,546	$41,413
Ratio of expenses to average net assets	0.79%	0.85%	0.88%	0.94%	0.88%
Ratio of net investment income to average net assets	3.35%	3.05%	2.60%	1.74%	1.28%
Portfolio turnover rate	7.92%	8.03%	13.19%	21.12%	14.68%

Praxis Impact Bond Fund - Class I

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$9.23	$9.40	$9.15	$10.72	$11.14
Net investment income (a)	0.35	0.32	0.28	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.31	(0.17)	0.25	(1.56)	(0.39)
Total from investment operations	0.66	0.15	0.53	(1.35)	(0.21)
Less distributions from:
Net investment income	(0.35)	(0.32)	(0.28)	(0.22)	(0.21)
Net realized gains	—	—	—	—	—
Total distributions	(0.35)	(0.32)	(0.28)	(0.22)	(0.21)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$9.54	$9.23	$9.40	$9.15	$10.72
Total return	7.23%	1.63%	5.87%	(12.65%)	(1.93%)
Net assets at end of year (in 000s)	$1,110,355	$953,854	$819,818	$639,959	$773,270
Ratio of expenses to average net assets	0.46%	0.47%	0.49%	0.49%	0.48%
Ratio of net investment income to average net assets	3.69%	3.43%	3.00%	2.20%	1.68%
Portfolio turnover rate	7.92%	8.03%	13.19%	21.12%	14.68%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

40

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis International Index Fund - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$12.80	$12.33	$11.07	$13.50	$12.82
Net investment income (a)	0.29	0.25	0.23	0.20	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	3.41	0.54	1.38	(2.46)	0.75
Total from investment operations	3.70	0.79	1.61	(2.26)	0.93
Less distributions from:
Net investment income	(0.47)	(0.32)	(0.35)	(0.17)	(0.25)
Paid-in capital from redemption fees	—	—	—	—	—
Net asset value at end of year	$16.03	$12.80	$12.33	$11.07	$13.50
Total return (excludes sales charge)	28.89%	6.42%	14.51%	(16.72%)	7.22%
Net assets at end of year (in 000s)	$17,011	$12,842	$12,463	$10,526	$10,859
Ratio of expenses to average net assets	0.94%	1.02%	1.10%	1.24%	1.20%
Ratio of net investment income to average net assets	1.99%	1.91%	1.98%	1.71%	1.32%
Portfolio turnover rate	21.62%	29.01%	19.21%	37.48%	39.58%

Praxis International Index Fund - Class I

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$12.85	$12.38	$11.11	$13.53	$12.86
Net investment income (a)	0.35	0.32	0.29	0.27	0.27
Net realized and unrealized gains (losses) on investments and foreign currencies	3.44	0.53	1.38	(2.46)	0.74
Total from investment operations	3.79	0.85	1.67	(2.19)	1.01
Less distributions from:
Net investment income	(0.53)	(0.38)	(0.40)	(0.23)	(0.34)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$16.11	$12.85	$12.38	$11.11	$13.53
Total return	29.51%	6.88%	15.07%	(16.18%)	7.83%
Net assets at end of year (in 000s)	$531,590	$427,493	$383,812	$327,905	$370,796
Ratio of expenses to average net assets	0.54%	0.56%	0.60%	0.62%	0.61%
Ratio of net investment income to average net assets	2.38%	2.40%	2.46%	2.36%	1.94%
Portfolio turnover rate	21.62%	29.01%	19.21%	37.48%	39.58%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

41

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Value Index Fund - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$17.55	$17.41	$15.18	$17.32	$14.42
Net investment income (a)	0.30	0.31	0.23	0.26	0.22
Net realized and unrealized gains (losses) on investments	1.98	1.51	2.80	(1.63)	3.30
Total from investment operations	2.28	1.82	3.03	(1.37)	3.52
Less distributions from:
Net investment income	(0.21)	(0.32)	(0.16)	(0.07)	(0.31)
Net realized gains	—	(1.36)	(0.64)	(0.70)	(0.31)
Total distributions	(0.21)	(1.68)	(0.80)	(0.77)	(0.62)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$19.62	$17.55	$17.41	$15.18	$17.32
Total return (excludes sales charge)	12.97%	10.30%	20.04%	(7.86%)	24.52%
Net assets at end of year (in 000s)	$33,749	$45,273	$30,598	$25,497	$22,442
Ratio of expenses to average net assets	0.69%	0.68%	0.70%	0.75%	0.78%
Ratio of net investment income to average net assets	1.61%	1.64%	1.39%	1.63%	1.34%
Portfolio turnover rate	25.51%	32.18%	45.27%	53.35%	28.06%

Praxis Value Index Fund - Class I

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$17.40	$17.26	$15.05	$17.18	$14.30
Net investment income (a)	0.36	0.36	0.28	0.31	0.28
Net realized and unrealized gains (losses) on investments	1.96	1.51	2.78	(1.61)	3.29
Total from investment operations	2.32	1.87	3.06	(1.30)	3.57
Less distributions from:
Net investment income	(0.27)	(0.37)	(0.21)	(0.13)	(0.38)
Net realized gains	—	(1.36)	(0.64)	(0.70)	(0.31)
Total distributions	(0.27)	(1.73)	(0.85)	(0.83)	(0.69)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$19.45	$17.40	$17.26	$15.05	$17.18
Total return	13.34%	10.65%	20.42%	(7.55%)	25.08%
Net assets at end of year (in 000s)	$497,725	$449,655	$469,374	$373,084	$417,164
Ratio of expenses to average net assets	0.37%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets	1.93%	1.94%	1.70%	1.98%	1.73%
Portfolio turnover rate	25.51%	32.18%	45.27%	53.35%	28.06%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

42

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Growth Index Fund - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$48.48	$36.94	$29.04	$42.88	$33.96
Net investment income (loss) (a)	(0.03)	0.03	0.23	0.10	0.03
Net realized and unrealized gains (losses) on investments	8.76 (b)	12.20	8.33	(12.27)	10.69
Total from investment operations	8.73	12.23	8.56	(12.17)	10.72
Less distributions from:
Net investment income	(0.03)	(0.11)	(0.23)	—	(0.03)
Net realized gains	(2.44)	(0.58)	(0.43)	(1.67)	(1.77)
Total distributions	(2.47)	(0.69)	(0.66)	(1.67)	(1.80)
Paid-in capital from redemption fees	—	—	—	—	0.00 (c)
Net asset value at end of year	$54.74	$48.48	$36.94	$29.04	$42.88
Total return (excludes sales charge)	18.05%	33.04%	29.48%	(28.42%)	31.60%
Net assets at end of year (in 000s)	$127,701	$112,124	$88,260	$72,214	$109,319
Ratio of expenses to average net assets	0.62%	0.63%	0.66%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets	(0.07%)	0.07%	0.70%	0.28%	0.08%
Portfolio turnover rate	17.99%	16.48%	35.55%	49.76%	18.17%

Praxis Growth Index Fund - Class I

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$49.13	$37.41	$29.40	$43.27	$34.25
Net investment income (a)	0.11	0.16	0.33	0.21	0.15
Net realized and unrealized gains (losses) on investments	8.90	12.38	8.44	(12.39)	10.79
Total from investment operations	9.01	12.54	8.77	(12.18)	10.94
Less distributions from:
Net investment income	(0.17)	(0.24)	(0.33)	(0.02)	(0.15)
Net realized gains	(2.44)	(0.58)	(0.43)	(1.67)	(1.77)
Total distributions	(2.61)	(0.82)	(0.76)	(1.69)	(1.92)
Paid-in capital from redemption fees	—	—	—	—	0.00 (c)
Net asset value at end of year	$55.53	$49.13	$37.41	$29.40	$43.27
Total return	18.37%	33.44%	29.82%	(28.18%)	31.97%
Net assets at end of year (in 000s)	$619,158	$561,657	$452,516	$378,141	$420,287
Ratio of expenses to average net assets	0.34%	0.35%	0.37%	0.36%	0.36%
Ratio of net investment income to average net assets	0.21%	0.35%	0.98%	0.60%	0.38%
Portfolio turnover rate	17.99%	16.48%	35.55%	49.76%	18.17%

(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

43

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Small Cap Index Fund - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$10.70	$9.99	$8.70	$11.00	$9.69
Net investment income (a)	0.06	0.05	0.06	0.03	0.02
Net realized and unrealized gains (losses) on investments	0.61	0.73	1.32	(2.24)	2.52
Total from investment operations	0.67	0.78	1.38	(2.21)	2.54
Less distributions from:
Net investment income	(0.05)	(0.07)	(0.09)	—	(0.03)
Net realized gains	(0.94)	—	—	(0.09)	(1.20)
Total distributions	(0.99)	(0.07)	(0.09)	(0.09)	(1.23)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$10.38	$10.70	$9.99	$8.70	$11.00
Total return (excludes sales charge)	6.15%	7.86%	15.87%	(20.08%)	26.53%
Net assets at end of year (in 000s)	$7,307	$6,463	$6,141	$5,296	$6,656
Ratio of net expenses to average net assets	0.94%	1.03%	1.12%	1.11%	1.12%
Ratio of gross expenses to average net assets	0.94%	1.03%*	1.04%*	1.09%*	1.12%*
Ratio of net investment income to average net assets	0.51%	0.47%	0.63%	0.37%	0.13%
Portfolio turnover rate	34.84%	82.31%	38.41%	35.74%	40.95%

Praxis Small Cap Index Fund - Class I

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$11.96	$11.15	$9.68	$12.17	$10.60
Net investment income (a)	0.13	0.13	0.13	0.11	0.11
Net realized and unrealized gains (losses) on investments	0.68	0.82	1.49	(2.50)	2.76
Total from investment operations	0.81	0.95	1.62	(2.39)	2.87
Less distributions from:
Net investment income	(0.10)	(0.14)	(0.15)	(0.01)	(0.10)
Net realized gains	(0.94)	—	—	(0.09)	(1.20)
Total distributions	(1.04)	(0.14)	(0.15)	(0.10)	(1.30)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$11.73	$11.96	$11.15	$9.68	$12.17
Total return	6.71%	8.49%	16.67%	(19.60%)	27.36%
Net assets at end of year (in 000s)	$190,620	$174,518	$159,172	$143,969	$166,462
Ratio of expenses to average net assets	0.42%	0.44%	0.44%	0.43%	0.43%
Ratio of net investment income to average net assets	1.04%	1.12%	1.32%	1.02%	0.83%
Portfolio turnover rate	34.84%	82.31%	38.41%	35.74%	40.95%

*	During the year, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

44

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Conservative Portfolio - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$11.69	$11.66	$10.85	$12.99	$12.99
Net investment income (a)	0.30	0.27	0.22	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.88	0.33	0.84	(2.06)	0.37
Total from investment operations	1.18	0.60	1.06	(1.89)	0.57
Less distributions from:
Net investment income	(0.30)	(0.27)	(0.23)	(0.17)	(0.20)
Net realized gains	(0.29)	(0.30)	(0.02)	(0.08)	(0.37)
Total distributions	(0.59)	(0.57)	(0.25)	(0.25)	(0.57)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$12.28	$11.69	$11.66	$10.85	$12.99
Total return (excludes sales charge)	10.14%	5.16%	9.77%	(14.59%)	4.42%
Net assets at end of year (in 000s)	$24,645	$24,086	$24,573	$24,185	$28,609
Ratio of net expenses to average net assets†	0.61%	0.62%	0.62%	0.58%	0.60%
Ratio of gross expenses to average net assets†	0.61%	0.62%	0.62%	0.58%	0.58%**
Ratio of net investment income to average net assets†*	2.44%	2.30%	1.98%	1.43%	1.50%
Portfolio turnover rate	12.32%	12.40%	10.52%	13.60%	15.51%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the year, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

45

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Balanced Portfolio - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$15.52	$14.84	$13.31	$16.30	$15.40
Net investment income (a)	0.33	0.31	0.26	0.17	0.33
Net realized and unrealized gains (losses) on investments	1.74	1.04	1.62	(2.79)	1.47
Total from investment operations	2.07	1.35	1.88	(2.62)	1.80
Less distributions from:
Net investment income	(0.32)	(0.31)	(0.26)	(0.17)	(0.32)
Net realized gains	(0.50)	(0.36)	(0.09)	(0.20)	(0.58)
Total distributions	(0.82)	(0.67)	(0.35)	(0.37)	(0.90)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$16.77	$15.52	$14.84	$13.31	$16.30
Total return (excludes sales charge)	13.46%	9.03%	14.15%	(16.06%)	11.77%
Net assets at end of year (in 000s)	$104,780	$94,181	$90,217	$78,828	$95,935
Ratio of expenses to average net assets†	0.46%	0.46%	0.47%	0.47%	0.46%
Ratio of net investment income to average net assets†*	2.01%	1.96%	1.82%	1.21%	2.01%
Portfolio turnover rate	12.84%	13.43%	10.51%	12.96%	15.28%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

46

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Growth Portfolio - Class A

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of year	$19.03	$17.63	$15.42	$19.15	$17.17
Net investment income (a)	0.32	0.31	0.27	0.17	0.43
Net realized and unrealized gains (losses) on investments	2.62	1.73	2.35	(3.44)	2.43
Total from investment operations	2.94	2.04	2.62	(3.27)	2.86
Less distributions from:
Net investment income	(0.32)	(0.31)	(0.27)	(0.16)	(0.42)
Net realized gains	(0.61)	(0.33)	(0.14)	(0.30)	(0.46)
Total distributions	(0.93)	(0.64)	(0.41)	(0.46)	(0.88)
Paid-in capital from redemption fees	—	—	—	—	0.00 (b)
Net asset value at end of year	$21.04	$19.03	$17.63	$15.42	$19.15
Total return (excludes sales charge)	15.50%	11.52%	16.98%	(17.05%)	16.72%
Net assets at end of year (in 000s)	$124,842	$112,047	$103,648	$87,208	$100,854
Ratio of expenses to average net assets†	0.46%	0.48%	0.49%	0.48%	0.49%
Ratio of net investment income to average net assets†*	1.60%	1.64%	1.63%	1.02%	2.28%
Portfolio turnover rate	13.56%	12.86%	7.57%	10.46%	12.90%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

47

Notes to Financial Statements	December 31, 2025

1. Organization:

The Praxis Funds (formerly Praxis Mutual Funds) (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” Other series of the Trust are not included in this report.

As of December 31, 2025 the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Segment Reporting

The President and Chief Executive Officer of the Trust acts as each Fund and Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Fund and Portfolio has a single operating segment as the CODM monitors the operating results of each Fund and Portfolio as a whole and each Fund and Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios. The CODM allocates resources and assess performance based on the operating results of each Fund and Portfolio, which is consistent with the results presented in the Funds’ and Portfolios’ Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management has evaluated ASU 2023-09 and income taxes paid by the Funds and Portfolios for the year were determined to not be significant.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

48

Notes to Financial Statements, continued	December 31, 2025

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 —	quoted prices in active markets for identical securities

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of December 31, 2025, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Asset Backed Securities	$—	$69,881,615	$—	$69,881,615
Municipal Bonds	—	10,150,903	—	10,150,903
Corporate Bonds	—	294,494,897	—	294,494,897
Corporate Notes	—	9,731,135	—	9,731,135
Foreign Governments	—	64,486,799	—	64,486,799
Commercial Mortgage-Backed Securities	—	32,282	—	32,282
U.S. Government Agencies	—	652,138,144	—	652,138,144
Money Market Funds	35,080,107	—	—	35,080,107
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	7,512,158
Investment Companies	3,276,170	—	—	3,276,170
Total Investments	$38,356,277	$1,100,915,775	$—	$1,146,784,210

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$240,068,445	$301,471,535	$869	$541,540,849
Preferred Stocks	586,238	—	—	586,238
Corporate Notes	—	4,267,384	—	4,267,384
Money Market Funds	323,515	—	—	323,515
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	56,871,661
Total Investments	$240,978,198	$305,738,919	$869	$603,589,647

49

Notes to Financial Statements, continued	December 31, 2025

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$523,872,660	$—	$—	$523,872,660
Corporate Notes	—	4,235,846	—	4,235,846
Money Market Funds	2,643,436	—	—	2,643,436
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	14,563,231
Total Investments	$526,516,096	$4,235,846	$—	$545,315,173

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$736,236,063	$—	$—	$736,236,063
Corporate Notes	—	5,749,203	—	5,749,203
Money Market Funds	4,681,543	—	—	4,681,543
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	12,605,313
Total Investments	$740,917,606	$5,749,203	$—	$759,272,122

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$195,227,532	$—	$—	$195,227,532
Rights	—	—	25,187	25,187
Corporate Notes	—	1,474,371	—	1,474,371
Money Market Funds	1,157,584	—	—	1,157,584
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	27,711,587
Total Investments	$196,385,116	$1,474,371	$25,187	$225,596,261

*	Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$24,646,552	$—	$—	$24,646,552
Money Market Funds	7,120	—	—	7,120
Total Investments	$24,653,672	$—	$—	$24,653,672

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$104,825,600	$—	$—	$104,825,600
Money Market Funds	1,880	—	—	1,880
Total Investments	$104,827,480	$—	$—	$104,827,480

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$124,888,387	$—	$—	$124,888,387
Money Market Funds	1,177	—	—	1,177
Total Investments	$124,889,564	$—	$—	$124,889,564
50

Notes to Financial Statements, continued	December 31, 2025

There were no transfers into or out of Level 3 for any of the Funds and Portfolios during the year ended December 31, 2025. The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2025:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2024	$869	$992
Received via corporate action	—	24,668
Change in Unrealized appreciation (depreciation)	—	(473)
Balance as of December 31, 2025	$869	$25,187

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of December 31, 2025 for the International Index Fund and Small Cap Index Fund was $0 and $(473), respectively.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	12/31/2025	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*	This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	12/31/2025	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$25,187	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*	This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

51

Notes to Financial Statements, continued	December 31, 2025

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2025, the Funds and Portfolios did not incur any interest or penalties.

52

Notes to Financial Statements, continued	December 31, 2025

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the year ended December 31, 2025 were as follows:

	Purchases	Sales
Impact Bond Fund	$120,770,488	$48,996,018
International Index Fund	106,133,762	112,136,111
Value Index Fund	128,604,704	145,335,804
Growth Index Fund	123,016,142	166,008,435
Small Cap Index Fund	71,398,977	65,183,760
Conservative Portfolio	2,999,065	4,050,636
Balanced Portfolio	14,210,706	12,717,002
Growth Portfolio	15,983,147	15,962,096

During the year ended December 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $72,404,600 and $32,086,717, respectively.

During the year ended December 31, 2025, the Value Index Fund sold securities to the Growth Index Fund and the Small Cap Index Fund, the Growth Index Fund sold securities to the Value Index Fund and the Small Cap Index Fund, and the Small Cap Index Fund sold securities to the Value Index Fund and Growth Index Fund. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain (Loss)
Value Index Fund	Growth Index Fund	$8,062,987	$(1,211,415)
Value Index Fund	Small Cap Index Fund	1,226,508	(7,368)
Growth Index Fund	Value Index Fund	3,686,970	1,256,479
Growth Index Fund	Small Cap Index Fund	1,439,541	(182,871)
Small Cap Index Fund	Value Index Fund	40,498	(1,307)
Small Cap Index Fund	Growth Index Fund	584,428	54,588

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the year ended December 31, 2025
	Fair Value at December 31,	Purchase	Sales	Realized	Change in Unrealized Appreciation	Fair Value at December 31,	Dividend	Long-Term Capital Gain	Shares at December 31,
Affiliate	2024	Cost	Proceeds	Gain/(Loss)	(Depreciation)	2025	Income	Distributions	2025
Conservative Portfolio
Growth Index - Class I	$2,153,879	$430,968	$(631,530)	$223,417	$81,465	$2,258,199	$6,792	$96,044	40,666
Impact Bond - Class I	16,974,598	2,115,057	(2,345,126)	(228,435)	784,732	17,300,826	626,706	—	1,813,504
International Index - Class I	2,156,779	148,570	(598,586)	170,715	335,533	2,213,011	71,033	—	137,369
Small Cap Index - Class I	594,562	125,214	(104,079)	7,660	(15,889)	607,468	5,382	45,103	51,788
Value Index - Class I	2,208,663	179,256	(371,315)	42,532	207,912	2,267,048	31,337	—	116,558
Total	$24,088,481	$2,999,065	$(4,050,636)	$215,889	$1,393,753	$24,646,552	$741,250	$141,147	2,159,885

	For the year ended December 31, 2025
	Fair Value at December 31,	Purchase	Sales	Realized	Change in Unrealized Appreciation	Fair Value at December 31,	Dividend	Long-Term Capital Gain	Shares at December 31,
Affiliate	2024	Cost	Proceeds	Gain/(Loss)	(Depreciation)	2025	Income	Distributions	2025
Balanced Portfolio
Growth Index - Class I	$14,662,989	$2,917,206	$(3,080,565)	$568,033	$1,589,437	$16,657,100	$49,998	$706,731	299,966
Impact Bond - Class I	38,175,852	6,488,351	(3,756,818)	(405,847)	1,677,347	42,178,885	1,457,584	—	4,421,267
International Index - Class I	16,986,341	1,319,467	(3,459,621)	665,805	3,390,692	18,902,684	607,490	—	1,173,351
Small Cap Index - Class I	9,360,035	2,085,083	(934,814)	27,503	(171,394)	10,366,413	91,796	766,236	883,752
Value Index - Class I	15,030,768	1,400,599	(1,485,184)	10,912	1,763,423	16,720,518	231,516	—	859,667
Total	$94,215,985	$14,210,706	$(12,717,002)	$866,406	$8,249,505	$104,825,600	$2,438,384	$1,472,967	7,638,003

53

Notes to Financial Statements, continued	December 31, 2025

	For the year ended December 31, 2025
	Fair Value at December 31,	Purchase	Sales	Realized	Change in Unrealized Appreciation	Fair Value at December 31,	Dividend	Long-Term Capital Gain	Shares at December 31,
Affiliate	2024	Cost	Proceeds	Gain/(Loss)	(Depreciation)	2025	Income	Distributions	2025
Growth Portfolio
Growth Index - Class I	$22,454,468	$4,032,334	$(4,226,790)	$1,027,001	$2,191,761	$25,478,774	$75,765	$1,068,088	458,829
Impact Bond - Class I	22,803,018	4,159,943	(2,540,841)	(395,217)	1,149,985	25,176,888	864,704	—	2,639,087
International Index - Class I	27,041,312	1,847,201	(5,212,048)	713,197	5,702,249	30,091,911	966,756	—	1,867,903
Small Cap Index - Class I	16,773,418	3,631,739	(1,557,128)	42,100	(324,815)	18,565,314	163,551	1,356,260	1,582,721
Value Index - Class I	23,014,879	2,311,930	(2,425,289)	(18,663)	2,692,643	25,575,500	353,968	—	1,314,936
Total	$112,087,095	$15,983,147	$(15,962,096)	$1,368,418	$11,411,823	$124,888,387	$2,424,744	$2,424,348	7,863,476

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the year ended December 31, 2025, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.35%
International Index Fund**	0.40%
Value Index Fund***	0.24%
Growth Index Fund***	0.23%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*	The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net asset over $500 million. Rate disclosed above represents the effective rate charged during the year.

**	The International Index Fund’s fee is subject to a tier schedule as follows: 0.50% on the average daily net assets up to $100 million and 0.38% on the average daily net asset over $100 million and up to $500 million, and 0.35% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

***	The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net asset of each Fund over $200 million. Rates disclosed above represents the effective rate charged during the year.

The Adviser has retained Aperio Group, LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2026. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of December 31, 2025 were:

Small Cap Index Fund (Class A)	1.10%

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

54

Notes to Financial Statements, continued	December 31, 2025

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the year ended December 31, 2025 as follows:

Impact Bond Fund	$2,392
International Index Fund	772
Value Index Fund	5,207
Growth Index Fund	19,820
Small Cap Index Fund	1,029
Conservative Portfolio	846
Balanced Portfolio	11,654
Growth Portfolio	27,562

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

55

Notes to Financial Statements, continued	December 31, 2025

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$7,941,658	$7,377,882	$4,126,442	$3,280,645
Dividends reinvested	980,995	870,286	480,261	308,943
Cost of shares redeemed	(6,744,546)	(10,527,101)	(3,796,656)	(3,660,006)
Class A Share Transactions	$2,178,107	$(2,278,933)	$810,047	$(70,418)
Class I Shares:
Proceeds from shares issued	$306,589,406	$378,231,136	$106,308,398	$167,166,260
Dividends reinvested	20,884,418	17,002,384	7,534,575	5,613,483
Cost of shares redeemed	(203,875,383)	(244,886,294)	(116,137,899)	(143,622,128)
Class I Share Transactions	$123,598,441	$150,347,226	$(2,294,926)	$29,157,615
Net change from capital transactions	$125,776,548	$148,068,293	$(1,484,879)	$29,087,197
Share Transactions:
Class A Shares:
Issued	834,215	787,025	288,477	253,873
Reinvested	103,412	92,967	29,867	24,118
Redeemed	(711,471)	(1,124,050)	(260,546)	(285,335)
Change in Class A Shares:	226,156	(244,058)	57,798	(7,344)
Class I Shares:
Issued	32,556,890	40,658,560	7,244,371	12,700,602
Reinvested	2,212,320	1,825,140	466,248	436,507
Redeemed	(21,665,572)	(26,322,506)	(7,964,808)	(10,880,616)
Change in Class I Shares:	13,103,638	16,161,194	(254,189)	2,256,493
Net change from share transactions	13,329,794	15,917,136	(196,391)	2,249,149

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$4,158,995	$22,677,791	$9,239,700	$8,249,276	$1,232,207	$1,542,861
Dividends reinvested	335,425	3,765,232	5,377,167	1,526,227	638,478	43,555
Cost of shares redeemed	(19,785,986)	(11,688,429)	(13,150,654)	(12,873,956)	(784,660)	(1,687,209)
Class A Share Transactions	$(15,291,566)	$14,754,594	$1,466,213	$(3,098,453)	$1,086,025	$(100,793)
Class I Shares:
Proceeds from shares issued	$140,264,345	$169,301,774	$154,641,721	$213,905,554	$48,472,212	$68,239,522
Dividends reinvested	4,604,761	30,118,609	20,648,853	6,680,462	7,231,325	921,429
Cost of shares redeemed	(147,864,261)	(224,102,923)	(187,653,285)	(250,240,114)	(36,664,433)	(66,405,312)
Class I Share Transactions	$(2,995,155)	$(24,682,540)	$(12,362,711)	$(29,654,098)	$19,039,104	$2,755,639
Net change from capital transactions	$(18,286,721)	$(9,927,946)	$(10,896,498)	$(32,752,551)	$20,125,129	$2,654,846
Share Transactions:
Class A Shares:
Issued	228,758	1,247,740	179,397	190,072	113,210	151,777
Reinvested	16,975	207,858	99,136	30,377	60,707	4,070
Redeemed	(1,105,370)	(633,674)	(258,628)	(296,974)	(73,554)	(166,863)
Change in Class A Shares:	(859,637)	821,924	19,905	(76,525)	100,363	(11,016)
Class I Shares:
Issued	7,699,191	9,348,544	3,064,886	4,611,716	4,171,947	5,749,234
Reinvested	235,057	1,673,072	374,069	131,475	605,724	77,043
Redeemed	(8,185,534)	(12,380,189)	(3,722,093)	(5,405,603)	(3,107,685)	(5,521,025)
Change in Class I Shares:	(251,286)	(1,358,573)	(283,138)	(662,412)	1,669,986	305,252
Net change from share transactions	(1,110,923)	(536,649)	(263,233)	(738,937)	1,770,349	294,236
56

Notes to Financial Statements, continued	December 31, 2025

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,657,058	$1,655,522	$7,898,526	$8,424,855	$8,598,795	$10,049,033
Dividends reinvested	1,141,300	1,150,348	4,977,375	3,934,846	5,320,333	3,644,569
Cost of shares redeemed	(3,431,306)	(3,337,666)	(9,834,173)	(12,498,398)	(12,842,220)	(13,375,117)
Class A Share Transactions	$(632,948)	$(531,796)	$3,041,728	$(138,697)	$1,076,908	$318,485
Net change from capital transactions	$(632,948)	$(531,796)	$3,041,728	$(138,697)	$1,076,908	$318,485
Share Transactions:
Class A Shares:
Issued	137,076	138,354	490,709	544,031	429,269	537,798
Reinvested	93,169	96,550	296,734	248,188	251,241	187,168
Redeemed	(283,561)	(282,909)	(606,707)	(803,444)	(636,497)	(715,023)
Change in Class A Shares:	(53,316)	(48,005)	180,736	(11,225)	44,013	9,943
Net change from share transactions	(53,316)	(48,005)	180,736	(11,225)	44,013	9,943

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the years ended December 31, 2025 and 2024 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$38,897,455	$32,303,421	$17,879,088	$12,821,447	$7,261,911	$10,668,351
From long-term capital gains	—	—	—	—	—	36,235,499
Total distributions	$38,897,455	$32,303,421	$17,879,088	$12,821,447	$7,261,911	$46,903,850

	Growth Index Fund		Small Cap Index Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$1,913,816	$2,945,684	$1,725,071	$2,023,795
From long-term capital gains	31,236,079	7,851,742	14,892,281	—
Total distributions	$33,149,895	$10,797,426	$16,617,352	$2,023,795

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$609,276	$579,605	$2,275,201	$2,059,308	$2,190,937	$1,864,186
From long-term capital gains	542,965	577,289	2,739,717	1,903,716	3,177,037	1,815,404
Total distributions	$1,152,241	$1,156,894	$5,014,918	$3,963,024	$5,367,974	$3,679,590

The following information was computed on a tax basis for each item as of December 31, 2025:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,191,215,581	$364,974,669	$366,306,856
Gross unrealized appreciation	12,552,580	240,746,459	187,273,182
Gross unrealized depreciation	(56,983,951)	(2,131,481)	(8,264,865)
Net unrealized appreciation (depreciation) on investments	$(44,431,371)	$238,614,978	$179,008,317
Net unrealized appreciation on foreign currency transactions	—	42,120	—
Undistributed ordinary income	—	—	9,556,800
Accumulated capital and other losses	(12,378,188)	(39,460,188)	(12,530,349)
Distributable earnings (accumulated deficit)	$(56,809,559)	$199,196,910	$176,034,768

57

Notes to Financial Statements, continued	December 31, 2025

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$260,341,867	$178,669,573
Gross unrealized appreciation	500,107,654	56,059,061
Gross unrealized depreciation	(1,177,399)	(9,132,373)
Net unrealized appreciation on investments	$498,930,255	$46,926,688
Undistributed ordinary income	1,000,066	—
Undistributed long-term capital gains	1,640,105	—
Post-October capital losses	—	(80,248)
Distributable earnings	$501,570,426	$46,846,440

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$21,693,887	$74,471,369	$79,023,266
Gross unrealized appreciation	4,380,223	33,288,297	47,731,445
Gross unrealized depreciation	(1,420,438)	(2,932,186)	(1,865,147)
Net unrealized appreciation on investments	$2,959,785	$30,356,111	$45,866,298
Undistributed ordinary income	16,185	122,883	16,648
Undistributed long-term capital gains	252,775	1,640,916	2,774,098
Distributable earnings	$3,228,745	$32,119,910	$48,657,044

Post-October capital losses listed above incurred after October 31, 2025 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Small Cap Index Fund deferred $80,248 of post-October capital losses for income tax purposes.

For the year ended December 31, 2025, the International Index Fund deferred $1,397,724 of qualified late year ordinary losses to January 1, 2026 for income tax purposes.

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales and nontaxable distributions, as well as investments in publicly traded partnerships, C Corporations and Passive Foreign Investment Companies (“PFICs”).

For the latest tax year ended December 31, 2025, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below. CLCFs not subject to expiration:

	Impact Bond	International Index	Value Index
No expiration - short-term	$2,178,971	$38,062,464	$7,277,417
No expiration - long-term	10,199,217	—	5,252,932
	$12,378,188	$38,062,464	$12,530,349

During the year ended December 31, 2025 the following Fund utilized prior year CLCFs against current year gains:

International Index
Short-term utilized	$3,346,474
Long-term utilized	—
$3,346,474

Certain reclassifications, the result of permanent differences between financial statement and income tax requirements, have been made to components of net assets. Reclassifications result primarily from the differences in distribution designations and tax equalization. These reclassifications, have no impact on the net assets or the NAV per share on the Funds and Portfolios and are designed to present each Fund’s or Portfolio’s capital accounts on a tax basis. The following reclassifications have been made to the following Funds and Portfolios for the year ended December 31, 2025:

	Paid-in capital	Distributable earnings (accumulated deficit)
Impact Bond Fund	$(69,643)	$69,643
International Index Fund	(73,310)	73,310
Value Index Fund	3,827	(3,827)
Growth Index Fund	7,282,923	(7,282,923)
Small Cap Index Fund	1,910,315	(1,910,315)
Conservative Portfolio	37,534	(37,534)
Balanced Portfolio	181,674	(181,674)
Growth Portfolio	247,998	(247,998)

58

Notes to Financial Statements, continued	December 31, 2025

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of December 31, 2025, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$7,316,861	$7,512,158
International Index Fund	55,058,971	56,871,661
Value Index Fund	14,108,006	14,563,231
Growth Index Fund	12,151,101	12,605,313
Small Cap Index Fund	26,772,031	27,711,587

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $192,000 in retainers and meeting fees during the year ended December 31, 2025.

11. Subsequent Events

The Funds and Portfolios evaluated subsequent events December 31, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Praxis Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Praxis Impact Bond Fund, Praxis International Index Fund, Praxis Value Index Fund, Praxis Growth Index Fund, Praxis Small Cap Index Fund, Praxis Genesis Conservative Portfolio, Praxis Genesis Balanced Portfolio, and Praxis Genesis Growth Portfolio (the “Funds”), each a series of Praxis Funds (formerly Praxis Mutual Funds), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

February 24, 2026

60

Additional Information (unaudited)	December 31, 2025

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year ended December 31, 2025 qualify for the corporate dividends received deduction:

International Index Fund	0.41%
Value Index Fund	86.03%
Growth Index Fund	100.00%
Small Cap Index Fund	57.20%
Conservative Portfolio	6.94%
Balanced Portfolio	17.31%
Growth Portfolio	26.27%

Qualified Dividend Income

The Funds and Portfolios have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2025.

Capital Gain Distribution

For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions:

Growth Index Fund	$38,518,998
Small Cap Index Fund	15,343,093
Conservative Portfolio	580,499
Balanced Portfolio	2,921,391
Growth Portfolio	3,425,036

Foreign Source Income and Expense

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The passthrough of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2025 Form 1099-DIV. The per share amounts designated were:

	Foreign Source Income	Foreign Tax Expense
International Index Fund	$0.4800	$0.0369
Conservative Portfolio	0.0350	0.0031
Balanced Portfolio	0.0962	0.0085
Growth Portfolio	0.1613	0.0142

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting on November 21, 2025, the Trust’s Board of Trustees, which consists of a majority of Independent Trustees, unanimously approved one-year renewals of the Investment Advisory Agreement for each Fund and Portfolio (in this section, “Fund” refers to each Fund and Portfolio) and the Sub-Investment Advisory Agreement for the International Index Fund. The advisory contracts for the Praxis ETFs are in their initial term and were not up for renewal.

The Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual contract review process. The Trustees reviewed and evaluated all this information and considered factors they believed, considering legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The Board considered each Fund, including each of its classes, and each Agreement separately. The Board’s conclusions with respect to the approvals were based in part on the Board’s evaluation of the Agreements in prior years and their experience with the nature and quality of services provided under the Agreements in prior years. The Board’s determinations were not based on any single factor, and individual Trustees may have weighed factors differently.

61

Additional Information, continued (unaudited)	December 31, 2025

INVESTMENT ADVISORY AGREEMENT

In approving the continuation of the Investment Advisory Agreement between each Fund and Praxis Investment Management, Inc. (the “Adviser”), the Board considered the following factors, among others.

Nature, Quality and Extent of Services

The Board examined the nature, quality, and extent of services the Adviser provides to the Funds. Among other things, the Board considered the Adviser’s experience in serving as investment adviser to the Funds, including the experience of the investment professionals and other senior personnel at the Adviser providing services to the Funds. The Board also considered the Adviser’s performance in fulfilling its responsibilities for overseeing the Funds’ legal and compliance environment, and the Adviser’s responsiveness in implementing Board directives and addressing Board requests relating to the Funds. For the International Index Fund, which is sub-advised, the Board considered the Adviser’s effectiveness in overseeing the Sub-Adviser. For the other Funds, the Board considered the Adviser’s record and experience providing portfolio management services to each Fund, the qualifications of the portfolio managers responsible for the day-to-day portfolio management of each Fund, and the Adviser’s infrastructure and resources available to the portfolio managers. The Board also considered the Adviser’s utilization of the Funds’ Impact X strategies for the Funds, including values and risk screening, values-based proxy voting, sustainability data integration, and company engagement. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that it was satisfied with the nature, quality and extent of services provided to the Funds by the Adviser.

Investment Performance

In evaluating each Fund’s investment performance, the Board considered the Fund’s investment objectives, strategies, and risks, as disclosed in the Fund’s prospectus. The Board also considered each Fund’s historical investment performance relative to its benchmark and peer group. The Board evaluated Fund performance gross of fees and net of fees. The Board also considered the impact of the Funds’ values and risk-based screens on Fund performance. The Board evaluated each class of each Fund. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board reached the following conclusions about each Fund’s investment performance, for the periods ended September 30, 2025:

Impact Bond Fund: performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the one-, three-, five- and ten-year periods, and measured against its peer group, Class I ranked between the 43rd and 74th percentiles and Class A ranked between the 77th and 86th percentiles over those periods.

Value Index Fund: performance was in line with expectations. The Board noted that while the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 23rd and 65th percentiles and Class A ranked between the 34th and 67th percentiles over those periods.

Growth Index Fund: performance was in line with expectations. The Board noted that the Fund’s gross performance trailed its benchmark index for the one- and three-year periods, was approximately the same as the index for the five-year period, and exceeded the index for the ten-year period, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 25th to 62nd percentiles and Class A ranked between the 30th to 64th percentiles over those periods.

Small Cap Index Fund: performance was mixed. The Board noted that the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, and measured against its peer group, Class I ranked between the 56th and 92nd percentiles and Class A ranked between the 72nd and 92nd percentiles over those periods. The Board noted that prior to 2017, the Fund’s portfolio was managed by a sub-adviser, not the Adviser, and used a different small-cap investment strategy from its current strategy that seeks to track the performance of its benchmark index. The Board also noted that since implementing the index strategy, the performance variation from the index was reasonable.

Conservative Portfolio: performance was disappointing. The Board noted that while the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, the relative under-performance was attributable to differences between the composition of the index and the Fund’s asset allocations. The Board also noted that the Fund ranked between the 87th and 100th percentiles of its peer group over those periods.

62

Additional Information, continued (unaudited)	December 31, 2025

Balanced Portfolio: performance was mixed. The Board noted that while the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, the relative under-performance was attributable to differences between the composition of the index and the Fund’s asset allocations. The Board also noted that the Fund ranked between the 37th and 78th percentiles of its peer group over those periods.

Growth Portfolio: performance was mixed. The Board noted that while the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, the relative under-performance was attributable to differences between the composition of the index and the Fund’s asset allocations. The Board also noted that the Fund ranked between the 43rd and 79th percentiles of its peer group over those periods.

Costs of Services and Profitability

The Board then reviewed information regarding the costs of providing the advisory services to the Funds and the profits to be realized by the Adviser and its affiliates from their relationship with the Funds. In its review of the Funds’ total and net expenses, the Board considered the advisory fees, as well as other Fund expenses, such as transfer agent, custody, administration, legal, compliance and audit fees. The Board considered the components of the other expenses and the methodologies for allocating shared expenses. The Board also noted the effects of any current expense waivers and reimbursements on fees and expense levels, any proposed changes to the current waivers and reimbursements, and the duration of any waivers and reimbursements. As part of its review, the Board considered the expense ratios and profitability information by Fund and class compared with peer group fund expense ratios. In addition, the Board reviewed the fee structures and other information provided by the Adviser regarding its services to other clients. For the International Index Fund, the Board considered that the Adviser had agreed to a reduced advisory fee schedule in 2024. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that the costs to each Fund of the services provided to the Fund by the Adviser were fair and reasonable.

The Board also considered the extent to which economies of scale would be realized as the Funds grow and whether the investment advisory fee rates reflect those economies of scale for the benefit of Fund shareholders. The Board considered that the advisory fee schedules for the Impact Bond Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund and International Index Fund have breakpoints, and that the Adviser has represented that it would consider breakpoints for the Genesis Portfolios if they achieve scale but that current asset levels do not warrant breakpoints. The Board also considered the information provided regarding the expense levels of peer group funds.

Other Benefits

The Board noted that the Adviser does not generate soft dollar credits on Fund brokerage transactions. The Board considered other potential benefits to the Adviser and its affiliates from their relationship with the Funds. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that such benefits were not material or were reasonable in relation to the services provided. In addition, the Board noted that the Funds benefit from their association with the Adviser and its affiliates, particularly in light of the Adviser’s commitment to socially responsible investing and shareholder advocacy.

INVESTMENT SUB-ADVISORY AGREEMENT

In approving the continuation of the Sub-Investment Advisory Agreement between Praxis Investment Management, Inc. and Aperio Group, LLC (“Sub-Adviser”) with respect to portfolio management of the International Index Fund, the Board considered the following factors, among others.

Nature, Quality and Extent of Services

The Board evaluated the nature, extent, and quality of services the Sub-Adviser provides to the Fund. Among other things, the Board considered the Sub-Adviser’s experience in providing the investment strategy used by the Fund and in serving as Sub- Adviser to the Fund, including the experience of its investment professionals and other senior personnel at the Sub-Adviser providing services to the Fund. The Board considered the Sub-Adviser’s compliance capabilities, its compliance record with respect to the Fund, and the quality of communication between the Sub-Adviser and the Adviser and the Board. The Board considered the Sub-Adviser’s compliance with the Fund’s investment objective and policies, as well as its implementation of the Fund’s principal investment strategy. The Board considered the Sub-Adviser’s record and experience providing portfolio management services to the Fund. The Board considered the Sub-Adviser’s responsiveness in implementing Board directives and addressing Board questions and requests relating to the Fund. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that it was satisfied with the nature, quality and extent of services provided to the International Index Fund by the Sub-Adviser.

63

Additional Information, continued (unaudited)	December 31, 2025

Investment Performance

The Board reviewed historical performance data for the International Index Fund and considered the Fund’s historical performance relative to its benchmark and peer groups. The Board also considered the impact of the Fund’s values and risk screens on Fund performance. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that, for the periods ended September 30, 2025, the Fund’s performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the one-, three-, five- and ten-year periods, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 48th and 64th percentiles and Class A ranked between the 56th and 72nd percentiles over those periods.

Costs of Services

The Board considered the costs of the services provided by the Sub-Adviser to the International Index Fund and the response from the Sub-Adviser regarding profitability. The Board also considered that the Sub-Adviser had agreed to a reduced sub-advisory fee schedule in 2020. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that the costs to the International Index Fund of the services provided by the Sub-Adviser were fair and reasonable.

Other Benefits

The Board noted that the Sub-Adviser does not generate soft dollar credits on Fund brokerage transactions. The Board considered other potential benefits to the Sub-Adviser and its affiliates from their relationship with the Funds. Based on these and other considerations, within the context of its overall determinations regarding the Sub-Investment Advisory Agreement, the Board concluded that the Sub-Adviser and its affiliates did not derive material benefits from their relationship with the International Index Fund other than receipt of sub-advisory fees and potential benefits from their association with the Praxis Funds.

64

For more information about the Praxis Funds, the following documents are available free upon request:

Annual/Semi-Annual Financial Statements:

The Praxis Funds’ annual and semi-annual financial statements contain additional information on each Fund’s or Portfolio’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Funds, or by contacting the Praxis Funds at:

Praxis Funds

c/o U.S. Bank Global Fund Services

PO Box 219286

Kansas City, MO 64121-9286

Telephone: 1-800-977-2947

Internet: https://www.praxisinvests.com(1)

You can review and get copies of the Praxis Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Investment Management

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2260169

Praxis Investment Management

Annual financial statements and additional information

from inception date of April 7, 2025 to December 31, 2025

Praxis ETFs

Impact Large Cap Growth	PRXG
Impact Large Cap Value	PRXV

Praxis™

An Everence Company

Table of Contents

Praxis Impact Large Cap Growth ETF
Schedule of Investments	1
Praxis Impact Large Cap Value ETF
Schedule of Investments	4
Financial Statements
Statements of Assets & Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	12
Report of the Independent Registered Public Accounting Firm	18
Other Non-Audited Information	19
Additional Information	19

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Large Cap Growth ETF

December 31, 2025

	SHARES	VALUE
COMMON STOCKS — 98.7%
COMMUNICATIONS — 18.2%
Airbnb, Inc. - Class A (a)	970	$131,648
Alphabet, Inc. - Class A	8,843	2,767,859
Alphabet, Inc. - Class C	13,666	4,288,391
AppLovin Corp. - Class A (a)	543	365,884
Booking Holdings, Inc.	68	364,162
DoorDash, Inc. - Class A (a)	912	206,550
Electronic Arts, Inc.	228	46,587
Expedia Group, Inc.	393	111,341
GoDaddy, Inc. - Class A (a)	377	46,778
Meta Platforms, Inc. - Class A	4,450	2,937,400
Netflix, Inc. (a)	8,960	840,090
Pinterest, Inc. - Class A (a)	1,574	40,751
Reddit, Inc. - Class A (a)	325	74,708
ROBLOX Corp. - Class A (a)	1,460	118,304
T-Mobile US, Inc.	444	90,150
Trade Desk, Inc. - Class A (a)	1,205	45,742
Uber Technologies, Inc. (a)	4,771	389,838
VeriSign, Inc.	307	74,586
		12,940,769

CONSUMER DISCRETIONARY — 11.5%
Amazon.com, Inc. (a)	14,069	3,247,407
AutoZone, Inc. (a)	31	105,136
Burlington Stores, Inc. (a)	240	69,324
Carnival Corp. (a)	2,309	70,517
Carvana Co. (a)	328	138,423
Chipotle Mexican Grill, Inc. (a)	3,729	137,973
Copart, Inc. (a)	1,836	71,879
eBay, Inc.	636	55,396
Hilton Worldwide Holdings, Inc.	350	100,537
Live Nation Entertainment, Inc. (a)	255	36,337
Lululemon Athletica, Inc. (a)	363	75,435
Marriott International, Inc. - Class A	459	142,400
McDonald’s Corp.	1,438	439,496
O’Reilly Automotive, Inc. (a)	1,548	141,193
Royal Caribbean Cruises Ltd.	265	73,914
Starbucks Corp.	2,365	199,157
Tesla, Inc. (a)	5,682	2,555,309
TJX Cos., Inc.	2,334	358,526
Ulta Beauty, Inc. (a)	78	47,191
Yum! Brands, Inc.	691	104,534
		8,170,084
CONSUMER STAPLES — 1.4%
Costco Wholesale Corp.	925	797,664
Dollar Tree, Inc. (a)	270	33,213
Estee Lauder Cos., Inc. - Class A	388	40,631
Monster Beverage Corp. (a)	1,374	105,345
		976,853
ENERGY — 0.6%
Baker Hughes Co.	767	34,929
EOG Resources, Inc.	658	69,097
EQT Corp.	644	34,519
First Solar, Inc. (a)	171	44,670
Kinder Morgan, Inc.	1,311	36,039
Phillips 66	265	34,196

	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
ENERGY — 0.6%, continued
Texas Pacific Land Corp.	174	$49,976
Valero Energy Corp.	214	34,837
Venture Global, Inc. - Class A	8,589	58,577
		396,840
FINANCIALS — 5.9%
Ares Management Corp. - Class A	531	85,826
Blackrock, Inc.	55	58,869
Block, Inc. (a)	1,140	74,203
Blue Owl Capital, Inc. - Class A	2,248	33,585
Brown & Brown, Inc.	672	53,558
Capital One Financial Corp.	150	36,354
Cboe Global Markets, Inc.	138	34,638
CME Group, Inc.	211	57,620
Coinbase Global, Inc. - Class A (a)	589	133,196
Corebridge Financial, Inc.	1,136	34,273
Equifax, Inc.	243	52,726
Fair Isaac Corp. (a)	72	121,725
Interactive Brokers Group, Inc. - Class A	948	60,966
Intercontinental Exchange, Inc.	252	40,814
LPL Financial Holdings, Inc.	195	69,648
Mastercard, Inc. - Class A	1,737	991,619
Moody’s Corp.	184	93,996
MSCI, Inc.	157	90,076
Robinhood Markets, Inc. - Class A (a)	2,082	235,474
Rocket Cos., Inc. - Class A	3,642	70,509
S&P Global, Inc.	555	290,037
Tradeweb Markets, Inc. - Class A	488	52,480
Verisk Analytics, Inc.	628	140,477
Visa, Inc. - Class A	3,669	1,286,755
		4,199,424
HEALTH CARE — 5.4%
Alnylam Pharmaceuticals, Inc. (a)	308	122,476
Boston Scientific Corp. (a)	3,166	301,878
Cencora, Inc.	101	34,113
Danaher Corp.	155	35,483
Dexcom, Inc. (a)	867	57,543
Eli Lilly & Co.	1,751	1,881,765
IDEXX Laboratories, Inc. (a)	215	145,454
Insmed, Inc. (a)	338	58,825
Insulet Corp. (a)	130	36,951
Intuitive Surgical, Inc. (a)	772	437,230
Mettler-Toledo International, Inc. (a)	57	79,469
ResMed, Inc.	336	80,932
Stryker Corp.	627	220,372
Thermo Fisher Scientific, Inc.	79	45,776
Vertex Pharmaceuticals, Inc. (a)	474	214,893
Waters Corp. (a)	147	55,835
West Pharmaceutical Services, Inc.	158	43,472
		3,852,467
INDUSTRIALS — 4.1%
Amphenol Corp. - Class A	3,061	413,664
Automatic Data Processing, Inc.	184	47,330
Axon Enterprise, Inc. (a)	198	112,450
Cintas Corp.	703	132,213
Deere & Co.	79	36,780
Emerson Electric Co.	528	70,076

The accompanying notes are an integral part of these financial statements.

1

Schedule of Investments, continued

Praxis Impact Large Cap Growth ETF

December 31, 2025

	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
INDUSTRIALS — 4.1%, continued
Expeditors International of Washington, Inc.	402	$59,902
Fastenal Co.	1,910	76,648
GE Vernova, Inc.	542	354,235
HEICO Corp.	343	110,991
HEICO Corp. - Class A	143	36,098
Howmet Aerospace, Inc.	810	166,066
Ingersoll Rand, Inc.	813	64,406
Johnson Controls International PLC	816	97,716
Keysight Technologies, Inc. (a)	211	42,873
Old Dominion Freight Line, Inc.	604	94,707
Paychex, Inc.	459	51,491
Quanta Services, Inc.	387	163,337
Rockwell Automation, Inc.	243	94,544
Rollins, Inc.	915	54,918
Southwest Airlines Co.	833	34,428
Symbotic, Inc. (a)	595	35,403
TE Connectivity PLC	317	72,121
Trane Technologies PLC	91	35,417
Vertiv Holdings Co. - Class A	1,089	176,429
Waste Connections, Inc.	683	119,771
Westinghouse Air Brake Technologies Corp.	236	50,374
WW Grainger, Inc.	96	96,869
Xylem, Inc.	253	34,454
		2,935,711
MATERIALS — 0.7%
Ecolab, Inc.	472	123,909
Martin Marietta Materials, Inc.	107	66,625
Newmont Corp.	350	34,948
Sherwin-Williams Co.	515	166,875
Vulcan Materials Co.	352	100,397
		492,754
REAL ESTATE — 0.1%
CoStar Group, Inc. (a)	1,304	87,681

TECHNOLOGY — 50.8% (b)
Adobe, Inc. (a)	925	323,741
Advanced Micro Devices, Inc. (a)	3,709	794,319
Apple, Inc.	31,235	8,491,547
Applied Materials, Inc.	927	238,230
Arista Networks, Inc. (a)	2,341	306,741
Atlassian Corp. - Class A (a)	480	77,827
Autodesk, Inc. (a)	627	185,598
Broadcom, Inc.	9,250	3,201,425
Cadence Design Systems, Inc. (a)	701	219,119
Cisco Systems, Inc.	693	53,382
Cloudflare, Inc. - Class A (a)	764	150,623
CoreWeave, Inc. - Class A (a)	1,060	75,907
Corning, Inc.	453	39,665
Crowdstrike Holdings, Inc. - Class A (a)	565	264,849
Datadog, Inc. - Class A (a)	1,041	141,566
Fortinet, Inc. (a)	1,754	139,285
Gartner, Inc. (a)	144	36,328
HubSpot, Inc. (a)	153	61,399
Intuit, Inc.	632	418,649
KLA Corp.	294	357,234
Lam Research Corp.	2,854	488,548
Marvell Technology, Inc.	2,176	184,916

	SHARES	VALUE
COMMON STOCKS — 98.7%, continued
TECHNOLOGY — 50.8% (b), continued
Micron Technology, Inc.	153	$43,668
Microsoft Corp.	15,568	7,528,996
MongoDB, Inc. (a)	171	71,767
Monolithic Power Systems, Inc.	134	121,452
NVIDIA Corp.	48,697	9,081,991
Oracle Corp.	3,840	748,454
Palo Alto Networks, Inc. (a)	1,664	306,509
Roper Technologies, Inc.	147	65,434
Salesforce, Inc.	2,100	556,311
Seagate Technology Holdings PLC	403	110,982
ServiceNow, Inc. (a)	2,465	377,613
Snowflake, Inc. (a)	754	165,397
Strategy, Inc. - Class A (a)	331	50,295
Synopsys, Inc. (a)	407	191,176
Teradyne, Inc.	308	59,616
Texas Instruments, Inc.	477	82,755
Tyler Technologies, Inc. (a)	102	46,303
Veeva Systems, Inc. - Class A (a)	459	102,463
Western Digital Corp.	334	57,538
Workday, Inc. - Class A (a)	461	99,014
Zscaler, Inc. (a)	304	68,376
		36,187,008
TOTAL COMMON STOCKS (COST $61,057,671)		70,239,591

REAL ESTATE INVESTMENT TRUSTS — 0.9%
REAL ESTATE — 0.9%
American Tower Corp.	480	84,274
Equinix, Inc.	234	179,281
SBA Communications Corp.	230	44,489
Welltower, Inc.	1,686	312,938

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $605,895)		620,982

	PAR
CORPORATE BONDS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Capital Impact Partners, 4.50%, 06/15/2026 (e)	$180,000	180,542
Acquisition Date: 6/17/2025
TOTAL CORPORATE BONDS (COST $180,000)		180,542

	SHARES
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.67% (c)	127,024	127,024
TOTAL MONEY MARKET FUNDS (COST $127,024)		127,024

TOTAL INVESTMENTS - (COST $61,970,590) — 100.0%		$71,168,139
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(13,567)
TOTAL NET ASSETS — 100.0%		$71,154,572

The accompanying notes are an integral part of these financial statements.

2

Schedule of Investments, continued

Praxis Impact Large Cap Growth ETF

December 31, 2025

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	Illiquid security.

The accompanying notes are an integral part of these financial statements.

3

Schedule of Investments

Praxis Impact Large Cap Value ETF

December 31, 2025

	SHARES	VALUE
COMMON STOCKS — 97.2%
COMMUNICATIONS — 4.5%
Alphabet, Inc. - Class A	336	$105,168
AT&T, Inc.	19,652	488,156
Booking Holdings, Inc.	6	32,132
Charter Communications, Inc. - Class A (a)	167	34,861
Comcast Corp. - Class A	12,747	381,008
DoorDash, Inc. - Class A (a)	139	31,481
Electronic Arts, Inc.	632	129,137
Fox Corp. - Class B	1,030	66,878
Meta Platforms, Inc. - Class A	82	54,127
Netflix, Inc. (a)	528	49,505
T-Mobile US, Inc.	529	107,408
Verizon Communications, Inc.	12,093	492,548
Walt Disney Co.	5,063	576,017
Warner Bros Discovery, Inc. (a)	7,048	203,123
		2,751,549
CONSUMER DISCRETIONARY — 4.7%
Amazon.com, Inc. (a)	464	107,100
AutoZone, Inc. (a)	19	64,439
Carnival Corp. (a)	2,294	70,059
DR Horton, Inc.	797	114,792
eBay, Inc.	973	84,748
Ferguson Enterprises, Inc.	698	155,396
Ford Motor Co.	12,088	158,595
Home Depot, Inc.	2,833	974,835
Lennar Corp. - Class B	289	27,490
Lowe’s Cos., Inc.	1,753	422,753
Marriott International, Inc. - Class A	99	30,714
McDonald’s Corp.	377	115,223
NIKE, Inc. - Class B	2,379	151,566
O’Reilly Automotive, Inc. (a)	326	29,734
PulteGroup, Inc.	275	32,246
Ross Stores, Inc.	403	72,596
Royal Caribbean Cruises Ltd.	315	87,860
Starbucks Corp.	487	41,010
Tesla, Inc. (a)	96	43,173
Tractor Supply Co.	1,052	52,611
Ulta Beauty, Inc. (a)	75	45,376
		2,882,316
CONSUMER STAPLES — 9.0%
Archer-Daniels-Midland Co.	1,858	106,816
Church & Dwight Co., Inc.	942	78,987
Coca-Cola Co.	12,459	871,009
Colgate-Palmolive Co.	2,170	171,473
Dollar General Corp.	399	52,975
Dollar Tree, Inc. (a)	556	68,393
Estee Lauder Cos., Inc. - Class A	621	65,031
General Mills, Inc.	1,200	55,800
Kenvue, Inc.	3,641	62,807
Keurig Dr Pepper, Inc.	3,426	95,962
Kraft Heinz Co.	3,829	92,853
Kroger Co.	1,868	116,713
McCormick & Co., Inc.	652	44,408
Mondelez International, Inc. - Class A	5,171	278,355
Monster Beverage Corp. (a)	661	50,679
PepsiCo, Inc.	4,230	607,090

	SHARES	VALUE
COMMON STOCKS — 97.2%, continued
CONSUMER STAPLES — 9.0%, continued
Procter & Gamble Co.	8,509	$1,219,425
Sysco Corp.	466	34,339
Target Corp.	620	60,605
Tyson Foods, Inc. - Class A	837	49,065
Walmart, Inc.	12,221	1,361,542
		5,544,327
ENERGY — 6.4%
Baker Hughes Co.	6,169	280,936
ConocoPhillips	8,380	784,452
Devon Energy Corp.	5,664	207,472
Diamondback Energy, Inc.	817	122,820
EOG Resources, Inc.	4,628	485,986
EQT Corp.	565	30,284
Kinder Morgan, Inc.	17,975	494,133
ONEOK, Inc.	2,440	179,340
Phillips 66	3,146	405,960
SLB Ltd.	7,609	292,033
Valero Energy Corp.	2,121	345,278
Williams Cos., Inc.	4,663	280,293
		3,908,987
FINANCIALS — 24.9%
Aflac, Inc.	2,570	283,394
Allstate Corp.	1,364	283,917
American Express Co.	1,299	480,565
American International Group, Inc.	1,992	170,416
Ameriprise Financial, Inc.	63	30,891
Aon PLC - Class A	719	253,721
Arch Capital Group Ltd. (a)	1,634	156,733
Arthur J Gallagher & Co.	1,090	282,081
Bank of America Corp.	19,103	1,050,665
Bank of New York Mellon Corp.	2,415	280,357
Blackrock, Inc.	380	406,729
Brown & Brown, Inc.	879	70,056
Capital One Financial Corp.	1,833	444,246
Charles Schwab Corp.	4,447	444,300
Chubb Ltd.	1,639	511,565
Cincinnati Financial Corp.	1,026	167,566
Citigroup, Inc.	5,527	644,946
Citizens Financial Group, Inc.	1,176	68,690
CME Group, Inc.	805	219,829
Corebridge Financial, Inc.	1,523	45,949
F&G Annuities & Life, Inc.	96	2,951
Fifth Third Bancorp	1,823	85,335
Fiserv, Inc. (a)	1,392	93,501
Global Payments, Inc.	621	48,065
Goldman Sachs Group, Inc.	852	748,908
Hartford Insurance Group, Inc.	1,019	140,418
Huntington Bancshares, Inc./OH	6,623	114,909
Intercontinental Exchange, Inc.	1,579	255,735
JPMorgan Chase & Co.	7,728	2,490,116
KeyCorp	4,716	97,338
KKR & Co., Inc.	1,884	240,172
M&T Bank Corp.	797	160,580
Markel Group, Inc. (a)	102	219,264
Marsh & McLennan Cos., Inc.	2,376	440,796

The accompanying notes are an integral part of these financial statements.

4

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

December 31, 2025

	SHARES	VALUE
COMMON STOCKS — 97.2%, continued
FINANCIALS — 24.9%, continued
MetLife, Inc.	2,626	$207,297
Morgan Stanley	3,406	604,667
Nasdaq, Inc.	821	79,744
Northern Trust Corp.	1,338	182,757
PayPal Holdings, Inc.	2,197	128,261
PNC Financial Services Group, Inc.	1,284	268,009
Principal Financial Group, Inc.	1,039	91,650
Progressive Corp.	2,184	497,341
Prudential Financial, Inc.	1,821	205,555
Raymond James Financial, Inc.	317	50,907
Regions Financial Corp.	3,066	83,089
S&P Global, Inc.	125	65,324
State Street Corp.	567	73,149
Synchrony Financial	726	60,570
T Rowe Price Group, Inc.	659	67,468
TransUnion	471	40,388
Travelers Cos., Inc.	999	289,770
Truist Financial Corp.	5,859	288,321
US Bancorp	5,089	271,549
Visa, Inc. - Class A	168	58,919
W R Berkley Corp.	1,320	92,558
Willis Towers Watson PLC	395	129,797
		15,271,794
HEALTH CARE — 16.6%
Abbott Laboratories	4,912	615,424
AbbVie, Inc.	5,004	1,143,364
Agilent Technologies, Inc.	653	88,854
Amgen, Inc.	1,498	490,310
Becton Dickinson & Co.	921	178,738
Biogen, Inc. (a)	412	72,508
Boston Scientific Corp. (a)	1,339	127,674
Bristol-Myers Squibb Co.	5,516	297,533
Cardinal Health, Inc.	796	163,578
Cencora, Inc.	335	113,146
Centene Corp. (a)	1,643	67,609
Cigna Group	1,038	285,689
CVS Health Corp.	4,415	350,374
Danaher Corp.	2,361	540,480
Edwards Lifesciences Corp. (a)	1,939	165,300
Elevance Health, Inc.	837	293,410
Eli Lilly & Co.	83	89,198
GE HealthCare Technologies, Inc.	1,488	122,046
Gilead Sciences, Inc.	3,453	423,821
Humana, Inc.	350	89,646
Intuitive Surgical, Inc. (a)	82	46,442
IQVIA Holdings, Inc. (a)	244	55,000
Johnson & Johnson	7,080	1,465,206
Labcorp Holdings, Inc.	693	173,860
McKesson Corp.	399	327,296
Medtronic PLC	4,416	424,201
Merck & Co., Inc.	7,616	801,660
Quest Diagnostics, Inc.	725	125,809
Regeneron Pharmaceuticals, Inc.	263	203,002
STERIS PLC	217	55,014

	SHARES	VALUE
COMMON STOCKS — 97.2%, continued
HEALTH CARE — 16.6%, continued
Stryker Corp.	93	$32,687
Thermo Fisher Scientific, Inc.	1,245	721,415
Zimmer Biomet Holdings, Inc.	490	44,061
		10,194,355
INDUSTRIALS — 12.2%
AMETEK, Inc.	818	167,944
Amphenol Corp. - Class A	484	65,408
Automatic Data Processing, Inc.	335	86,172
Axon Enterprise, Inc. (a)	87	49,410
Carrier Global Corp.	3,615	191,017
CSX Corp.	4,050	146,813
Deere & Co.	961	447,413
Delta Air Lines, Inc.	2,290	158,926
Dover Corp.	385	75,167
Emerson Electric Co.	2,354	312,423
FedEx Corp.	563	162,628
Fortive Corp.	2,461	135,872
HEICO Corp. - Class A	1,268	320,081
Hubbell, Inc.	78	34,641
Illinois Tool Works, Inc.	2,318	570,923
Ingersoll Rand, Inc.	3,290	260,634
Johnson Controls International PLC	2,600	311,350
Keysight Technologies, Inc. (a)	567	115,209
Norfolk Southern Corp.	640	184,781
Otis Worldwide Corp.	1,642	143,429
PACCAR, Inc.	1,780	194,928
Quanta Services, Inc.	72	30,388
Republic Services, Inc.	1,196	253,468
Rockwell Automation, Inc.	841	327,208
Southwest Airlines Co.	2,564	105,970
TE Connectivity PLC	1,624	369,476
Trane Technologies PLC	1,042	405,546
Trimble, Inc. (a)	386	30,243
Union Pacific Corp.	1,539	356,001
United Airlines Holdings, Inc. (a)	965	107,906
United Parcel Service, Inc. - Class B	2,317	229,823
United Rentals, Inc.	174	140,822
Veralto Corp.	565	56,376
Vertiv Holdings Co. - Class A	247	40,016
Waste Connections, Inc.	890	156,070
Waste Management, Inc.	1,552	340,990
Westinghouse Air Brake Technologies Corp.	330	70,439
WW Grainger, Inc.	56	56,507
Xylem, Inc.	1,980	269,636
		7,482,054
MATERIALS — 3.6%
Air Products and Chemicals, Inc.	683	168,715
CRH PLC	2,203	274,935
International Flavors & Fragrances, Inc.	724	48,790
International Paper Co.	2,101	82,758
Linde PLC	1,361	580,317
LyondellBasell Industries NV - Class A	7,947	344,105
Martin Marietta Materials, Inc.	85	52,926
Newmont Corp.	4,440	443,334
Nucor Corp.	639	104,227

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

December 31, 2025

	SHARES	VALUE
COMMON STOCKS — 97.2%, continued
MATERIALS — 3.6%, continued
Packaging Corp. of America	221	$45,577
Sherwin-Williams Co.	178	57,677
		2,203,361
REAL ESTATE — 0.2%
CBRE Group, Inc. - Class A (a)	783	125,899

TECHNOLOGY — 10.3%
Accenture PLC - Class A	1,830	490,989
Apple, Inc.	729	198,186
Applied Materials, Inc.	1,100	282,689
Arista Networks, Inc. (a)	476	62,370
Broadcom, Inc.	287	99,331
Cisco Systems, Inc.	11,499	885,768
Cognizant Technology Solutions Corp. - Class A	419	34,777
Corning, Inc.	2,824	247,269
Dell Technologies, Inc. - Class C	919	115,684
Garmin Ltd.	257	52,132
Hewlett Packard Enterprise Co.	3,280	78,786
HP, Inc.	4,142	92,284
Intel Corp. (a)	11,568	426,859
KLA Corp.	25	30,377
Lam Research Corp.	241	41,254
Microchip Technology, Inc.	776	49,447
Micron Technology, Inc.	3,245	926,156
Microsoft Corp.	703	339,985
NetApp, Inc.	520	55,687
NVIDIA Corp.	408	76,092
ON Semiconductor Corp. (a)	908	49,168
Oracle Corp.	198	38,592
QUALCOMM, Inc.	2,790	477,230
Roper Technologies, Inc.	798	355,214
Salesforce, Inc.	225	59,605
Seagate Technology Holdings PLC	452	124,476
ServiceNow, Inc. (a)	328	50,246
Strategy, Inc. - Class A (a)	273	41,482
Texas Instruments, Inc.	1,422	246,703
Veeva Systems, Inc. - Class A (a)	167	37,279
Western Digital Corp.	1,114	191,909
Zoom Communications, Inc. (a)	576	49,703
		6,307,729
UTILITIES — 4.8%
American Electric Power Co., Inc.	1,449	167,084
American Water Works Co., Inc.	1,346	175,653
CenterPoint Energy, Inc.	1,445	55,401
Consolidated Edison, Inc.	789	78,364
Dominion Energy, Inc.	2,420	141,788
DTE Energy Co.	464	59,847
Duke Energy Corp.	3,141	368,157
Edison International	1,420	85,228
Entergy Corp.	1,463	135,225
Eversource Energy	1,185	79,786
Exelon Corp.	3,970	173,052
FirstEnergy Corp.	1,382	61,872
NextEra Energy, Inc.	6,160	$494,525
PPL Corp.	1,243	43,530

	SHARES	VALUE
COMMON STOCKS — 97.2%, continued
UTILITIES — 4.8%, continued
Sempra	2,838	250,567
Southern Co.	4,311	375,919
Vistra Corp.	943	152,134
WEC Energy Group, Inc.	402	42,395
Xcel Energy, Inc.	433	31,981
		2,972,508
TOTAL COMMON STOCKS (COST $54,048,434)		59,644,879

REAL ESTATE INVESTMENT TRUSTS — 2.2%
REAL ESTATE — 2.2%
American Tower Corp.	272	47,755
Crown Castle, Inc.	663	58,921
Digital Realty Trust, Inc.	930	143,880
Equity Residential	653	41,165
Extra Space Storage, Inc.	509	66,282
Iron Mountain, Inc.	1,267	105,098
Prologis, Inc.	2,915	372,129
Public Storage	429	111,325
Realty Income Corp.	1,951	109,978
Simon Property Group, Inc.	732	135,500
Ventas, Inc.	1,228	95,023
Welltower, Inc.	301	55,869
Weyerhaeuser Co.	1,340	31,745
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $1,319,718)		1,374,670

	PAR
CORPORATE BONDS — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Capital Impact Partners, 4.50%, 06/15/2026 (c)	$180,000	180,542
Acquisition Date: 6/17/2025
TOTAL CORPORATE BONDS (COST $180,000)		180,542

	SHARES
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.67% (b)	98,044	98,044
TOTAL MONEY MARKET FUNDS (COST $98,044)		98,044

TOTAL INVESTMENTS - (COST $55,646,196) — 99.9%		61,298,135
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		46,775
TOTAL NET ASSETS — 100.0%		$61,344,910

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Illiquid security.

The accompanying notes are an integral part of these financial statements.

6

Statements of Assets & Liabilities

December 31, 2025

	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
Assets:
Investments, at value	$71,168,139	$61,298,135
Dividends receivable	6,952	63,640
Interest receivable	360	360
Dividend tax reclaims receivable	102	1,163
Total Assets	71,175,553	61,363,298

Liabilities:
Payable to Adviser	20,981	18,388
Total Liabilities	20,981	18,388

Net Assets	$71,154,572	$61,344,910

Net Assets Consists of:
Paid-in capital	$62,581,448	$56,094,932
Total distributable earnings	8,573,124	5,249,978
Total Net Assets	$71,154,572	$61,344,910

Net assets	$71,154,572	$61,344,910
Shares issued and outstanding(a)	1,950,000	2,025,000
Net asset value per share	$36.49	$30.29

Cost:
Investments, at cost	$61,970,590	$55,646,196

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

7

Statements of Operations

For the Period Ended December 31, 2025

	Praxis Impact Large Cap Growth ETF(a)	Praxis Impact Large Cap Value ETF(a)
Investment Income:
Dividend income	$161,254	$729,535
Less: issuance fees	—	(21)
Less: dividend withholding taxes	(101)	(118)
Interest income	4,343	4,343
Total Investment Income	165,496	733,739

Expenses:
Investment advisory fee	119,567	115,952
Total Expenses	119,567	115,952

Net Investment Income	45,929	617,787

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(629,002)	(419,097)
In-kind redemptions	1,437,228	995,743
Net realized gain (loss)	808,226	576,646
Net change in unrealized appreciation (depreciation) on:
Investments	9,197,549	5,651,939
Net change in unrealized appreciation (depreciation)	9,197,549	5,651,939
Net Realized and Unrealized Gain (Loss)	10,005,775	6,228,585
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,051,704	$6,846,372

(a)	Inception date of the Fund was April 7, 2025.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(a)
Operations:
Net investment income (loss)	$45,929	$617,787
Net realized gain (loss)	808,226	576,646
Net change in unrealized appreciation (depreciation)	9,197,549	5,651,939
Net increase (Decrease) in Net Assets from Operations	10,051,704	6,846,372

Distributions to Shareholders:
From earnings	(46,494)	(619,777)
Total Distributions to Shareholders	(46,494)	(619,777)

Capital Transactions:
Shares sold	67,275,520	60,987,995
Shares redeemed	(6,126,158)	(5,869,680)
Net Increase (Decrease) in Net Assets from Capital Transactions	61,149,362	55,118,315
Net Increase (Decrease) In Net Assets	71,154,572	61,344,910

Net Assets:
Beginning of the period	—	—
End of the period	$71,154,572	$61,344,910

Shares Transactions
Shares sold	2,125,000	2,225,000
Shares redeemed	(175,000)	(200,000)
Total Increase (Decrease) in Shares Outstanding	1,950,000	2,025,000

(a)	Inception date of the Fund was April 7, 2025.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Praxis Impact Large Cap Growth ETF

Period Ended December 31, 2025(a)
Per Share Data:
Net asset value, beginning of period	$25.14
Investment Operations:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	11.34
Total from investment operations	11.38
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$36.49
Total return(d)	45.28%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$71,155
Ratio of expenses to average net assets(e)	0.36%
Ratio of net investment income (loss) to average net assets(e)	0.14%
Portfolio turnover rate(d)(f)	13%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights, continued

Praxis Impact Large Cap Value ETF

Period Ended December 31, 2025(a)
Per Share Data:
Net asset value, beginning of period	$24.69
Investment Operations:
Net investment income(b)	0.41
Net realized and unrealized gain (loss) on investments(c)	5.54
Total from investment operations	5.95
Less distributions from:
Net investment income	(0.35)
Total distributions	(0.35)
Net asset value, end of period	$30.29
Total return(d)	24.14%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$61,345
Ratio of expenses to average net assets(e)	0.36%
Ratio of net investment income (loss) to average net assets(e)	1.92%
Portfolio turnover rate(d)(f)	14%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

11

Notes to the Financial Statements	December 31, 2025

Note 1 – Organization

The Praxis Funds (the “Trust”) was organized as a Delaware statutory trust on September 27, 1993, and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Included in this Report are the two operational exchange-traded funds (“ETFs”): Praxis Impact Large Cap Growth ETF (“PRXG”) and Praxis Impact Large Cap Value ETF (“PRXV”) (collectively, the “Funds” or individually, a “Fund”). The Funds each qualify as and will continue to qualify as non-diverisifed management investment companies under the 1940 Act. The investment objective of PRXG and PRXV is to seek capital appreciation.

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
12

Notes to the Financial Statements, continued	December 31, 2025

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:

Praxis Impact Large Cap Growth ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,239,591	$—	$—	$70,239,591
Real Estate Investment Trusts	620,982	—	—	620,982
Corporate Bonds	—	180,542	—	180,542
Short-term Investments	127,024	—	—	127,024
Total Investments	$70,987,597	$180,542	$—	$71,168,139

Praxis Impact Large Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,644,879	$—	$—	$59,644,879
Real Estate Investment Trusts	1,374,670	—	—	1,374,670
Corporate Bonds	—	180,542	—	180,542
Short-term Investments	98,044	—	—	98,044
Total Investments	$61,117,593	$180,542	$—	$61,298,135

Refer to the Schedules of Investments for further disaggregation of investment categories.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid quarterly for the Funds.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

13

Notes to the Financial Statements, continued	December 31, 2025

Federal Income Taxes:

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

During the period ended December 31, 2025, the Funds did not incur any interest or penalties.

Reclassification of Capital Accounts:

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended December 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
PRXG	$(1,432,086)	$1,432,086
PRXV	$(976,617)	$976,617

Note 3 – Related Party Transaction

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance.

The Management Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, PRXG and PRXV paid the Adviser a monthly unitary management fee at an annual rate of 0.36%, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

For the period ended December 31, 2025, the table below represents the amount each Fund incurred in management fees:

Management Fees
PRXG	$119,567
PRXV	$115,952

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Funds’ sub-administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended December 31, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

14

Notes to the Financial Statements, continued	December 31, 2025

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 6. Shares in less than Creation Units are not distributed by the Distributor. The Distributor did not receive commissions from the Funds during the period ended December 31, 2025.

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement,

Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Note 4 – Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases	Sales
PRXG	$6,262,776	$6,484,710
PRXV	$6,326,733	$7,127,789

The costs of purchases and sales of in-kind transactions, during the period ended December 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
PRXG	$67,022,680	$5,909,924
PRXV	$60,658,580	$5,058,760

Note 5 – Federal Income Tax Information

The tax character of the distributions paid during the period ended December 31, 2025 is as follows:

Ordinary Income
PRXG	$46,494
PRXV	619,777

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended December 31, 2025, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
PRXG	$276,298	$—	$276,298
PRXV	$175,812	$—	$175,812

15

Notes to the Financial Statements, continued	December 31, 2025

As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	PRXG	PRXV
Federal income tax cost of investments	$62,318,717	$55,871,099
Aggregate gross unrealized appreciation	10,800,146	7,023,046
Aggregate gross unrealized (depreciation)	(1,950,724)	(1,596,010)
Net unrealized appreciation (depreciation)	8,849,422	5,427,036
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—	—
Distributable Earnings	—	—
Accumulated capital and other gain/(loss)	(276,298)	(177,058)
Total distributable earnings (accumulated loss)	8,573,124	5,249,978

Book and tax unrealized appreciation (depreciation) differ due to temporary differences related to wash sales.

Note 6 – Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

For the period ended December 31, 2025, no variable rate transaction fees have been assessed for each Fund.

Note 7 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Praxis Investment Management, Inc., the adviser to the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF, has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, Vident Advisory, LLC (d/b/a Vident Asset Management), the sub-adviser to the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF, has no voting power of the shares outstanding of the Funds. It is not known whether there are any beneficial owners.

Note 8 – Principal Risks

For all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

Note 9 – Guarantees and Indemnification

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

16

Notes to the Financial Statements, continued	December 31, 2025

Note 10 – Accounting Pronouncements and/or Regulatory Updates

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the period were determined to not be significant.

Note 11 – Subsequent Events

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to December 31, 2025, that materially impacted the amounts or disclosures in the Funds’ financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Praxis Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF (the “Funds”), each a series of Praxis Funds, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the period April 7, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period April 7, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Praxis Investment Management, Inc. since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

February 24, 2026

18

Other Non-Audited Information (unaudited)	December 31, 2025

Tax Information

For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PRXG	100.00%
PRXV	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

PRXG	100.00%
PRXV	100.00%

For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

PRXG	0.00%
PRXV	0.00%

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.praxisinvests.com

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.praxisinvests.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

Additional Information (unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

19

Praxis Investment Management

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2260169

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Chad Horning
Chad Horning
Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	March 6, 2026

*	Print the name and title of each signing officer under his or her signature.